UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	7/31/2018

Item 1. Schedule of Investments

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

Long-Term Investments 92.5%
Asset-Backed Securities 38.5%
Automobiles 0.2%
OneMain Direct Auto Receivables Trust,
Series 2017-1A, Class C, 144A	3.910%	08/16/21		4,100	$ 4,123,877
Series 2017-2A, Class E, 144A	4.740	11/14/25		1,200	1,188,647
					5,312,524
Collateralized Loan Obligations 26.6%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 144A, 3 Month LIBOR + 1.270%	3.609(c)	07/15/30		1,750	1,752,295
Armada Euro CLO (Ireland),
Series 2018-2A, Class A1, 144A, 3 Month EURIBOR + 0.760%	0.760(c)	11/15/31	EUR	12,500	14,530,418
Series 2018-2A, Class A3, 144A	1.500	11/15/31	EUR	2,500	2,920,485

ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.619(c)	07/15/29		2,500	2,503,637
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.599(c)	07/16/29		2,000	2,002,582
Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	3.639(c)	01/16/30		4,500	4,497,262
Aurium CLO DAC (Ireland),
Series 4A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750(c)	01/16/31	EUR	15,500	18,005,888
Series 4A, Class A2, 144A	1.620	01/16/31	EUR	3,100	3,628,106

Babson Euro CLO (Netherlands), Series 2015-1A, Class A1R, 144A, 3 Month EURIBOR + 0.820%	0.499(c)	10/25/29	EUR	4,000	4,671,307
Bain Capital Euro CLO DAC (Ireland), Series 2018-1A, Class A, 144A, 3 Month EURIBOR + 0.780%	0.780(c)	04/20/32	EUR	10,000	11,636,296
Battalion CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1R, 144A, 3 Month LIBOR + 1.340%	3.673(c)	07/18/30		2,000	2,003,971
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.589(c)	07/15/29		3,500	3,504,001

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.589%(c)	10/15/30		9,250	$ 9,262,913

Bosphorus CLO DAC (Ireland), Series 4A, Class A, 144A, 3 Month EURIBOR + 0.820%	0.820(c)	12/15/30	EUR	10,000	11,656,762
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.686(c)	01/17/28		4,000	3,958,080
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2015-3A, Class A1BR, 144A	1.150	07/15/30	EUR	8,500	9,878,510
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.568(c)	07/20/31		3,000	3,003,694
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	3.607(c)	04/22/30		10,500	10,474,462
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 144A, 3 Month LIBOR + 1.110%	3.457(c)	01/22/31		8,000	7,996,865
CVC Cordatus Loan Fund (Ireland),
Series 3A, Class A1RR, 144A, 3 Month EURIBOR + 0.780%	0.780(c)	08/15/32	EUR	12,800	14,877,453
Series 3A, Class A2RR, 144A	1.750	08/15/32	EUR	7,200	8,466,618

ECP CLO Ltd. (Cayman Islands), Series 2014-06A, Class A1A, 144A, 3 Month LIBOR + 1.450%	3.789(c)	07/15/26		7,600	7,599,900
Elevation CLO Ltd. (Cayman Islands), Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.220%	3.559(c)	07/15/30		4,000	4,003,555
Ellington CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.700%	4.043(c)	02/15/29		20,000	20,095,274
Galaxy CLO Ltd. (Cayman Islands), Series 2018-29A, Class B, 144A, 3 Month LIBOR + 1.400%	3.730(c)	11/15/26		3,000	3,000,168
Hayfin Emerald CLO DAC (Ireland), Series 1A, Class A3, 144A	1.700	09/06/31	EUR	3,000	3,502,245
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A1R, 144A, 3 Month LIBOR + 1.000%	3.363(c)	02/05/31		15,250	15,123,863

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.627%(c)	10/23/29		3,000	$ 3,001,181
Jubilee CLO Ltd. (Netherlands), Series 2017-19A, Class A1, 144A, 1 Month LIBOR + 0.800%	0.800(c)	07/15/30	EUR	1,500	1,746,448
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.519(c)	01/15/31		8,000	8,003,892
Series 18, Class A, 144A, 3 Month LIBOR + 1.270%	3.603(c)	07/18/30		8,000	8,006,831
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.643(c)	05/15/26		10,000	9,999,939
Series 2018-1A, Class B, 144A, 3 Month LIBOR + 1.650%	3.981(c)	05/20/29		18,000	17,996,333

Marlay Park CLO Ltd., Series 1A, Class A1A, 144A, 3 Month EURIBOR + 0.740%	0.740(c)	10/15/30	EUR	12,000	13,938,827
MidOcean Credit CLO (Cayman Islands),
Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.120%	2.681(c)	04/21/31		7,500	7,474,943
Series 2014-3A, Class BR, 144A, 3 Month LIBOR + 1.800%	3.851(c)	04/21/31		18,000	18,000,335

Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.210%	3.549(c)	01/16/31		8,000	7,968,061
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A2R, 144A, 3 Month LIBOR + 1.780%	4.119(c)	07/15/31		22,500	22,469,962
North Westerly CLO BV (Netherlands), Series IV-A, Class A2R, 144A	1.250	01/15/26	EUR	1,495	1,746,256
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.599(c)	07/15/30		5,750	5,756,674
OZLM Ltd. (Cayman Islands),
Series 2014-6A, Class A2AS, 144A, 3 Month LIBOR + 1.750%	4.086(c)	04/17/31		4,000	3,996,110
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.589(c)	10/30/30		3,000	3,005,353
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	3.838(c)	01/20/29		22,750	22,820,798
Series 2018-20A, Class A2, 144A, 3 Month LIBOR + 1.650%	3.810(c)	04/20/31		3,000	2,996,187

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
OZLME Designated Activity Co. (Netherlands),
Series 3A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750%(c)	08/24/30	EUR	38,000	$ 44,257,465
Series 3A, Class A2, 144A	1.150	08/24/30	EUR	8,000	9,343,843
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	3.466(c)	01/17/31		10,000	9,985,734
Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.631(c)	05/21/29		10,200	10,219,207
Series 2015-2A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.618(c)	07/20/30		5,750	5,758,209
Series 2018-2A, Class A1A, 144A, 3 Month LIBOR + 1.100%	3.362(c)	07/16/31		12,000	12,000,000

Regatta Funding LP (Cayman Islands), Series 2013-2A, Class A1R, 144A, 3 Month LIBOR + 1.540%	3.879(c)	01/15/29		7,250	7,271,906
Regatta Funding Ltd. (Cayman Islands), Series 2017-1A, Class A, 144A, 3 Month LIBOR + 1.250%	3.586(c)	10/17/30		4,750	4,759,019
Romark CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.378(c)	04/20/31		1,500	1,499,846
Series 2018-2A, Class A1, 144A, 3 Month LIBOR + 1.175%	2.355(c)	07/25/31		5,000	5,000,000
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-5RA, Class B, 144A, 3 Month LIBOR + 1.700%	4.063(c)	05/07/31		12,500	12,496,854
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270%	3.613(c)	08/15/30		2,500	2,503,732
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.228(c)	07/20/27		7,500	7,486,844
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.280%	3.615(c)	07/25/30		8,500	8,507,570
Series 2017-3A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.568(c)	10/20/30		8,750	8,761,745

TICP CLO Ltd. (Cayman Islands), Series 2017-7A, Class AS, 144A, 3 Month LIBOR + 1.230%	3.569(c)	07/15/29		5,500	5,503,931
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-3A, Class BR, 144A, 3 Month LIBOR + 1.400%	3.739(c)	07/15/27		12,880	12,781,898

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-6A, Class A, 144A, 3 Month LIBOR + 1.320%	3.655%(c)	07/25/29		9,750	$ 9,769,108
Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.210%	3.545(c)	01/25/31		4,500	4,505,014
Series 2017-7A, Class B, 144A, 3 Month LIBOR + 1.600%	3.935(c)	01/25/31		3,000	3,006,610

Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2R, 144A, 3 Month LIBOR + 1.500%	3.848(c)	04/15/29		4,000	3,992,975
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.219(c)	07/15/27		7,500	7,487,179
Voya CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.549(c)	10/15/30		2,750	2,753,333
Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 0.900%	3.233(c)	01/18/29		19,000	18,931,572

Voya Euro CLO Designated Activity Co. (Ireland), Series 1A, Class A, 144A, 3 Month LIBOR + 0.750%	0.750(c)	10/15/30	EUR	13,000	15,107,395
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.320%	3.668(c)	04/20/29		4,000	4,006,756
Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.598(c)	10/20/29		7,000	7,014,148
Series 2017-3A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.486(c)	01/17/31		10,500	10,479,063

York CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.497(c)	01/22/31		3,000	3,000,570
Zais CLO Ltd. (Cayman Islands),
Series 2015-3A, Class A2R, 144A, 3 Month LIBOR + 2.190%	4.527(c)	07/15/31		12,800	12,799,616
Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.709(c)	07/15/29		8,750	8,770,613
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	3.629(c)	04/15/30		4,750	4,775,654
					648,022,149

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans 2.2%
Lendmark Funding Trust,
Series 2017-1A, Class B, 144A	3.770%	12/22/25	1,300	$ 1,286,204
Series 2017-2A, Class C, 144A	4.330	05/20/26	700	689,914
OneMain Financial Issuance Trust,
Series 2014-2A, Class C, 144A	4.330	09/18/24	2,857	2,859,942
Series 2015-1A, Class B, 144A	3.850	03/18/26	2,000	2,012,021
Series 2015-2A, Class B, 144A	3.100	07/18/25	5,246	5,245,892
Series 2015-2A, Class C, 144A	4.320	07/18/25	2,100	2,109,798
Series 2017-1A, Class A2, 144A, 1 Month LIBOR + 0.800%	2.872(c)	09/14/32	4,300	4,307,913
Series 2017-1A, Class C, 144A	3.350	09/14/32	700	685,306
Oportun Funding LLC,
Series 2016-C, Class B, 144A	4.850	11/08/21	6,665	6,676,899
Series 2017-B, Class B, 144A	4.260	10/10/23	7,500	7,462,708
Series 2018-B, Class A, 144A	3.910	07/08/24	1,750	1,746,946
Series 2018-B, Class B, 144A	4.500	07/08/24	500	498,596
Series 2018-B, Class C, 144A	5.430	07/08/24	1,000	997,196

PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%	4.414(c)	04/25/23	3,200	3,215,210
PNMAC GMSR Issuer Trust, Series 2017-GT02, Class A, 144A, 1 Month LIBOR + 4.000%	6.064(c)	08/25/23	3,800	3,807,702
Springleaf Funding Trust,
Series 2015-AA, Class B, 144A	3.620	11/15/24	3,430	3,422,291
Series 2015-AA, Class C, 144A	5.040	11/15/24	6,000	5,983,606
				53,008,144
Home Equity Loans 4.3%
ABFC Trust, Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%	2.764(c)	06/25/34	1,241	1,210,569
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A2, 1 Month LIBOR x (1) + 1.200% (Cap 13.000%, Floor 0.600%)	3.264(c)	10/25/34	2,990	3,048,118
Series 2004-3, Class 2A5, 1 Month LIBOR x (1) + 1.080% (Cap 13.000%, Floor 0.540%)	3.144(c)	10/25/34	1,714	1,718,299

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Accredited Mortgage Loan Trust, (cont’d.)
Series 2005-3, Class M1, 1 Month LIBOR x (1) + 0.450% (Cap N/A, Floor 0.450%)	2.990%(c)	09/25/35	228	$ 228,338

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-10, Class AV1, 1 Month LIBOR + 0.760%	2.824(c)	12/25/33	2,830	2,814,491
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1, 1 Month LIBOR + 1.350%	3.414(c)	02/25/33	1,595	1,576,941
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W07, Class M1, 1 Month LIBOR + 1.035%	3.099(c)	03/25/34	920	920,385
Series 2003-W09, Class M1, 1 Month LIBOR + 1.035%	3.099(c)	01/25/34	1,803	1,805,947
Series 2003-W5, Class M1, 1 Month LIBOR + 1.050%	3.114(c)	10/25/33	24	24,398
Series 2003-W8, Class M1, 1 Month LIBOR + 1.050%	3.114(c)	12/25/33	735	739,299
Series 2004-W6, Class AF	4.123	05/25/34	199	200,140
Series 2004-W6, Class AV5, 1 Month LIBOR + 0.800%	2.864(c)	05/25/34	587	564,564
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE6, Class A2, 1 Month LIBOR + 0.680%	2.744(c)	11/25/33	1,758	1,703,172
Series 2003-HE6, Class A3B, 1 Month LIBOR + 0.960%	3.024(c)	11/25/33	3,546	3,426,901
Series 2004-HE3, Class M1, 1 Month LIBOR + 0.810%	2.874(c)	06/25/34	2,700	2,696,187
Bear Stearns Asset Backed Securities Trust,
Series 2002-2, Class A1, 1 Month LIBOR + 0.660%	2.724(c)	10/25/32	927	930,061
Series 2003-3, Class A2, 1 Month LIBOR + 1.180%	3.244(c)	06/25/43	112	111,212
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.095%	3.159(c)	01/25/34	2,418	2,448,479
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR2, Class M2, 1 Month LIBOR + 1.020%	3.084(c)	06/25/34	1,100	1,114,604
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575%	3.639(c)	12/25/34	3,090	3,161,270

Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1, 1 Month LIBOR + 0.855%	2.919(c)	07/25/34	5,039	5,038,917
Home Equity Asset Trust,
Series 2003-6, Class M1, 1 Month LIBOR + 1.050%	3.114(c)	02/25/34	1,115	1,091,378

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Home Equity Asset Trust, (cont’d.)
Series 2004-7, Class A2, 1 Month LIBOR x (1) + 0.840% (Cap N/A, Floor 0.420%)	2.904%(c)	01/25/35	1,050	$ 1,059,292

Mastr Asset Backed Securities Trust, Series 2003-WMC2, Class M2, 1 Month LIBOR x (1) + 2.475% (Cap N/A, Floor 1.650%)	4.539(c)	08/25/33	977	1,023,732
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1, 1 Month LIBOR + 0.720%	2.784(c)	12/25/34	8,247	8,143,113
Merrill Lynch Mortgage Investors Trust, Series 2002-HE1, Class A1, 1 Month LIBOR + 1.000%	3.064(c)	08/25/32	2,749	2,705,246
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020%	3.084(c)	10/25/33	2,807	2,805,943
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050%	3.114(c)	09/25/33	597	592,162
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	3.084(c)	10/25/33	732	725,231
Series 2004-HE04, Class M1, 1 Month LIBOR + 0.900%	2.964(c)	05/25/34	5,039	5,030,518
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945%	3.009(c)	06/25/34	803	803,842
Series 2004-OP1, Class M1, 1 Month LIBOR + 0.870%	2.934(c)	11/25/34	1,941	1,934,717
New Residential Mortgage Loan Trust,
Series 2018-1A, Class A1A, 144A	4.000(cc)	12/25/57	3,152	3,168,903
Series 2018-RPL1, Class A1, 144A	3.500(cc)	12/25/57	36,355	36,053,633
Option One Mortgage Loan Trust,
Series 2004-1, Class M1, 1 Month LIBOR + 0.900%	2.964(c)	01/25/34	1,664	1,651,069
Series 2005-1, Class A4, 1 Month LIBOR x (1) + 0.800% (Cap N/A, Floor 0.400%)	2.864(c)	02/25/35	68	68,146

RASC Series Trust, Series 2005-KS11, Class M1, 1 Month LIBOR x (1) + 0.400% (Cap 14.000%, Floor 0.400%)	2.464(c)	12/25/35	496	496,304
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1, 1 Month LIBOR + 0.780%	2.844(c)	02/25/34	1,133	1,141,487
				103,977,008

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities 4.8%
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3, 1 Month LIBOR + 1.000%	3.064%(c)	11/25/32	660	$ 658,307
Chase Funding Trust Series,
Series 2002-3, Class 2A1, 1 Month LIBOR x (1) + 0.640% (Cap N/A, Floor 0.320%)	2.704(c)	08/25/32	312	305,934
Series 2003-4, Class 1A5	5.246	05/25/33	689	697,679
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1, 1 Month LIBOR x (1) + 0.630% (Cap N/A, Floor 0.420%)	2.694(c)	02/25/35	316	315,511
Series 2005-WF1, Class A5	5.010(cc)	11/25/34	28	27,856
Countrywide Asset-Backed Certificates,
Series 2003-BC4, Class M1, 1 Month LIBOR + 1.050%	3.114(c)	07/25/33	873	869,188
Series 2004-3, Class 1A, 1 Month LIBOR + 0.420%	2.484(c)	08/25/34	7,769	7,379,041
Series 2004-BC4, Class M1, 1 Month LIBOR + 1.050%	3.114(c)	11/25/34	625	625,486
Credit Suisse Mortgage Trust,
Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	5.242(c)	12/26/46	5,060	5,169,418
Series 2018-3R, Class 1A1, 144A, 1 Month LIBOR + 1.200%	3.071(c)	12/25/46	7,087	7,081,225
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB3, Class AF1	3.379	12/25/32	137	135,426
Series 2003-CB5, Class M1, 1 Month LIBOR + 1.020%	3.084(c)	11/25/33	736	718,531
CWABS, Inc., Asset-Backed Certificates,
Series 2004-1, Class M1, 1 Month LIBOR + 0.750%	2.814(c)	03/25/34	127	127,980
Series 2004-6, Class 1A1, 1 Month LIBOR + 0.540%	2.604(c)	12/25/34	1,922	1,904,058
Finance America Mortgage Loan Trust,
Series 2003-1, Class M1, 1 Month LIBOR x (1) + 1.050% (Cap N/A, Floor 0.700%)	3.114(c)	09/25/33	1,923	1,872,328
Series 2004-2, Class M1, 1 Month LIBOR + 0.825%	2.889(c)	08/25/34	5,431	5,415,317

First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A2, 1 Month LIBOR x (1) + 0.760% (Cap N/A, Floor 0.380%)	2.824(c)	08/25/34	1,047	1,022,347
Fremont Home Loan Trust, Series 2004-4, Class M1, 1 Month LIBOR x (1) + 0.795% (Cap N/A, Floor 0.530%)	2.859(c)	03/25/35	2,512	2,490,485
GSAMP Trust,
Series 2003-HE2, Class A1A, 144A, 1 Month LIBOR x (1) + 0.600% (Cap N/A, Floor 0.300%)	2.664(c)	08/25/33	791	771,873

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
GSAMP Trust, (cont’d.)
Series 2004-AR1, Class A2B, 1 Month LIBOR x (1) + 1.200% (Cap N/A, Floor 0.600%)	3.264%(c)	06/25/34	1,422	$ 1,423,202
Series 2004-NC2, Class A1B, 1 Month LIBOR x (1) + 0.900% (Cap N/A, Floor 0.450%)	2.964(c)	10/25/34	1,787	1,714,229
Series 2007-HE01, Class A1, 1 Month LIBOR + 0.140%	2.204(c)	03/25/47	2,441	2,308,231

JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 1 Month LIBOR x (1) + 0.430% (Cap N/A, Floor 0.430%)	2.494(c)	12/25/35	414	413,587
Long Beach Mortgage Loan Trust,
Series 2003-4, Class AV1, 1 Month LIBOR + 0.620%	2.684(c)	08/25/33	1,464	1,461,431
Series 2004-2, Class A1, 1 Month LIBOR x (1) + 0.440% (Cap N/A, Floor 0.220%)	2.504(c)	06/25/34	985	970,203

LSFVT, Series 2018-1, 1 Month LIBOR + 2.000%^	3.982(c)	04/01/21	21,716	21,650,774
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900%	2.964(c)	05/25/34	268	266,425
Series 2004-NC06, Class M1, 1 Month LIBOR + 0.900%	2.964(c)	07/25/34	1,656	1,616,956
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WCH1, Class M3, 1 Month LIBOR x (1) + 0.840% (Cap N/A, Floor 0.560%)	2.904(c)	01/25/36	924	924,453
Series 2005-WCW1, Class M1, 1 Month LIBOR x (1) + 0.450% (Cap N/A, Floor 0.450%)	2.514(c)	09/25/35	285	285,402
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1, 1 Month LIBOR + 0.900%	2.964(c)	11/25/34	1,397	1,341,859
Series 2004-BC2, Class M1, 1 Month LIBOR + 0.825%	2.889(c)	05/25/35	2,137	2,131,047
Series 2004-BC4, Class A2C, 1 Month LIBOR x (1) + 0.980% (Cap N/A, Floor 0.490%)	3.044(c)	10/25/35	1,257	1,232,465
Structured Asset Investment Loan Trust,
Series 2004-8, Class A8, 1 Month LIBOR + 1.000%	3.064(c)	09/25/34	2,123	2,120,479
Series 2004-BNC1, Class A2, 1 Month LIBOR + 1.000%	3.064(c)	09/25/34	3,378	3,379,602
Series 2005-3, Class M2, 1 Month LIBOR x (1) + 0.660% (Cap N/A, Floor 0.440%)	2.724(c)	04/25/35	972	972,835
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750(cc)	06/25/57	2,827	2,751,583

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2018-02, Class A1, 144A	3.250%(cc)	03/25/58		14,228	$ 14,051,918
Series 2018-03, Class A1, 144A	3.750(cc)	05/25/58		16,909	16,880,987
VOLT LLC,
Series 2017-NP10, Class A1, 144A	3.000	10/25/47		2,320	2,293,843
Series 2017-NPL04, Class A1, 144A	3.375	04/25/47		358	356,329
Series 2017-NPL07, Class A1, 144A	3.250	06/25/47		465	462,289
					118,598,119
Student Loan 0.4%
SLM Student Loan Trust, Series 2007-2, Class B, 3 Month LIBOR + 0.170%	2.505(c)	07/25/25		11,503	10,583,074
Total Asset-Backed Securities (cost $941,010,053)					939,501,018
Bank Loans 2.2%
Consumer Services 0.0%
Richmond UK Bidco Ltd. (United Kingdom), Facility B, 1 Month GBP LIBOR + 4.250%	4.930(c)	03/03/24	GBP	972	1,248,056
Foods 0.4%
KFC Holding Co., 2018 Term B Loan, 1 Month LIBOR + 1.750%	3.829(c)	04/03/25		4,289	4,285,226
Sigma Bidco BV, Facility B4 Loan, 1 Month GBP LIBOR + 4.000%	4.497(c)	07/02/25	GBP	3,700	4,760,494
					9,045,720
Healthcare & Pharmaceuticals 0.0%
Nidda Healthcare Holding AG (Germany), Facility C-GBP, 3 Month GBP LIBOR + 4.500%	4.792(c)	08/21/24	GBP	38	49,560
Healthcare-Services 0.1%
Avantor, Inc., Initial Euro Term Loan, 1 Month EURIBOR + 4.250%	4.250(c)	11/21/24	EUR	1,368	1,605,809

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Internet 0.2%
McAfee LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.572%(c)	09/30/24		2,941	$ 2,961,070
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.572(c)	09/29/25		1,950	1,984,125
					4,945,195
Oil & Gas 0.2%
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%	8.750(c)	04/06/26	EUR	675	780,921
Term B, 3 Month GBP LIBOR + 4.750%	5.435(c)	02/06/25	GBP	1,122	1,461,181
Term B1, 3 Month EURIBOR + 4.000%	4.000(c)	02/07/25	EUR	1,638	1,903,793
Term Loan, 3 Month EURIBOR + 4.000%	4.000(c)	02/28/25		833	967,475
					5,113,370
Oil, Gas & Coal 0.0%
EG America LLC, Second Lien Facility (USD), 3 Month LIBOR + 8.000%	10.220(c)	03/23/26		1,150	1,134,188
Software 0.1%
BMC Software Finance, Inc., Initial B-2 US Term Loan, 1 Month LIBOR + 3.250%	5.327(c)	09/10/22		1,883	1,883,255
Technology 0.7%
Dell International LLC, Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%	3.580(c)	12/31/18		13,300	13,292,871
First Data Corp., Term Loan	—(p)	06/02/20		3,692	3,689,249
					16,982,120
Telecommunications 0.4%
Altice France SA (France), Term Loan, 3 Month LIBOR + 4.000%	6.336(c)	01/31/26		5,075	4,962,396
Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	4.625(c)	02/02/24		3,990	3,988,901
					8,951,297

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Transportation 0.1%
XPO Logistics, Inc., Refinancing Term Loan, 1 Month LIBOR + 2.000%	4.064%(c)	02/24/25	3,300	$ 3,305,244
Total Bank Loans (cost $54,761,741)				54,263,814
Commercial Mortgage-Backed Securities 6.4%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35	2,700	2,459,542
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35	2,700	2,396,654

BANK, Series 2017-BNK08, Class A3	3.229	11/15/50	1,300	1,242,970
BBCMS Mortgage Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449%	3.520(c)	03/15/37	16,400	16,410,181
COMM Mortgage Trust,
Series 2012-CR1, Class XA, IO	1.872(cc)	05/15/45	11,400	661,116
Series 2015-LC19, Class XB, IO, 144A	0.267(cc)	02/10/48	123,049	1,981,495

Commercial Mortgage Trust, Series 2013-CR07, Class A3	2.929	03/10/46	200	195,850
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XB, IO	0.253(cc)	04/15/50	66,743	1,079,848
Series 2018-CX11, Class A3	4.095	04/15/51	9,000	9,206,395
CSMC Trust,
Series 2017-LSTK, Class D, 144A	3.331(cc)	04/05/33	6,850	6,706,580
Series 2017-LSTK, Class E, 144A	3.331(cc)	04/05/33	12,575	12,240,802
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR x (1) + 1.700% (Cap N/A, Floor 1.700%)	3.772(c)	05/15/35	3,625	3,597,766
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR x (1) + 2.000% (Cap N/A, Floor 2.000%)	4.072(c)	05/15/35	14,000	13,991,121

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	15,500	13,951,759
FHLMC Multifamily Structured Pass-Through Certificates,
Series K007, Class X1, IO	1.036(cc)	04/25/20	4,103	57,404
Series K008, Class X1, IO	1.523(cc)	06/25/20	18,418	416,960
Series K010, Class X1, IO	0.155(cc)	10/25/20	18,021	61,965
Series K018, Class X1, IO	1.358(cc)	01/25/22	15,283	564,553
Series K020, Class X1, IO	1.416(cc)	05/25/22	19,982	873,479
Series K021, Class X1, IO	1.456(cc)	06/25/22	4,125	190,858
Series K025, Class X1, IO	0.860(cc)	10/25/22	91,601	2,775,909
Series K055, Class X1, IO	1.367(cc)	03/25/26	23,131	1,967,400

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K066, Class X1, IO	0.753%(cc)	06/25/27		235,977	$ 13,164,428
Series K710, Class X1, IO	1.729(cc)	05/25/19		437	3,693
Series K711, Class X1, IO	1.677(cc)	07/25/19		3,656	33,184

GS Mortgage Securities Corp., Series 2013-GC10, Class XB, IO, 144A	0.496(cc)	02/10/46		103,126	2,167,399
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.431(cc)	04/10/47		28,307	682,703
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35		5,200	5,209,167
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XB, IO	0.316(cc)	08/15/47		45,056	867,085
Series 2015-C27, Class XB, IO	0.445(cc)	02/15/48		52,766	1,299,067

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		15,950	15,959,477
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, IO	0.504(cc)	04/15/46		34,956	810,191
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XB, IO, 144A	0.243(cc)	08/15/45		65,968	682,789
Series 2013-C8, Class XB, IO, 144A	0.497(cc)	12/15/48		68,276	1,264,772

UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class XB, IO, 144A	0.381(cc)	04/10/46		140,883	2,435,980
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A4	3.157	09/15/50		15,000	14,264,870
Series 2017-C40, Class A3	3.317	10/15/50		3,380	3,249,911

Total Commercial Mortgage-Backed Securities (cost $156,952,438)					155,125,323
Convertible Bond 0.2%
Investment Companies
Aabar Investments PJSC (United Arab Emirates) (cost $6,386,564)	0.500	03/27/20	EUR	5,700	6,219,091
Corporate Bonds 29.2%
Aerospace & Defense 0.4%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500	12/01/24		7,850	8,350,438
Airlines 0.3%
American Airlines, Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates	4.000	01/15/27		2,692	2,684,614

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Continental Airlines, Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates^	5.983%	10/19/23		856	$ 903,141
Continental Airlines, Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.000	04/29/26		97	96,951
Delta Air Lines, Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821	02/10/24		671	729,382
Delta Air Lines, Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300	10/15/20		53	53,644
United Airlines, Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates	4.300	02/15/27		2,027	2,055,118
					6,522,850
Apparel 0.1%
PVH Corp., Sr. Unsec’d. Notes, 144A	3.125	12/15/27	EUR	2,175	2,517,805
Auto Manufacturers 0.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.747(c)	04/12/21		820	822,248
Gtd. Notes, 144A(h)	3.100	04/12/21		1,095	1,088,062

General Motors Co., Sr. Unsec’d. Notes(h)	6.250	10/02/43		2,230	2,327,820
					4,238,130
Auto Parts & Equipment 0.3%
Lear Corp.,
Sr. Unsec’d. Notes(h)	5.250	01/15/25		5,375	5,554,026
Sr. Unsec’d. Notes	5.375	03/15/24		1,410	1,461,575
					7,015,601
Banks 5.2%
Banco de Costa Rica (Costa Rica), Gov’t. Gtd. Notes	5.250	08/12/18		3,328	3,319,680
Banco do Brasil SA (Brazil), Gtd. Notes	3.875	10/10/22		3,000	2,867,430

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes	5.125%	12/29/49	2,175	$ 2,209,061
Jr. Sub. Notes	6.100	12/29/49	8,820	9,192,645
Sr. Unsec’d. Notes, GMTN	3.593	07/21/28	1,555	1,478,890
Sr. Unsec’d. Notes, MTN	3.824	01/20/28	1,905	1,852,984
Sr. Unsec’d. Notes, MTN	4.443	01/20/48	725	726,531

Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875	07/23/19	5,000	5,048,300
Caixa Economica Federal (Brazil), Sub. Notes	7.250	07/23/24	5,400	5,482,620
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950	12/31/49	12,685	13,135,317
Sr. Unsec’d. Notes	3.200	10/21/26	1,145	1,071,612
Sr. Unsec’d. Notes	3.887	01/10/28	980	952,008
Sr. Unsec’d. Notes	8.125	07/15/39	620	896,805
Sub. Notes	4.400	06/10/25	405	403,539
Sub. Notes	4.750	05/18/46	395	388,444

Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625	09/09/24	2,375	2,349,143
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750	03/26/25	1,200	1,163,857
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, GMTN	2.125	01/30/19	3,000	2,990,904
Sr. Unsec’d. Notes, GMTN	2.000	10/19/21	400	384,108
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes	1.875	01/29/20	500	492,385
Gov’t. Liquid Gtd. Notes, 144A	1.875	09/15/21	2,000	1,922,784
Gov’t. Liquid Gtd. Notes, 144A	2.500	01/25/21	1,500	1,477,734
Gov’t. Liquid Gtd. Notes, EMTN	2.250	01/30/19	1,000	997,682
Discover Bank,
Sr. Unsec’d. Notes	4.200	08/08/23	5,500	5,551,448
Sub. Notes	7.000	04/15/20	800	840,412
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375	12/31/49	5,225	5,329,500
Sr. Unsec’d. Notes	3.814	04/23/29	1,660	1,589,317
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	3,827,845
Sr. Unsec’d. Notes	4.223	05/01/29	7,330	7,233,934
JPMorgan Chase & Co.,
Jr. Sub. Notes	5.150	12/29/49	3,725	3,662,159
Jr. Sub. Notes	6.000	12/29/49	7,707	7,963,874
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.809(c)	12/29/49	130	130,572

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Jr. Sub. Notes, Series X	6.100%	12/31/49		3,400	$ 3,501,422
Morgan Stanley,
Jr. Sub. Notes, Series H, MTN	5.450	07/29/49		13,110	13,306,650
Sr. Unsec’d. Notes(a)	4.375	01/22/47		1,585	1,567,247
Sr. Unsec’d. Notes, GMTN(a)	3.772	01/24/29		1,750	1,688,843
Sr. Unsec’d. Notes, MTN	3.591	07/22/28		1,125	1,069,592
Sr. Unsec’d. Notes, MTN	6.375	07/24/42		225	283,255
Sub. Notes, MTN(a)	4.100	05/22/23		1,710	1,717,641

National Savings Bank (Sri Lanka), Sr. Unsec’d. Notes	8.875	09/18/18		1,000	1,002,400
People’s United Bank NA, Sub. Notes	4.000	07/15/24		325	321,338
State Street Corp., Jr. Sub. Notes	5.250	12/29/49		2,555	2,618,875
Turkiye Garanti Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A	5.875	03/16/23		2,435	2,278,990
					126,289,777
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200	01/15/39		250	359,235
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750	01/31/27		1,500	1,500,000
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750	10/01/18		950	949,050
Sunshine Mid BV (Netherlands), Gtd. Notes	6.500	05/15/26	EUR	1,350	1,553,325
					4,361,610
Biotechnology 0.1%
Celgene Corp., Sr. Unsec’d. Notes	4.350	11/15/47		2,100	1,928,015
Building Materials 0.8%
Griffon Corp., Gtd. Notes	5.250	03/01/22		7,000	6,798,750
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.250	03/01/21		3,090	3,141,580
Owens Corning, Sr. Unsec’d. Notes	4.200	12/15/22		125	124,975

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%	11/15/24		5,000	$ 4,951,500
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		4,725	4,707,281
					19,724,086
Chemicals 0.5%
Ashland LLC, Gtd. Notes	6.875	05/15/43		4,100	4,192,250
CF Industries, Inc.,
Gtd. Notes(a)	4.950	06/01/43		1,765	1,491,425
Gtd. Notes	5.375	03/15/44		1,300	1,153,750
Gtd. Notes	7.125	05/01/20		59	62,449

CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22		500	483,201
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650	10/15/44		570	560,655
LYB International Finance BV, Gtd. Notes	5.250	07/15/43		415	434,916
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625	02/26/55		164	153,370
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.500	01/15/48		480	449,952
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43		1,350	1,338,375
Sr. Unsec’d. Notes	6.125	01/15/41		170	192,137

PSPC Escrow Corp., Sr. Unsec’d. Notes	6.000	02/01/23	EUR	1,000	1,226,596
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		635	611,869
					12,350,945
Commercial Services 1.2%
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34		110	131,697
Gtd. Notes, 144A	7.000	10/15/37		1,725	2,142,422

Laureate Education, Inc., Gtd. Notes, 144A(a)	8.250	05/01/25		6,350	6,794,500
Nexi Capital SpA (Italy), Sec’d. Notes, 144A	4.125	11/01/23	EUR	4,050	4,735,371

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Nielsen Co. Luxembourg SARL (The), Gtd. Notes, 144A	5.500%	10/01/21	1,675	$ 1,670,812
SNCF Reseau EPIC (France), Sr. Unsec’d. Notes, EMTN	2.000	10/13/20	2,200	2,151,442
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	4,554	4,253,800
Gtd. Notes(a)	5.500	05/15/27	1,600	1,585,440

Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.129(c)	05/22/19	4,300	4,311,321
				27,776,805
Computers 0.0%
NCR Corp., Gtd. Notes	6.375	12/15/23	790	805,800
Distribution/Wholesale 0.1%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250	07/15/22	2,425	2,352,250
Diversified Financial Services 0.1%
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290	10/10/34	737	732,886
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250	05/15/19	25	25,632
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43	175	179,715
Navient Corp.,
Sr. Unsec’d. Notes, MTN	4.875	06/17/19	970	978,487
Sr. Unsec’d. Notes, MTN	5.500	01/15/19	185	186,758
				2,103,478
Electric 1.5%
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000	06/25/22	3,015	3,105,450
Calpine Corp.,
Sr. Unsec’d. Notes	5.375	01/15/23	1,080	1,030,050
Sr. Unsec’d. Notes(a)	5.750	01/15/25	9,775	8,993,000

Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875	01/15/24	1,350	1,380,375

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
DPL, Inc.,
Sr. Unsec’d. Notes	6.750%	10/01/19		816	$ 840,480
Sr. Unsec’d. Notes	7.250	10/15/21		1,475	1,596,688

Duke Energy Carolinas LLC, First Ref. Mtge.	4.000	09/30/42		50	48,980
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44		800	887,207
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625	06/15/23		1,575	1,561,225
NRG Energy, Inc.,
Gtd. Notes	6.250	07/15/22		4,000	4,125,000
Gtd. Notes	6.250	05/01/24		2,048	2,106,880

South Carolina Electric & Gas Co., First Mtge.	4.350	02/01/42		130	125,774
Vistra Energy Corp.,
Gtd. Notes	7.375	11/01/22		6,925	7,227,969
Gtd. Notes, 144A(a)	8.125	01/30/26		3,250	3,571,912

Westar Energy, Inc., First Mtge.	4.100	04/01/43		325	323,413
					36,924,403
Electrical Components & Equipment 0.1%
Energizer Gamma Acquisition BV, Sr. Sec’d. Notes, 144A	4.625	07/15/26	EUR	2,600	3,104,294
Electronics 0.2%
Jabil, Inc.,
Sr. Unsec’d. Notes	4.700	09/15/22		80	81,664
Sr. Unsec’d. Notes	5.625	12/15/20		5,400	5,612,220
					5,693,884
Energy-Alternate Sources 0.2%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000	02/13/22		850	803,419
Rio Energy SA/UGEN SA/UENSA SA (Argentina), Sr. Sec’d. Notes, 144A	6.875	02/01/25		3,220	2,662,940
					3,466,359

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment 0.9%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.750%	06/15/25		1,908	$ 1,881,765
Gtd. Notes	5.875	11/15/26		400	390,000
Gtd. Notes	6.375	11/15/24	GBP	1,875	2,491,780

Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp., Gtd. Notes	5.375	06/01/24		1,015	1,022,613
Cinemark USA, Inc., Gtd. Notes	4.875	06/01/23		5,500	5,419,150
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A	4.250	02/28/47	GBP	550	719,513
Sec’d. Notes, 144A	4.875	02/28/47	GBP	200	261,408

Eldorado Resorts, Inc., Gtd. Notes	7.000	08/01/23		3,500	3,678,430
National CineMedia LLC,
Sr. Sec’d. Notes(a)	6.000	04/15/22		2,000	2,030,000
Sr. Unsec’d. Notes	5.750	08/15/26		2,925	2,712,937

Scientific Games International, Inc., Gtd. Notes	10.000	12/01/22		2,000	2,135,000
					22,742,596
Foods 0.6%
B&G Foods, Inc., Gtd. Notes	4.625	06/01/21		1,600	1,586,000
Ingles Markets, Inc., Sr. Unsec’d. Notes(a)	5.750	06/15/23		1,675	1,679,188
JBS Investments GmbH, Gtd. Notes, 144A	7.750	10/28/20		775	794,491
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	7.250	06/01/21		2,800	2,817,500
Gtd. Notes, 144A	7.250	06/01/21		1,000	1,006,250

Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	06/01/26		3,000	2,857,500
Picard Groupe SAS (France), Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000%	3.000(c)	11/30/23	EUR	2,075	2,402,029
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750	03/15/25		2,425	2,318,906
					15,461,864

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Forest Products & Paper 0.2%
Cascades, Inc. (Canada), Gtd. Notes, 144A(a)	5.500%	07/15/22		3,000	$ 2,977,500
Georgia-Pacific LLC,
Gtd. Notes, 144A	5.400	11/01/20		35	36,566
Sr. Unsec’d. Notes	7.375	12/01/25		400	483,163

International Paper Co., Sr. Unsec’d. Notes	4.800	06/15/44		1,885	1,834,784
					5,332,013
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500	05/20/25		2,900	2,805,750
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		700	823,981
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800	11/01/43		125	127,109
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		1,375	1,369,516
					5,126,356
Healthcare-Services 1.3%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.750	11/15/22		450	432,992
Sr. Unsec’d. Notes	4.500	05/15/42		530	515,329
Anthem, Inc.,
Sr. Unsec’d. Notes	4.101	03/01/28		700	689,384
Sr. Unsec’d. Notes	4.650	01/15/43		120	118,685
Sr. Unsec’d. Notes	5.100	01/15/44		515	537,178

Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.750	12/15/24	EUR	980	1,204,059
Centene Corp., Sr. Unsec’d. Notes	5.625	02/15/21		1,850	1,890,469
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125	08/01/21		650	613,438
Encompass Health Corp.,
Gtd. Notes	5.125	03/15/23		1,200	1,197,000
Gtd. Notes	5.750	11/01/24		2,900	2,941,963
HCA, Inc.,
Gtd. Notes(a)	5.375	02/01/25		4,500	4,556,250
Gtd. Notes	5.875	05/01/23		1,825	1,909,406

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	3.200%	02/01/22		25	$ 24,679
Sr. Unsec’d. Notes	4.625	11/15/20		4,500	4,617,080

Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52		75	74,429
Select Medical Corp., Gtd. Notes	6.375	06/01/21		4,446	4,490,460
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	10/01/21		2,125	2,117,031
Sr. Unsec’d. Notes(a)	8.125	04/01/22		1,000	1,065,000
Sr. Unsec’d. Notes, 144A(a)	7.000	08/01/25		2,950	2,961,062
					31,955,894
Home Builders 2.0%
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22		7,550	8,018,477
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22		5,000	5,018,750
KB Home, Gtd. Notes	7.500	09/15/22		3,425	3,647,625
M/I Homes, Inc., Gtd. Notes	6.750	01/15/21		5,850	5,981,625
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875	12/15/23		4,000	4,089,200
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27		3,500	3,211,250
Gtd. Notes	6.000	06/01/25		1,275	1,283,785

PulteGroup, Inc., Gtd. Notes	5.500	03/01/26		4,000	3,945,040
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250	04/15/21		6,700	6,693,501
William Lyon Homes, Inc., Gtd. Notes	5.875	01/31/25		7,625	7,206,845
					49,096,098
Household Products/Wares 0.1%
Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	2,125	2,286,764

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Housewares 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	5.500%	04/01/46		2,000	$ 1,923,009
Insurance 0.9%
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950	10/15/36		215	246,074
Sr. Unsec’d. Notes	6.100	10/01/41		280	326,894
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23		1,975	1,997,670
Gtd. Notes, 144A	4.850	08/01/44		1,000	996,486
Gtd. Notes, 144A	4.950	05/01/22		75	78,000
Gtd. Notes, 144A	6.500	05/01/42		1,530	1,877,011

Lincoln National Corp., Sr. Unsec’d. Notes	7.000	06/15/40		695	872,759
Markel Corp.,
Sr. Unsec’d. Notes	4.900	07/01/22		2,020	2,089,333
Sr. Unsec’d. Notes	5.000	03/30/43		3,125	3,154,040

Nuveen Finance LLC, Sr. Unsec’d. Notes, 144A	2.950	11/01/19		1,720	1,719,052
Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43		975	941,105
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250	12/06/42		795	773,316
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47		640	625,002
Sub. Notes, 144A	4.900	09/15/44		1,950	2,061,602
Sub. Notes, 144A	6.850	12/16/39		54	70,822

W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625	03/15/22		1,435	1,482,937
Wand Merger Corp., Sr. Unsec’d. Notes, 144A	8.125	07/15/23		2,450	2,548,245
					21,860,348
Internet 0.1%
Netflix, Inc., Sr. Unsec’d. Notes	3.625	05/15/27	EUR	2,600	2,988,611
Iron/Steel 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250	08/10/26		404	444,400

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time 0.1%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250%	02/01/25	2,225	$ 2,408,563
Lodging 0.5%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/21	6,500	6,711,250
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/22	75	73,665
Sr. Unsec’d. Notes	7.150	12/01/19	550	576,483

MGM Resorts International, Gtd. Notes	6.000	03/15/23	3,600	3,730,500
Studio City Co., Ltd. (Hong Kong),
Sr. Sec’d. Notes	7.250	11/30/21	500	518,750
Sr. Sec’d. Notes, 144A	7.250	11/30/21	1,200	1,245,000
				12,855,648
Machinery-Diversified 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	50	52,039
Media 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.750	01/15/24	1,100	1,111,000
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	2,625	2,618,437
Sr. Unsec’d. Notes, 144A	5.375	05/01/25	1,650	1,621,125
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	5,075	5,030,594
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	706	705,463
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	5,500	5,486,250
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	3,450	3,556,260
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35	1,525	1,651,242
Sr. Sec’d. Notes	6.834	10/23/55	485	530,473
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series A	6.500	11/15/22	175	178,094
Gtd. Notes, Series B	6.500	11/15/22	365	373,213
Gtd. Notes, Series B	7.625	03/15/20	3,200	3,207,040
Discovery Communications LLC,
Gtd. Notes	5.000	09/20/37	400	392,117

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
Discovery Communications LLC, (cont’d.)
Gtd. Notes	5.200%	09/20/47		455	$ 448,011

DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26		7,300	6,378,375
Liberty Interactive LLC, Sr. Unsec’d. Notes(a)	8.250	02/01/30		2,500	2,668,900
TEGNA, Inc., Gtd. Notes, 144A	4.875	09/15/21		1,625	1,618,906
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750	09/15/22		1,292	1,319,455
Videotron Ltd. (Canada),
Gtd. Notes	5.000	07/15/22		3,000	3,058,500
Gtd. Notes, 144A	5.375	06/15/24		865	893,113

Warner Media LLC, Gtd. Notes	3.800	02/15/27		1,350	1,290,851
					44,137,419
Mining 0.0%
Constellium NV, Sr. Unsec’d. Notes	4.250	02/15/26	EUR	500	583,339
Miscellaneous Manufacturing 0.1%
Actuant Corp., Gtd. Notes(a)	5.625	06/15/22		3,075	3,124,969
Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	4.375	06/15/22		2,000	2,057,700
Oil & Gas 1.8%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	4.637(s)	10/10/36		3,000	1,277,445
Sr. Unsec’d. Notes	6.450	09/15/36		750	878,632
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.450	09/15/42		1,070	949,751
Sr. Unsec’d. Notes(a)	5.400	06/15/47		2,645	2,665,550

CNX Resources Corp., Gtd. Notes	8.000	04/01/23		1,600	1,688,000
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47		275	279,734

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Denbury Resources, Inc., Gtd. Notes(a)	5.500%	05/01/22	2,000	$ 1,810,000
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26	2,700	2,639,250
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	5.999	01/23/21	2,000	2,080,000
Sr. Unsec’d. Notes, 144A	4.950	07/19/22	730	739,271
Sr. Unsec’d. Notes, 144A	6.510	03/07/22	3,420	3,633,750

Harvest Operations Corp. (South Korea), Gtd. Notes, 144A	4.200	06/01/23	1,640	1,655,443
HPCL-Mittal Energy Ltd. (India), Sr. Unsec’d. Notes	5.250	04/28/27	1,478	1,382,039
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875	04/19/22	1,520	1,508,600
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000	03/31/24	2,000	1,807,500
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150	12/15/21	500	507,866
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.750	02/01/29	1,275	1,169,812
Gtd. Notes	6.125	01/17/22	68	70,496
Gtd. Notes	7.375	01/17/27	560	582,400
Gtd. Notes	8.375	05/23/21	1,016	1,117,092
Gtd. Notes, 144A	5.299	01/27/25	975	931,954
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.500	03/13/27	1,550	1,573,250
Gtd. Notes, 144A	5.350	02/12/28	575	537,222

Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes	9.750	08/14/19	1,915	1,905,425
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22	5,885	5,780,953
Sinopec Group Overseas Development 2014 Ltd. (China), Sr. Unsec’d. Notes	2.750	04/10/19	1,000	996,471
Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes, 144A	2.250	09/13/20	4,350	4,233,237
				44,401,143

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950%	06/01/41		100	$ 118,168
Packaging & Containers 0.7%
Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	1,825	2,410,840
Crown European Holdings SA, Gtd. Notes, 144A	2.875	02/01/26	EUR	5,050	5,725,483
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	02/15/22	EUR	825	1,005,034
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(a)	5.750	10/15/20		6,784	6,795,965
WestRock RKT Co.,
Gtd. Notes	4.450	03/01/19		35	35,324
Gtd. Notes	4.900	03/01/22		1,190	1,238,834
					17,211,480
Pharmaceuticals 0.6%
AbbVie, Inc., Sr. Unsec’d. Notes	4.500	05/14/35		4,085	4,021,014
Allergan Funding SCS, Gtd. Notes	4.550	03/15/35		4,155	4,052,315
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	6.125	04/15/25		1,075	1,007,813
Sr. Sec’d. Notes, 144A	6.500	03/15/22		600	625,620
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38		140	141,089
Sr. Unsec’d. Notes(a)	5.050	03/25/48		690	715,045
Sr. Unsec’d. Notes	5.125	07/20/45		1,315	1,368,243
Sr. Unsec’d. Notes	5.300	12/05/43		475	504,205

Mylan NV, Gtd. Notes	5.250	06/15/46		520	516,415
Nidda Healthcare Holding GmbH (Germany), Sr. Sec’d. Notes, 144A	3.500	09/30/24	EUR	800	913,408
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	9.250	04/01/26		300	319,125
					14,184,292

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 0.7%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20	227	$ 232,959
Energy Transfer Partners LP, Gtd. Notes	6.000	06/15/48	295	308,176
Enterprise Products Operating LLC, Gtd. Notes	4.950	10/15/54	2,700	2,684,596
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38	535	548,357
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	125	111,266
Sr. Unsec’d. Notes(a)	4.250	02/01/21	1,950	1,989,642
Sr. Unsec’d. Notes	5.150	10/15/43	1,350	1,409,702

MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	145	147,268
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.375	08/15/22	150	150,375
Sr. Unsec’d. Notes, 144A	4.875	08/15/27	500	499,375

ONEOK, Inc., Gtd. Notes	4.950	07/13/47	1,060	1,074,985
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	5.625	04/15/20	3,700	3,806,930
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	1,850	2,146,000

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	1,875	1,879,687
Western Gas Partners LP,
Sr. Unsec’d. Notes	4.000	07/01/22	75	74,382
Sr. Unsec’d. Notes	5.300	03/01/48	910	871,434
				17,935,134
Real Estate 0.4%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	2,475	2,512,125
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	1,750	1,697,500
WeWork Cos., Inc., Gtd. Notes, 144A(a)	7.875	05/01/25	4,100	3,987,250
				8,196,875

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.6%
FelCor Lodging LP, Gtd. Notes	6.000%	06/01/25		3,400	$ 3,476,500
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500	09/01/26		675	636,188
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	3,775	4,539,760
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes	5.375	06/01/23		1,965	1,969,912
Gtd. Notes	5.500	02/01/21		1,500	1,520,625

Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250	12/15/24		2,000	2,035,000
					14,177,985
Retail 0.9%
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24		3,801	3,791,498
Grupo Unicomer Co. Ltd. (El Salvador), Gtd. Notes, 144A	7.875	04/01/24		1,797	1,916,051
L Brands, Inc., Gtd. Notes	5.625	02/15/22		6,205	6,321,344
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300	02/15/43		705	543,448
PetSmart, Inc., Sr. Sec’d. Notes, 144A(a)	5.875	06/01/25		1,775	1,393,375
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125	04/01/23		1,675	1,683,375
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500	11/01/23		1,500	1,455,000
Gtd. Notes(a)	5.625	12/01/25		5,000	4,675,000
					21,779,091
Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22		325	323,288
Semiconductors 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27		2,905	2,724,389

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Semiconductors (cont’d.)
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25		2,100	$ 2,170,875
Sensata Technologies BV, Gtd. Notes, 144A	5.000	10/01/25		2,750	2,750,000
					7,645,264
Software 0.8%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125	07/15/21		4,500	4,606,875
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23		6,150	6,434,438
Infor US, Inc., Gtd. Notes	5.750	05/15/22	EUR	1,800	2,114,081
InterXion Holding NV (Netherlands), Gtd. Notes, 144A	4.750	06/15/25	EUR	4,600	5,580,696
					18,736,090
Telecommunications 1.5%
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125	03/11/23		3,725	3,725,659
CenturyLink, Inc., Sr. Unsec’d. Notes	5.625	04/01/20		3,000	3,067,500
CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000	06/15/25		1,225	1,261,750
CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21		2,275	2,283,531
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes	8.250	09/30/20		1,500	1,091,250
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		2,050	1,768,125
Level 3 Financing, Inc., Gtd. Notes	6.125	01/15/21		3,500	3,531,710
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		3,275	3,524,719
Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20		5,900	6,123,610
Veon Holdings BV (Netherlands), Sr. Unsec’d. Notes, 144A	4.950	06/16/24		3,500	3,349,920
Wind Tre SpA (Italy),
Sr. Sec’d. Notes	3.125	01/20/25	EUR	1,600	1,748,367

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Wind Tre SpA (Italy), (cont’d.)
Sr. Sec’d. Notes, 144A	2.625%	01/20/23	EUR	1,375	$ 1,525,446
Sr. Sec’d. Notes, 144A	3.125	01/20/25	EUR	3,000	3,278,187
					36,279,774
Textiles 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23		104	104,431
Transportation 0.2%
AP Moller-Maersk A/S (Denmark), Sr. Unsec’d. Notes, 144A	2.550	09/22/19		2,450	2,426,280
Moby SpA (Italy), Sr. Sec’d. Notes, 144A(a)	7.750	02/15/23	EUR	3,000	2,806,427
					5,232,707
Trucking & Leasing 0.1%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23		3,000	2,985,000
Water 0.1%
Aegea Finance Sarl (Brazil), Gtd. Notes, 144A	5.750	10/10/24		3,015	2,894,400
Total Corporate Bonds (cost $716,018,888)					712,169,282
Municipal Bonds 0.6%
California 0.3%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263	04/01/49		550	753,032
Los Angeles Department of Water & Power,
BABs, Revenue Bonds,	6.574	07/01/45		585	816,133
BABs, Taxable, Revenue Bonds, Series SY	6.008	07/01/39		3,610	4,426,943
University of California,
BABs, Revenue Bonds,	5.770	05/15/43		390	476,596
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		625	619,063
Taxable, Revenue Bonds, Series J	4.131	05/15/45		675	677,801
					7,769,568

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844%	11/01/50	1,190	$ 1,536,195
Illinois 0.0%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395	01/01/40	360	470,610
New Jersey 0.2%
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series F	7.414	01/01/40	2,000	2,883,620
Rutgers State University, BABs, Revenue Bonds	5.665	05/01/40	200	237,250
				3,120,870
New York 0.0%
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882	06/15/44	400	516,312
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	191,810
Texas 0.0%
City Public Service Board of San Antonio, Taxable, Revenue Bonds	4.427	02/01/42	120	128,652
Total Municipal Bonds (cost $13,701,289)				13,734,017
Residential Mortgage-Backed Securities 3.5%
Banc of America Funding Corp.,
Series 2014-R2, Class 2A1, 144A, 1 Month LIBOR + 0.210%	2.280(c)	05/26/37	2,085	2,062,109
Series 2014-R5, Class 1A1, 144A, 6 Month LIBOR + 1.500%	4.004(c)	09/26/45	2,763	2,834,892
Series 2015-R3, Class 1A1, 144A, 1 Month LIBOR + 0.190%	2.254(c)	03/27/36	9,871	9,662,653
Series 2015-R3, Class 6A1, 144A, 1 Month LIBOR + 0.170%	2.234(c)	05/27/36	2,220	2,194,652
Series 2015-R4, Class 4A1, 144A	3.500(cc)	01/27/30	2,132	2,113,433

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd.,
Series 2017-1, Class M1, 144A, 1 Month LIBOR + 1.700%	3.764%(c)	10/25/27	999	$ 1,004,612
Series 2018-1A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.664(c)	04/25/28	2,147	2,153,813

Chase Mortgage Finance Trust Series, Series 2007-A1, Class 1A3	3.909(cc)	02/25/37	165	166,970
CHL Mortgage Pass-Through Trust, Series 2007-17, Class 2A1	6.500	10/25/37	3,771	2,952,685
CIM Trust,
Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	4.092(c)	01/25/57	6,953	7,089,592
Series 2017-6, Class A1, 144A	3.015(cc)	06/25/57	2,189	2,141,779
Series 2017-8, Class A1, 144A	3.000(cc)	12/25/65	4,845	4,768,892

Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	5.364(c)	10/25/27	2,000	2,234,784
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 144A, 1 Month LIBOR + 0.140%	2.204(c)	01/26/37	2,207	2,174,032
Series 2015-3R, Class 1A2, 144A, 1 Month LIBOR + 0.140%	2.204(c)	01/26/37	1,670	1,594,813
Series 2015-3R, Class 2A1, 144A, 1 Month LIBOR + 0.140%	2.204(c)	10/26/36	3,348	3,281,693
Series 2015-3R, Class 2A2, 144A, 1 Month LIBOR + 0.140%	2.204(c)	10/26/36	1,400	1,338,721
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A1	4.577(cc)	07/25/35	161	164,510
Series 2018-7FRB, Class A2, 144A, 1 Month LIBOR + 0.750%	2.841(c)	04/25/46	3,418	3,423,369

Lehman XS Trust, Series 2006-GP04, Class 1A1, 1 Month LIBOR + 0.205%	2.269(c)	08/25/46	3,591	3,451,887
LSTAR Securities Investment Ltd.,
Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	4.092(c)	05/01/22	3,356	3,356,994
Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	3.742(c)	11/01/22	1,599	1,606,876
Series 2017-9, Class A, 144A, 1 Month LIBOR + 1.550%	3.642(c)	12/01/22	478	475,902
LSTAR Securities Investment Trust,
Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%	3.842(c)	09/01/22	1,914	1,921,077

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
LSTAR Securities Investment Trust, (cont’d.)
Series 2018-2, Class A1, 144A, 1 Month LIBOR + 1.500%	3.592%(c)	04/01/23		13,712	$ 13,720,780

Oaktown Re II Ltd., Series 2018-1A, Class M1, 144A, 1 Month LIBOR + 1.550%	3.615(c)	07/25/28		1,500	1,500,000
PNMAC GMSR Issuer Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	4.914(c)	02/25/23		1,650	1,669,225
Radnor RE Ltd.,
Series 2018-1, Class M1, 144A, 1 Month LIBOR + 1.400%	3.464(c)	03/25/28		2,350	2,352,046
Series 2018-1, Class M2, 144A, 1 Month LIBOR + 2.700%	4.764(c)	03/25/28		1,240	1,249,479

Structured Asset Securities Corp., Series 2003-37A, Class 3A7	4.142(cc)	12/25/33		693	688,004
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A1	4.226(cc)	12/25/34		128	130,365
Total Residential Mortgage-Backed Securities (cost $83,800,015)					85,480,639
Sovereign Bonds 7.5%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	4.625	01/11/23		2,800	2,515,828
Sr. Unsec’d. Notes	6.875	04/22/21		7,175	7,189,350
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	1,064	1,250,084
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	139	161,580
Unsec’d. Notes	5.000	01/15/27	EUR	3,970	4,073,616

Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		7,070	6,898,765
Costa Rica Government International Bond (Costa Rica), Bonds	4.370	05/22/19		2,000	1,997,754
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	7.500	05/06/21		6,075	6,415,200
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		1,200	1,212,000
Sr. Unsec’d. Notes, 144A	7.500	05/06/21		1,300	1,372,800
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A	4.750	04/16/26	EUR	1,975	2,262,444
Sr. Unsec’d. Notes, 144A	6.588	02/21/28		1,600	1,567,222
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d Notes	3.500(cc)	01/30/23	EUR	3,385	4,040,404
Sr. Unsec’d. Notes	3.000(cc)	02/24/23	EUR	500	586,153

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hellenic Republic Government Bond (Greece), (cont’d.)
Sr. Unsec’d. Notes	3.000%(cc)	02/24/24	EUR	500	$ 581,042
Sr. Unsec’d. Notes	3.000(cc)	02/24/25	EUR	500	578,648
Sr. Unsec’d. Notes	3.000(cc)	02/24/26	EUR	500	576,079
Sr. Unsec’d. Notes	3.000(cc)	02/24/27	EUR	500	564,306
Sr. Unsec’d. Notes	3.000(cc)	02/24/28	EUR	500	564,999
Sr. Unsec’d. Notes	3.000(cc)	02/24/29	EUR	1,600	1,789,533
Sr. Unsec’d. Notes	3.000(cc)	02/24/30	EUR	500	550,678
Sr. Unsec’d. Notes	3.000(cc)	02/24/31	EUR	1,830	1,973,380
Sr. Unsec’d. Notes	3.000(cc)	02/24/32	EUR	1,855	1,992,521
Sr. Unsec’d. Notes	3.000(cc)	02/24/33	EUR	500	528,638
Sr. Unsec’d. Notes	3.000(cc)	02/24/34	EUR	1,650	1,727,908
Sr. Unsec’d. Notes	3.000(cc)	02/24/35	EUR	2,055	2,140,254
Sr. Unsec’d. Notes	3.000(cc)	02/24/36	EUR	500	518,172
Sr. Unsec’d. Notes	3.000(cc)	02/24/37	EUR	500	515,369
Sr. Unsec’d. Notes	3.000(cc)	02/24/38	EUR	500	514,168
Sr. Unsec’d. Notes	3.000(cc)	02/24/39	EUR	1,600	1,645,919
Sr. Unsec’d. Notes	3.000(cc)	02/24/40	EUR	500	507,538
Sr. Unsec’d. Notes	3.000(cc)	02/24/41	EUR	500	509,382
Sr. Unsec’d. Notes	3.000(cc)	02/24/42	EUR	500	508,460
Sr. Unsec’d. Notes	3.750(cc)	01/30/28	EUR	3,600	4,138,076
Sr. Unsec’d. Notes	4.200(cc)	01/30/42	EUR	1,515	1,586,961
Sr. Unsec’d. Notes	5.200(cc)	07/17/34	EUR	5,485	6,558,679
Sr. Unsec’d. Notes	6.140(cc)	04/14/28	EUR	2,000	2,627,148
Sr. Unsec’d. Notes	8.778(cc)	10/15/42	EUR	300,000	1,286,045
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	6.250	01/29/20		10,600	11,090,314
Sr. Unsec’d. Notes	6.375	03/29/21		9,470	10,156,575
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	2,975	3,784,934
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	775	1,017,257

Iraq International Bond (Iraq), Sr. Unsec’d. Notes	6.752	03/09/23		4,715	4,693,254
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	500	599,201
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	2,250	2,696,406
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.875	04/20/21		2,000	1,932,628
Gov’t. Gtd. Notes	2.125	06/01/20		200	197,002
Gov’t. Gtd. Notes	2.125	07/21/20		600	589,675
Gov’t. Gtd. Notes	2.500	06/01/22		200	194,598
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	3.250	04/24/23		800	796,344
Sr. Unsec’d. Notes, EMTN	2.125	04/13/21		600	581,919

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Japan Finance Organization for Municipalities (Japan), (cont’d.)
Sr. Unsec’d. Notes, MTN	2.500%	09/12/18		5,000	$ 4,997,750

Japan International Cooperation Agency (Japan), Gov’t. Gtd. Notes	1.875	11/13/19		4,000	3,941,516
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes	6.875	06/24/24		3,005	3,061,536
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN	5.125	10/15/24		24,900	25,962,334
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	1,515	2,109,435
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28		1,375	1,359,334
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.000	09/27/18		1,500	1,499,145
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23		600	547,506
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		1,650	1,683,017

Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		1,325	1,324,041
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	900	1,027,510
Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	1,600	1,826,684
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000	05/17/21		4,500	4,339,229
Sr. Unsec’d. Notes	2.125	05/20/19		3,000	2,982,135
Sr. Unsec’d. Notes	2.125	05/19/20		2,500	2,455,570
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		1,000	967,735
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		1,000	995,280

Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625	03/30/21		1,450	1,428,511
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750	09/01/26		4,760	4,599,588
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975	04/20/55		605	599,555
Total Sovereign Bonds (cost $182,471,315)					182,064,621
U.S. Treasury Obligations 4.3%
U.S. Treasury Bonds(h)(k)	2.500	02/15/45		38,760	34,669,003
U.S. Treasury Bonds(h)	2.500	05/15/46		4,110	3,661,271
U.S. Treasury Bonds	2.875	11/15/46		210	201,641
U.S. Treasury Bonds	3.000	02/15/48		15,730	15,475,002
U.S. Treasury Bonds	3.125	05/15/48		1,350	1,360,969
U.S. Treasury Notes	1.750	06/30/22		355	341,008

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	1.875%	04/30/22	2,040	$ 1,972,425
U.S. Treasury Notes	2.125	06/30/22	285	277,775
U.S. Treasury Notes	2.250	02/15/27	1,530	1,448,898
U.S. Treasury Notes	2.250	11/15/27	769	724,542
U.S. Treasury Notes	2.500	05/31/20	205	204,415
U.S. Treasury Notes	2.500	05/15/24	7,000	6,853,438
U.S. Treasury Notes	2.875	07/31/25	6,640	6,617,694
U.S. Treasury Notes	2.875	05/15/28	18,900	18,755,297
U.S. Treasury Strips Coupon	2.143(s)	11/15/28	1,820	1,328,961
U.S. Treasury Strips Coupon(k)	2.174(s)	05/15/29	4,420	3,173,773
U.S. Treasury Strips Coupon	2.783(s)	08/15/29	2,100	1,495,898
U.S. Treasury Strips Coupon	2.878(s)	05/15/31	2,100	1,412,636
U.S. Treasury Strips Coupon	3.042(s)	11/15/35	4,200	2,447,979
U.S. Treasury Strips Coupon	3.202(s)	08/15/40	4,200	2,110,378
Total U.S. Treasury Obligations (cost $106,363,304)				104,533,003

	Shares
Common Stock 0.1%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)*(a) (cost $2,719,465)	132,434		1,930,237

Total Long-Term Investments (cost $2,264,185,072)				2,255,021,045

Short-Term Investments 9.5%
Affiliated Mutual Funds 7.9%
PGIM Core Ultra Short Bond Fund(w)		120,929,566	120,929,566
PGIM Institutional Money Market Fund (cost $73,260,247; includes $73,133,102 of cash collateral for securities on loan)(b)(w)		73,262,262	73,269,588
Total Affiliated Mutual Funds (cost $194,189,813)				194,199,154
Options Purchased*~ 1.6%
(cost $47,490,313)				38,512,273

Total Short-Term Investments (cost $241,680,126)				232,711,427

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Value

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.0% (cost $2,505,865,198)	2,487,732,472
Options Written*~ (1.6)%
(premiums received $44,998,795)	$ (38,527,566)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.4% (cost $2,460,866,403)	2,449,204,906
Liabilities in excess of other assets(z) (0.4)%	(10,166,824)

Net Assets 100.0%	$2,439,038,082

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $22,735,754 and 0.9% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $71,242,526; cash collateral of $73,133,102 (including in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of July 31, 2018.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and unfunded loan commitment held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:
Unfunded loan commitment outstanding at July 31, 2018
Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
Nidda Healthcare Holding AG (Germany), Facility C-GBP, 4.500%, Exp. Date 12/31/18 (cost $2,235,853)	GBP 1,662	$2,156,661	$—	$(79,193)

Options Purchased:

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%		—		47,045	$ 1,108
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%		—		50,000	1,176
Currency Option AUD vs JPY	Call	Morgan Stanley	11/25/20	92.00		—	AUD	70,000	641,039
Currency Option EUR vs TRY	Call	Goldman Sachs & Co.	11/28/18	10.00		—	EUR	30,000	17,995
Currency Option EUR vs ZAR	Call	Morgan Stanley	10/01/18	22.00		—	EUR	27,000	1,188
Currency Option EUR vs ZAR	Call	Morgan Stanley	12/24/19	24.00		—	EUR	25,000	318,242
Currency Option USD vs BRL	Call	Deutsche Bank AG	12/10/18	5.50		—		72,000	62,780
Currency Option USD vs BRL	Call	Deutsche Bank AG	12/20/19	5.00		—		30,000	633,714
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/27/20	4.65		—		30,000	1,187,919
Currency Option USD vs CAD	Call	Bank of America	01/30/19	1.50		—		30,000	13,095
Currency Option USD vs CAD	Call	Bank of America	07/30/19	1.30		—		30,000	777,010
Currency Option USD vs CNH	Call	Morgan Stanley	03/27/19	8.25		—		36,000	33,654
Currency Option USD vs CNH	Call	Morgan Stanley	06/26/20	7.25		—		36,000	728,737
Currency Option USD vs JPY	Call	Citigroup Global Markets	01/27/21	110.00		—		30,000	732,461
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	12/20/19	1,200.00		—		30,000	514,329
Currency Option USD vs MXN	Call	Citigroup Global Markets	08/24/18	30.00		—		30,000	—
Currency Option USD vs MXN	Call	Citigroup Global Markets	08/24/18	26.00		—		21,000	4
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	09/27/18	85.00		—		30,000	1,302
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	01/11/19	95.00		—		33,000	17,033
Currency Option USD vs RUB	Call	Citigroup Global Markets	12/23/19	85.00		—		30,000	417,161
Currency Option USD vs TRY	Call	BNP Paribas	09/27/18	6.00		—		30,000	66,715
Currency Option USD vs TRY	Call	Goldman Sachs & Co.	09/27/18	7.00		—		35,000	9,767

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs TRY	Call	Morgan Stanley	12/14/18	9.00		—		36,000	$ 19,478
Currency Option USD vs TRY	Call	Goldman Sachs & Co.	12/23/19	6.00		—		30,000	2,984,530
Currency Option USD vs TRY	Call	Morgan Stanley	04/29/20	7.00		—		35,000	2,692,634
Currency Option USD vs ZAR	Call	Morgan Stanley	09/26/18	20.00		—		30,000	406
Currency Option USD vs ZAR	Call	Morgan Stanley	12/24/19	14.00		—		30,000	2,173,418
Currency Option AUD vs JPY	Put	Morgan Stanley	08/07/18	62.00		—	AUD	180,000	—
Currency Option AUD vs JPY	Put	Morgan Stanley	01/29/20	82.00		—	AUD	180,000	8,680,691
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	73.00		—	AUD	360,000	6,964,427
Currency Option AUD vs JPY	Put	Deutsche Bank AG	02/26/20	76.00		—	AUD	180,000	4,989,783
Currency Option AUD vs USD	Put	Citigroup Global Markets	01/29/20	0.69		—	AUD	38,000	507,542
Currency Option EUR vs TRY	Put	JPMorgan Chase	02/26/19	4.60		—	EUR	24,000	3,232
Currency Option EUR vs TRY	Put	Goldman Sachs & Co.	04/28/20	6.00		—	EUR	30,000	259,429
Currency Option EUR vs USD	Put	Bank of America	02/26/20	1.20		—	EUR	24,000	771,889
Currency Option EUR vs ZAR	Put	Morgan Stanley	03/25/20	14.00		—	EUR	27,000	249,963
Currency Option USD vs BRL	Put	JPMorgan Chase	03/27/20	3.10		—		30,000	168,009
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50		—		36,000	849,406
Currency Option USD vs CNH	Put	Morgan Stanley	06/26/19	6.00		—		36,000	27,981
Currency Option USD vs MXN	Put	Citigroup Global Markets	04/28/20	17.00		—		51,000	550,502
Currency Option USD vs TRY	Put	Goldman Sachs & Co.	04/29/20	4.00		—		35,000	16,666
Currency Option USD vs TRY	Put	Morgan Stanley	06/29/20	5.00		—		36,000	308,751
Total OTC Traded (cost $47,325,649)									$38,395,166

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 06/20/23	Call	Citigroup Global Markets	09/19/18	$107.50	5.00%(Q)	CDX.NA.HY. 30.V1(Q)	45,740	$ 49,494
CDX.NA.HY.30.V1, 06/20/23	Call	Goldman Sachs & Co.	12/19/18	$107.00	5.00%(Q)	CDX.NA.HY. 30.V1(Q)	22,870	67,613
Total OTC Swaptions (cost $164,664)								$ 117,107
Total Options Purchased (cost $47,490,313)								$38,512,273

Options Written:

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Call	Goldman Sachs & Co.	04/28/20	10.00	—	EUR	30,000	$ (1,633,189)
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	12/24/19	24.00	—	EUR	25,000	(318,242)
Currency Option EUR vs ZAR	Call	Morgan Stanley	03/25/20	22.00	—	EUR	27,000	(775,270)
Currency Option USD vs BRL	Call	JPMorgan Chase	12/20/19	5.00	—		30,000	(633,714)
Currency Option USD vs BRL	Call	JPMorgan Chase	03/27/20	4.65	—		30,000	(1,187,919)
Currency Option USD vs BRL	Call	Deutsche Bank AG	06/26/20	5.50	—		72,000	(1,638,465)
Currency Option USD vs CAD	Call	Bank of America	07/30/19	1.40	—		60,000	(434,353)
Currency Option USD vs CNH	Call	Morgan Stanley	06/26/20	7.75	—		72,000	(781,937)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	12/20/19	1,350.00	—		60,000	(393,341)
Currency Option USD vs MXN	Call	Citigroup Global Markets	04/28/20	26.00	—		51,000	(969,948)
Currency Option USD vs RUB	Call	Citigroup Global Markets	09/27/18	85.00	—		30,000	(1,302)
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	12/23/19	85.00	—		30,000	(417,161)
Currency Option USD vs RUB	Call	Citigroup Global Markets	03/30/20	95.00	—		33,000	(392,943)
Currency Option USD vs TRY	Call	Goldman Sachs & Co.	09/27/18	6.00	—		30,000	(66,715)
Currency Option USD vs TRY	Call	BNP Paribas	12/23/19	6.00	—		30,000	(2,984,530)

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	Goldman Sachs & Co.	04/29/20	7.00	—		35,000	$ (2,692,634)
Currency Option USD vs TRY	Call	Morgan Stanley	06/29/20	9.00	—		36,000	(1,356,903)
Currency Option USD vs ZAR	Call	Morgan Stanley	12/24/19	17.00	—		60,000	(1,554,777)
Currency Option AUD vs JPY	Put	Morgan Stanley	01/29/20	73.00	—	AUD	360,000	(6,964,427)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	82.00	—	AUD	180,000	(8,680,691)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	02/26/20	67.00	—	AUD	360,000	(4,213,580)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/27/20	3.10	—		30,000	(168,009)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	04/08/19	$ 66.00	—		9,170	(81,373)
Total OTC Traded (premiums received $44,420,489)								$(38,341,423)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.30.V1, 06/20/23	Put	Bank of America	08/15/18	$100.00	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		25,000	$ (726)
CDX.NA.HY.30.V1, 06/20/23	Put	Citigroup Global Markets	09/19/18	$100.50	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		22,870	(17,055)
CDX.NA.HY.30.V1, 06/20/23	Put	BNP Paribas	10/17/18	$101.00	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		35,000	(60,277)
CDX.NA.HY.30.V1, 06/20/23	Put	Goldman Sachs & Co.	12/19/18	$100.50	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		22,870	(93,228)
iTraxx.XO.29.V1, 06/20/23	Put	Goldman Sachs & Co.	08/15/18	375.00	5.00%(Q)	iTraxx.XO. 29.V1(Q)	EUR	50,000	(14,857)
Total OTC Swaptions (premiums received $578,306)									$ (186,143)
Total Options Written (premiums received $44,998,795)									$(38,527,566)

Futures contracts outstanding at July 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
522	90 Day Euro Dollar	Dec. 2020	$ 126,493,650	$ (181,161)
1,572	5 Year U.S. Treasury Notes	Sep. 2018	177,832,500	187,822

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Futures contracts outstanding at July 31, 2018 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
9,771	10 Year U.S. Treasury Notes	Sep. 2018	$1,166,871,141	$ 2,096,075
546	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	85,670,813	310,072
				2,412,808
Short Positions:
522	90 Day Euro Dollar	Dec. 2021	126,519,750	87,639
547	2 Year U.S. Treasury Notes	Sep. 2018	115,622,125	134,731
846	20 Year U.S. Treasury Notes	Sep. 2018	120,951,562	(1,437,862)
				(1,215,492)
				$ 1,197,316
Cash of $8,350,000 and securities with a combined market value of $3,386,850 have been segregated with Citigroup Global Markets to cover requirements for open future contracts at July 31, 2018.
Forward foreign currency exchange contracts outstanding at July 31, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/18	Bank of America	AUD	4,194	$ 3,108,000	$ 3,116,624	$ 8,624	$ —
Expiring 10/16/18	Citigroup Global Markets	AUD	2,752	2,039,000	2,045,477	6,477	—
Expiring 10/16/18	Morgan Stanley	AUD	3,130	2,321,000	2,325,862	4,862	—
Expiring 10/16/18	Morgan Stanley	AUD	1,321	976,000	981,459	5,459	—
Expiring 01/31/20	Citigroup Global Markets	AUD	7,067	5,269,724	5,287,350	17,626	—
Expiring 01/31/20	Citigroup Global Markets	AUD	5,351	4,288,398	4,003,587	—	(284,811)
Brazilian Real,
Expiring 08/02/18	Barclays Capital Group	BRL	3,021	775,000	804,837	29,837	—
Expiring 08/02/18	Citigroup Global Markets	BRL	18,301	4,767,175	4,875,898	108,723	—
Expiring 08/02/18	Citigroup Global Markets	BRL	7,358	1,901,783	1,960,458	58,675	—
Expiring 08/02/18	Citigroup Global Markets	BRL	3,758	971,000	1,001,139	30,139	—

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/02/18	Citigroup Global Markets	BRL	914	$ 241,700	$ 243,613	$ 1,913	$ —
Expiring 08/02/18	Goldman Sachs & Co.	BRL	8,331	2,231,321	2,219,550	—	(11,771)
Expiring 08/02/18	Morgan Stanley	BRL	17,139	4,524,538	4,566,368	41,830	—
Expiring 10/02/18	Citigroup Global Markets	BRL	11,222	2,969,629	2,969,874	245	—
Expiring 10/02/18	Citigroup Global Markets	BRL	2,839	757,000	751,264	—	(5,736)
Expiring 10/31/18	UBS AG	BRL	3,846	1,026,596	1,015,210	—	(11,386)
Expiring 10/31/18	UBS AG	BRL	2,693	720,000	710,817	—	(9,183)
Expiring 02/25/19	Citigroup Global Markets	BRL	9,857	2,917,999	2,572,327	—	(345,672)
Expiring 09/30/19	JPMorgan Chase	BRL	10,454	2,980,000	2,658,978	—	(321,022)
Expiring 09/30/19	JPMorgan Chase	BRL	1,958	481,439	498,090	16,651	—
Expiring 12/24/19	Citigroup Global Markets	BRL	7,836	2,004,000	1,969,357	—	(34,643)
Expiring 12/24/19	Deutsche Bank AG	BRL	22,576	5,602,000	5,674,116	72,116	—
Expiring 03/31/20	Deutsche Bank AG	BRL	42,866	10,500,000	10,624,416	124,416	—
Canadian Dollar,
Expiring 10/16/18	Bank of America	CAD	12,906	9,859,414	9,934,794	75,380	—
Expiring 10/16/18	JPMorgan Chase	CAD	3,405	2,590,000	2,621,357	31,357	—
Expiring 10/16/18	JPMorgan Chase	CAD	2,149	1,645,000	1,654,450	9,450	—
Expiring 10/16/18	Morgan Stanley	CAD	3,249	2,499,000	2,501,126	2,126	—
Expiring 10/16/18	Morgan Stanley	CAD	2,048	1,563,000	1,576,702	13,702	—
Expiring 07/31/19	Bank of America	CAD	2,377	1,918,000	1,838,551	—	(79,449)
Expiring 07/31/19	JPMorgan Chase	CAD	2,483	1,904,400	1,920,576	16,176	—
Chilean Peso,
Expiring 09/27/18	Barclays Capital Group	CLP	608,876	933,000	955,374	22,374	—
Expiring 09/27/18	BNP Paribas	CLP	1,909,569	2,928,046	2,996,263	68,217	—
Expiring 09/27/18	BNP Paribas	CLP	478,236	725,700	750,390	24,690	—

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/27/18	Citigroup Global Markets	CLP	2,649,959	$ 4,092,495	$ 4,157,993	$ 65,498	$ —
Expiring 09/27/18	Citigroup Global Markets	CLP	969,978	1,481,900	1,521,971	40,071	—
Expiring 09/27/18	Citigroup Global Markets	CLP	823,104	1,269,204	1,291,514	22,310	—
Expiring 09/27/18	Morgan Stanley	CLP	501,653	766,000	787,133	21,133	—
Chinese Renminbi,
Expiring 10/31/18	Hong Kong & Shanghai Bank	CNH	12,890	1,898,527	1,891,105	—	(7,422)
Expiring 02/28/20	Morgan Stanley	CNH	52,459	8,078,000	7,680,277	—	(397,723)
Colombian Peso,
Expiring 09/12/18	Morgan Stanley	COP	2,884,321	997,000	995,979	—	(1,021)
Czech Koruna,
Expiring 10/26/18	Bank of America	CZK	7,960	361,179	365,134	3,955	—
Euro,
Expiring 10/26/18	Goldman Sachs & Co.	EUR	6,083	7,157,766	7,161,116	3,350	—
Expiring 10/26/18	JPMorgan Chase	EUR	675	796,000	794,941	—	(1,059)
Expiring 10/26/18	Morgan Stanley	EUR	3,410	4,019,000	4,014,277	—	(4,723)
Expiring 10/26/18	Toronto Dominion	EUR	2,741	3,231,000	3,227,019	—	(3,981)
Expiring 02/25/19	Citigroup Global Markets	EUR	575	681,145	684,237	3,092	—
Expiring 01/31/20	Morgan Stanley	EUR	4,298	5,216,483	5,275,703	59,220	—
Expiring 02/28/20	Bank of America	EUR	5,226	6,837,175	6,431,491	—	(405,684)
Expiring 02/28/20	Morgan Stanley	EUR	4,622	5,622,447	5,687,947	65,500	—
Indian Rupee,
Expiring 10/15/18	Citigroup Global Markets	INR	840,967	12,075,750	12,148,636	72,886	—
Expiring 10/15/18	Deutsche Bank AG	INR	566,232	8,171,921	8,179,809	7,888	—
Expiring 10/15/18	JPMorgan Chase	INR	1,149,623	16,583,100	16,607,491	24,391	—
Indonesian Rupiah,
Expiring 09/24/18	Barclays Capital Group	IDR	45,061,939	3,133,000	3,104,182	—	(28,818)
Expiring 09/24/18	Barclays Capital Group	IDR	42,101,730	2,967,000	2,900,262	—	(66,738)

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/24/18	Barclays Capital Group	IDR	41,792,585	$ 2,891,000	$ 2,878,966	$ —	$ (12,034)
Expiring 09/24/18	Barclays Capital Group	IDR	34,345,755	2,387,941	2,365,976	—	(21,965)
Expiring 09/24/18	Barclays Capital Group	IDR	29,838,131	2,049,632	2,055,459	5,827	—
Expiring 09/24/18	Barclays Capital Group	IDR	12,798,492	878,414	881,650	3,236	—
Expiring 09/24/18	Citigroup Global Markets	IDR	22,980,090	1,570,000	1,583,029	13,029	—
Expiring 09/24/18	Citigroup Global Markets	IDR	17,506,754	1,202,800	1,205,988	3,188	—
Expiring 09/24/18	Citigroup Global Markets	IDR	13,311,552	912,000	916,993	4,993	—
Expiring 09/24/18	JPMorgan Chase	IDR	344,228,775	23,838,558	23,712,888	—	(125,670)
Expiring 09/24/18	JPMorgan Chase	IDR	46,759,608	3,249,000	3,221,129	—	(27,871)
Expiring 09/24/18	JPMorgan Chase	IDR	33,983,733	2,373,000	2,341,037	—	(31,963)
Expiring 09/24/18	Morgan Stanley	IDR	19,493,085	1,345,000	1,342,820	—	(2,180)
Israeli Shekel,
Expiring 10/29/18	JPMorgan Chase	ILS	2,841	781,000	778,610	—	(2,390)
Japanese Yen,
Expiring 10/26/18	Citigroup Global Markets	JPY	118,804	1,077,000	1,069,034	—	(7,966)
Expiring 10/26/18	Morgan Stanley	JPY	563,116	5,087,000	5,067,072	—	(19,928)
Expiring 10/26/18	Morgan Stanley	JPY	53,745	487,200	483,610	—	(3,590)
Expiring 10/31/18	Bank of America	JPY	143,174	1,287,000	1,288,832	1,832	—
Expiring 01/29/21	Citigroup Global Markets	JPY	748,513	7,462,000	7,266,256	—	(195,744)
Mexican Peso,
Expiring 09/21/18	Citigroup Global Markets	MXN	115,535	5,719,253	6,145,125	425,872	—
Expiring 09/21/18	JPMorgan Chase	MXN	26,126	1,284,000	1,389,626	105,626	—
Expiring 09/21/18	JPMorgan Chase	MXN	23,085	1,119,000	1,227,885	108,885	—
Expiring 09/21/18	JPMorgan Chase	MXN	17,960	880,000	955,292	75,292	—

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/21/18	Morgan Stanley	MXN	101,091	$ 4,857,891	$ 5,376,876	$ 518,985	$ —
Expiring 10/31/18	Bank of America	MXN	13,821	730,000	729,963	—	(37)
Expiring 01/29/19	UBS AG	MXN	40,341	2,041,000	2,099,631	58,631	—
Expiring 01/29/19	UBS AG	MXN	36,769	1,859,000	1,913,709	54,709	—
Expiring 12/24/19	Goldman Sachs & Co.	MXN	23,280	1,139,331	1,155,970	16,639	—
Expiring 04/30/20	Citigroup Global Markets	MXN	42,285	2,048,669	2,062,433	13,764	—
New Taiwanese Dollar,
Expiring 10/11/18	Barclays Capital Group	TWD	258,304	8,516,299	8,475,038	—	(41,261)
Expiring 10/11/18	Morgan Stanley	TWD	27,846	916,000	913,651	—	(2,349)
New Zealand Dollar,
Expiring 10/16/18	Bank of America	NZD	2,786	1,894,000	1,898,891	4,891	—
Expiring 10/16/18	JPMorgan Chase	NZD	1,372	932,000	935,177	3,177	—
Expiring 10/16/18	JPMorgan Chase	NZD	1,367	927,000	931,669	4,669	—
Expiring 10/16/18	Morgan Stanley	NZD	1,879	1,264,000	1,280,842	16,842	—
Expiring 10/16/18	Morgan Stanley	NZD	1,679	1,140,000	1,144,754	4,754	—
Norwegian Krone,
Expiring 10/26/18	Morgan Stanley	NOK	8,596	1,054,000	1,057,474	3,474	—
Peruvian Nuevo Sol,
Expiring 09/27/18	Barclays Capital Group	PEN	3,677	1,116,000	1,121,001	5,001	—
Expiring 09/27/18	BNP Paribas	PEN	3,794	1,157,000	1,156,683	—	(317)
Expiring 09/27/18	Citigroup Global Markets	PEN	5,365	1,626,667	1,635,444	8,777	—
Expiring 09/27/18	Citigroup Global Markets	PEN	3,804	1,154,000	1,159,488	5,488	—
Expiring 09/27/18	JPMorgan Chase	PEN	9,799	2,993,000	2,987,252	—	(5,748)
Philippine Peso,
Expiring 09/17/18	Barclays Capital Group	PHP	86,626	1,610,000	1,627,545	17,545	—
Expiring 09/17/18	Barclays Capital Group	PHP	43,145	803,000	810,619	7,619	—
Expiring 09/17/18	Citigroup Global Markets	PHP	56,060	1,042,000	1,053,257	11,257	—

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/17/18	Citigroup Global Markets	PHP	15,268	$ 284,000	$ 286,855	$ 2,855	$ —
Expiring 09/17/18	Morgan Stanley	PHP	60,853	1,129,000	1,143,319	14,319	—
Expiring 09/17/18	Morgan Stanley	PHP	36,369	674,000	683,308	9,308	—
Polish Zloty,
Expiring 10/26/18	Toronto Dominion	PLN	5,287	1,448,000	1,448,725	725	—
Russian Ruble,
Expiring 10/12/18	Barclays Capital Group	RUB	443,273	7,013,863	7,041,063	27,200	—
Expiring 10/12/18	Barclays Capital Group	RUB	183,268	2,932,561	2,911,073	—	(21,488)
Expiring 10/12/18	Barclays Capital Group	RUB	69,483	1,108,000	1,103,694	—	(4,306)
Expiring 10/12/18	Morgan Stanley	RUB	443,273	7,021,752	7,041,063	19,311	—
Expiring 10/31/18	Barclays Capital Group	RUB	41,649	655,187	660,372	5,185	—
Expiring 12/24/19	Citigroup Global Markets	RUB	382,303	5,577,000	5,833,617	256,617	—
Singapore Dollar,
Expiring 08/10/18	Bank of America	SGD	2,132	1,562,000	1,566,187	4,187	—
Expiring 08/10/18	Barclays Capital Group	SGD	9,628	7,094,553	7,073,322	—	(21,231)
Expiring 08/10/18	Citigroup Global Markets	SGD	3,557	2,618,000	2,613,064	—	(4,936)
Expiring 08/10/18	Citigroup Global Markets	SGD	1,673	1,235,000	1,229,469	—	(5,531)
Expiring 08/10/18	Morgan Stanley	SGD	4,223	3,093,000	3,102,262	9,262	—
Expiring 08/10/18	Morgan Stanley	SGD	3,261	2,403,645	2,395,793	—	(7,852)
Expiring 08/10/18	Morgan Stanley	SGD	1,271	932,000	933,533	1,533	—
Expiring 08/10/18	Toronto Dominion	SGD	1,215	893,000	892,999	—	(1)
Expiring 08/10/18	UBS AG	SGD	19,808	14,825,131	14,552,798	—	(272,333)
South African Rand,
Expiring 09/11/18	Barclays Capital Group	ZAR	133,494	9,768,078	10,080,852	312,774	—
Expiring 09/11/18	Citigroup Global Markets	ZAR	11,661	856,000	880,579	24,579	—
Expiring 09/11/18	JPMorgan Chase	ZAR	28,612	2,136,250	2,160,645	24,395	—

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/11/18	JPMorgan Chase	ZAR	27,712	$ 2,109,718	$ 2,092,643	$ —	$ (17,075)
Expiring 09/11/18	JPMorgan Chase	ZAR	23,548	1,781,000	1,778,255	—	(2,745)
Expiring 09/11/18	JPMorgan Chase	ZAR	15,053	1,088,000	1,136,742	48,742	—
Expiring 09/11/18	Morgan Stanley	ZAR	18,411	1,357,000	1,390,345	33,345	—
Expiring 10/31/18	JPMorgan Chase	ZAR	7,482	559,000	561,432	2,432	—
Expiring 12/30/19	Barclays Capital Group	ZAR	38,671	3,005,230	2,756,062	—	(249,168)
Expiring 03/31/20	UBS AG	ZAR	29,283	2,052,800	2,064,516	11,716	—
South Korean Won,
Expiring 08/08/18	Barclays Capital Group	KRW	1,049,281	941,000	938,157	—	(2,843)
Expiring 08/08/18	Citigroup Global Markets	KRW	2,281,328	2,041,000	2,039,724	—	(1,276)
Expiring 08/08/18	Citigroup Global Markets	KRW	1,173,322	1,056,000	1,049,061	—	(6,939)
Expiring 08/08/18	JPMorgan Chase	KRW	6,239,765	5,817,962	5,578,942	—	(239,020)
Expiring 08/08/18	JPMorgan Chase	KRW	1,439,973	1,292,000	1,287,472	—	(4,528)
Expiring 08/08/18	Morgan Stanley	KRW	1,049,724	936,000	938,553	2,553	—
Expiring 10/19/18	Barclays Capital Group	KRW	1,446,621	1,298,000	1,295,908	—	(2,092)
Expiring 10/19/18	Barclays Capital Group	KRW	1,392,016	1,239,000	1,246,992	7,992	—
Expiring 10/19/18	Citigroup Global Markets	KRW	1,186,336	1,048,000	1,062,740	14,740	—
Expiring 10/19/18	JPMorgan Chase	KRW	2,275,619	2,014,000	2,038,538	24,538	—
Expiring 10/19/18	JPMorgan Chase	KRW	1,687,043	1,515,000	1,511,282	—	(3,718)
Expiring 10/19/18	JPMorgan Chase	KRW	918,389	824,000	822,709	—	(1,291)
Expiring 10/19/18	Morgan Stanley	KRW	1,166,832	1,042,000	1,045,268	3,268	—
Expiring 10/31/18	JPMorgan Chase	KRW	1,503,293	1,340,586	1,347,272	6,686	—
Swedish Krona,
Expiring 10/26/18	Toronto Dominion	SEK	15,110	1,726,000	1,730,264	4,264	—

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 10/26/18	Bank of America	CHF	1,475	$ 1,494,000	$ 1,501,018	$ 7,018	$ —
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	159,146	4,812,500	4,784,569	—	(27,931)
Expiring 08/10/18	Citigroup Global Markets	THB	149,530	4,696,288	4,495,481	—	(200,807)
Expiring 08/10/18	Citigroup Global Markets	THB	56,562	1,713,000	1,700,473	—	(12,527)
Expiring 08/10/18	Citigroup Global Markets	THB	55,302	1,679,000	1,662,608	—	(16,392)
Expiring 08/10/18	Citigroup Global Markets	THB	53,686	1,627,000	1,614,026	—	(12,974)
Expiring 08/10/18	Citigroup Global Markets	THB	47,399	1,430,000	1,425,002	—	(4,998)
Expiring 08/10/18	Citigroup Global Markets	THB	44,609	1,355,000	1,341,119	—	(13,881)
Expiring 08/10/18	Citigroup Global Markets	THB	37,481	1,131,000	1,126,843	—	(4,157)
Expiring 08/10/18	Citigroup Global Markets	THB	34,798	1,059,000	1,046,161	—	(12,839)
Turkish Lira,
Expiring 09/11/18	Bank of America	TRY	2,200	471,300	438,144	—	(33,156)
Expiring 09/11/18	Barclays Capital Group	TRY	11,576	2,442,019	2,305,776	—	(136,243)
Expiring 09/11/18	Barclays Capital Group	TRY	11,532	2,442,020	2,297,021	—	(144,999)
Expiring 09/11/18	Citigroup Global Markets	TRY	6,815	1,437,000	1,357,420	—	(79,580)
Expiring 09/11/18	Citigroup Global Markets	TRY	5,302	1,097,000	1,056,015	—	(40,985)
Expiring 09/11/18	Citigroup Global Markets	TRY	3,425	697,000	682,126	—	(14,874)
Expiring 09/11/18	JPMorgan Chase	TRY	6,500	1,327,000	1,294,678	—	(32,322)
Expiring 09/11/18	JPMorgan Chase	TRY	5,977	1,238,000	1,190,410	—	(47,590)
Expiring 09/11/18	JPMorgan Chase	TRY	4,125	858,000	821,639	—	(36,361)
Expiring 09/11/18	JPMorgan Chase	TRY	3,359	685,000	669,071	—	(15,929)

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/11/18	JPMorgan Chase	TRY	3,226	$ 657,000	$ 642,459	$ —	$ (14,541)
Expiring 09/11/18	Morgan Stanley	TRY	3,742	763,000	745,428	—	(17,572)
Expiring 09/11/18	UBS AG	TRY	3,525	749,000	702,170	—	(46,830)
Expiring 10/31/18	Barclays Capital Group	TRY	9,092	1,808,262	1,773,008	—	(35,254)
Expiring 10/31/18	JPMorgan Chase	TRY	3,680	725,000	717,507	—	(7,493)
Expiring 02/28/19	Barclays Capital Group	TRY	3,103	688,983	572,149	—	(116,834)
Expiring 02/28/19	JPMorgan Chase	TRY	10,043	1,982,906	1,852,044	—	(130,862)
Expiring 12/24/19	Goldman Sachs & Co.	TRY	55,080	9,962,000	8,913,666	—	(1,048,334)
Expiring 04/30/20	Citigroup Global Markets	TRY	4,397	748,000	674,282	—	(73,718)
Expiring 04/30/20	Morgan Stanley	TRY	77,540	12,091,000	11,891,989	—	(199,011)
Expiring 06/30/20	Bank of America	TRY	6,776	1,017,000	1,011,829	—	(5,171)
				$470,303,203	$467,892,715	3,563,905	(5,974,393)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/18	Bank of America	AUD	2,443	$ 1,810,000	$ 1,815,338	$ —	$ (5,338)
Expiring 10/16/18	Bank of America	AUD	1,437	1,055,000	1,067,773	—	(12,773)
Expiring 10/16/18	Goldman Sachs & Co.	AUD	2,041	1,512,000	1,517,157	—	(5,157)
Expiring 10/16/18	JPMorgan Chase	AUD	342	254,977	254,098	879	—
Expiring 10/16/18	Morgan Stanley	AUD	4,322	3,192,000	3,212,132	—	(20,132)
Expiring 10/16/18	Toronto Dominion	AUD	3,756	2,789,000	2,791,808	—	(2,808)
Expiring 10/31/18	Bank of America	AUD	991	737,000	736,627	373	—
Brazilian Real,
Expiring 08/02/18	Barclays Capital Group	BRL	3,660	950,000	975,083	—	(25,083)
Expiring 08/02/18	Citigroup Global Markets	BRL	18,521	4,867,776	4,934,503	—	(66,727)

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/02/18	Citigroup Global Markets	BRL	9,380	$ 2,440,880	$ 2,499,211	$ —	$ (58,331)
Expiring 08/02/18	Morgan Stanley	BRL	27,260	7,047,325	7,263,065	—	(215,740)
Expiring 10/02/18	Goldman Sachs & Co.	BRL	8,331	2,217,187	2,204,670	12,517	—
Expiring 02/25/19	Citigroup Global Markets	BRL	2,677	681,240	698,602	—	(17,362)
Expiring 09/30/19	JPMorgan Chase	BRL	12,412	3,549,000	3,157,069	391,931	—
Expiring 12/24/19	BNP Paribas	BRL	3,641	900,000	915,137	—	(15,137)
Expiring 12/24/19	Citigroup Global Markets	BRL	6,946	1,675,000	1,745,818	—	(70,818)
Expiring 12/24/19	JPMorgan Chase	BRL	11,825	3,331,000	2,972,029	358,971	—
Expiring 12/24/19	UBS AG	BRL	2,906	725,000	730,324	—	(5,324)
Expiring 03/31/20	JPMorgan Chase	BRL	38,335	10,714,000	9,501,268	1,212,732	—
Expiring 03/31/20	JPMorgan Chase	BRL	13,430	3,231,951	3,328,723	—	(96,772)
Expiring 06/30/20	Deutsche Bank AG	BRL	80,093	19,440,000	19,591,998	—	(151,998)
British Pound,
Expiring 10/26/18	Bank of America	GBP	1,060	1,394,000	1,396,571	—	(2,571)
Expiring 10/26/18	Citigroup Global Markets	GBP	2,175	2,866,000	2,866,366	—	(366)
Expiring 10/26/18	JPMorgan Chase	GBP	16,154	21,311,347	21,284,615	26,732	—
Expiring 10/26/18	JPMorgan Chase	GBP	1,387	1,831,000	1,827,787	3,213	—
Expiring 10/26/18	JPMorgan Chase	GBP	923	1,218,000	1,216,221	1,779	—
Expiring 10/26/18	Morgan Stanley	GBP	2,241	2,925,000	2,952,274	—	(27,274)
Chilean Peso,
Expiring 09/27/18	Barclays Capital Group	CLP	1,576,931	2,440,880	2,474,327	—	(33,447)
Expiring 09/27/18	Barclays Capital Group	CLP	603,278	919,000	946,590	—	(27,590)
Expiring 09/27/18	Barclays Capital Group	CLP	531,326	819,000	833,692	—	(14,692)
Expiring 09/27/18	BNP Paribas	CLP	11,438,185	17,544,306	17,947,406	—	(403,100)
Expiring 09/27/18	Citigroup Global Markets	CLP	744,570	1,151,000	1,168,289	—	(17,289)
Expiring 09/27/18	Citigroup Global Markets	CLP	567,610	858,000	890,624	—	(32,624)
Chinese Renminbi,
Expiring 10/26/18	Barclays Capital Group	CNH	115,050	16,924,868	16,879,553	45,315	—
Expiring 10/26/18	Citigroup Global Markets	CNH	12,063	1,772,000	1,769,855	2,145	—

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 06/28/19	Morgan Stanley	CNH	7,363	$ 1,100,000	$ 1,076,624	$ 23,376	$ —
Expiring 02/28/20	Morgan Stanley	CNH	71,811	10,656,000	10,513,575	142,425	—
Colombian Peso,
Expiring 09/12/18	Barclays Capital Group	COP	2,345,694	793,000	809,987	—	(16,987)
Expiring 09/12/18	Barclays Capital Group	COP	1,985,412	676,000	685,579	—	(9,579)
Expiring 09/12/18	BNP Paribas	COP	3,291,480	1,115,000	1,136,574	—	(21,574)
Expiring 09/12/18	BNP Paribas	COP	1,390,263	478,000	480,069	—	(2,069)
Expiring 09/12/18	Citigroup Global Markets	COP	8,242,567	2,784,830	2,846,225	—	(61,395)
Expiring 09/12/18	Citigroup Global Markets	COP	5,740,547	1,947,268	1,982,256	—	(34,988)
Expiring 09/12/18	Citigroup Global Markets	COP	3,506,521	1,201,810	1,210,830	—	(9,020)
Expiring 09/12/18	Citigroup Global Markets	COP	2,866,622	973,634	989,867	—	(16,233)
Expiring 09/12/18	Goldman Sachs & Co.	COP	1,374,610	479,000	474,664	4,336	—
Czech Koruna,
Expiring 10/26/18	JPMorgan Chase	CZK	20,319	919,000	932,083	—	(13,083)
Euro,
Expiring 10/26/18	Bank of America	EUR	68,026	80,104,607	80,080,783	23,824	—
Expiring 10/26/18	UBS AG	EUR	199,877	235,586,727	235,297,061	289,666	—
Expiring 10/31/18	Bank of America	EUR	502	591,000	590,870	130	—
Expiring 10/31/18	JPMorgan Chase	EUR	1,609	1,894,288	1,894,664	—	(376)
Expiring 02/25/19	Citigroup Global Markets	EUR	2,300	2,917,890	2,736,949	180,941	—
Expiring 02/28/19	Deutsche Bank AG	EUR	2,458	3,084,372	2,925,744	158,628	—
Expiring 12/30/19	Deutsche Bank AG	EUR	1,231	1,587,473	1,506,534	80,939	—
Hungarian Forint,
Expiring 10/26/18	Citigroup Global Markets	HUF	5,922,379	21,180,096	21,716,331	—	(536,235)
Expiring 10/26/18	Citigroup Global Markets	HUF	240,637	875,000	882,375	—	(7,375)
Indian Rupee,
Expiring 10/15/18	Citigroup Global Markets	INR	166,260	2,400,000	2,401,796	—	(1,796)
Expiring 10/15/18	Citigroup Global Markets	INR	111,381	1,598,000	1,609,007	—	(11,007)

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 10/15/18	JPMorgan Chase	INR	77,687	$ 1,122,000	$ 1,122,273	$ —	$ (273)
Expiring 10/15/18	JPMorgan Chase	INR	70,778	1,023,000	1,022,465	535	—
Expiring 10/15/18	Morgan Stanley	INR	109,277	1,564,000	1,578,614	—	(14,614)
Indonesian Rupiah,
Expiring 09/24/18	Citigroup Global Markets	IDR	35,332,096	2,432,000	2,433,922	—	(1,922)
Expiring 09/24/18	JPMorgan Chase	IDR	29,634,560	2,048,000	2,041,436	6,564	—
Expiring 09/24/18	Morgan Stanley	IDR	17,045,076	1,171,000	1,174,184	—	(3,184)
Israeli Shekel,
Expiring 10/29/18	Morgan Stanley	ILS	5,887	1,624,000	1,613,470	10,530	—
Expiring 10/29/18	UBS AG	ILS	106,734	29,474,892	29,251,619	223,273	—
Japanese Yen,
Expiring 10/26/18	Bank of America	JPY	179,690	1,627,210	1,616,897	10,313	—
Expiring 10/26/18	Toronto Dominion	JPY	151,925	1,376,000	1,367,060	8,940	—
Expiring 10/31/18	Bank of America	JPY	102,963	933,000	926,856	6,144	—
Expiring 10/31/18	Morgan Stanley	JPY	295,876	2,684,046	2,663,420	20,626	—
Mexican Peso,
Expiring 09/21/18	Bank of America	MXN	22,835	1,181,000	1,214,587	—	(33,587)
Expiring 09/21/18	BNP Paribas	MXN	22,958	1,139,650	1,221,087	—	(81,437)
Expiring 09/21/18	Citigroup Global Markets	MXN	38,342	1,970,000	2,039,333	—	(69,333)
Expiring 09/21/18	Citigroup Global Markets	MXN	24,557	1,203,550	1,306,148	—	(102,598)
Expiring 09/21/18	Citigroup Global Markets	MXN	23,340	1,154,130	1,241,411	—	(87,281)
Expiring 09/21/18	Citigroup Global Markets	MXN	19,088	998,000	1,015,248	—	(17,248)
Expiring 09/21/18	JPMorgan Chase	MXN	17,406	875,000	925,817	—	(50,817)
Expiring 09/21/18	JPMorgan Chase	MXN	16,048	788,000	853,585	—	(65,585)
Expiring 09/21/18	Morgan Stanley	MXN	24,166	1,214,000	1,285,339	—	(71,339)
Expiring 01/29/19	UBS AG	MXN	36,259	1,853,000	1,887,135	—	(34,135)
Expiring 12/24/19	Citigroup Global Markets	MXN	32,954	1,606,000	1,636,352	—	(30,352)
Expiring 12/24/19	Citigroup Global Markets	MXN	3,596	169,000	178,576	—	(9,576)
Expiring 04/30/20	Citigroup Global Markets	MXN	298,979	14,344,000	14,582,745	—	(238,745)
Expiring 04/30/20	UBS AG	MXN	27,628	1,218,000	1,347,563	—	(129,563)
New Taiwanese Dollar,
Expiring 10/11/18	Citigroup Global Markets	TWD	42,032	1,379,000	1,379,083	—	(83)
Expiring 10/11/18	Morgan Stanley	TWD	55,418	1,832,000	1,818,285	13,715	—

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 10/11/18	Morgan Stanley	TWD	44,650	$ 1,466,000	$ 1,464,982	$ 1,018	$ —
Expiring 10/11/18	Morgan Stanley	TWD	41,397	1,364,000	1,358,264	5,736	—
New Zealand Dollar,
Expiring 10/16/18	Bank of America	NZD	1,761	1,195,000	1,200,452	—	(5,452)
Expiring 10/16/18	JPMorgan Chase	NZD	1,533	1,038,000	1,045,054	—	(7,054)
Expiring 10/16/18	Toronto Dominion	NZD	3,646	2,483,000	2,485,405	—	(2,405)
Norwegian Krone,
Expiring 10/26/18	Bank of America	NOK	5,571	683,623	685,343	—	(1,720)
Peruvian Nuevo Sol,
Expiring 09/27/18	Citigroup Global Markets	PEN	2,547	775,000	776,559	—	(1,559)
Philippine Peso,
Expiring 09/17/18	Barclays Capital Group	PHP	367,539	6,931,433	6,905,391	26,042	—
Expiring 09/17/18	Barclays Capital Group	PHP	217,250	4,035,100	4,081,727	—	(46,627)
Expiring 09/17/18	Barclays Capital Group	PHP	191,653	3,561,000	3,600,810	—	(39,810)
Expiring 09/17/18	Barclays Capital Group	PHP	147,975	2,752,000	2,780,181	—	(28,181)
Expiring 09/17/18	Barclays Capital Group	PHP	115,649	2,150,000	2,172,824	—	(22,824)
Expiring 09/17/18	Barclays Capital Group	PHP	64,764	1,202,010	1,216,803	—	(14,793)
Expiring 09/17/18	Barclays Capital Group	PHP	54,465	1,011,000	1,023,290	—	(12,290)
Expiring 09/17/18	Citigroup Global Markets	PHP	121,467	2,260,000	2,282,145	—	(22,145)
Expiring 09/17/18	JPMorgan Chase	PHP	119,222	2,240,000	2,239,959	41	—
Expiring 09/17/18	Morgan Stanley	PHP	49,800	926,000	935,656	—	(9,656)
Expiring 09/17/18	UBS AG	PHP	41,661	772,000	782,734	—	(10,734)
Polish Zloty,
Expiring 10/26/18	UBS AG	PLN	19,376	5,234,414	5,309,448	—	(75,034)
Russian Ruble,
Expiring 12/24/19	Barclays Capital Group	RUB	114,712	1,758,315	1,750,413	7,902	—
Expiring 12/24/19	Goldman Sachs & Co.	RUB	207,704	3,385,000	3,169,377	215,623	—
Expiring 03/31/20	Citigroup Global Markets	RUB	305,303	4,444,000	4,618,983	—	(174,983)
Saudi Arabian Riyal,
Expiring 11/12/19	Morgan Stanley	SAR	113,400	30,000,000	30,156,072	—	(156,072)

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 08/10/18	Bank of America	SGD	4,926	$ 3,606,700	$ 3,619,013	$ —	$ (12,313)
Expiring 08/10/18	Citigroup Global Markets	SGD	13,277	9,735,553	9,754,770	—	(19,217)
Expiring 08/10/18	Citigroup Global Markets	SGD	6,661	4,864,282	4,894,075	—	(29,793)
Expiring 08/10/18	Citigroup Global Markets	SGD	3,011	2,217,000	2,211,931	5,069	—
Expiring 08/10/18	Citigroup Global Markets	SGD	2,223	1,627,000	1,633,520	—	(6,520)
Expiring 08/10/18	Citigroup Global Markets	SGD	1,995	1,480,000	1,466,064	13,936	—
Expiring 08/10/18	JPMorgan Chase	SGD	4,272	3,136,000	3,138,412	—	(2,412)
Expiring 08/10/18	JPMorgan Chase	SGD	3,090	2,275,000	2,270,162	4,838	—
Expiring 08/10/18	JPMorgan Chase	SGD	2,234	1,640,000	1,640,956	—	(956)
Expiring 08/10/18	JPMorgan Chase	SGD	1,986	1,489,000	1,459,363	29,637	—
Expiring 08/10/18	JPMorgan Chase	SGD	1,946	1,434,000	1,429,494	4,506	—
Expiring 08/10/18	JPMorgan Chase	SGD	1,715	1,252,000	1,260,283	—	(8,283)
Expiring 08/10/18	JPMorgan Chase	SGD	1,268	929,000	931,843	—	(2,843)
Expiring 08/10/18	Morgan Stanley	SGD	2,701	1,982,000	1,984,337	—	(2,337)
Expiring 08/10/18	Toronto Dominion	SGD	1,983	1,468,000	1,456,677	11,323	—
South African Rand,
Expiring 09/11/18	Barclays Capital Group	ZAR	85,825	6,218,700	6,481,093	—	(262,393)
Expiring 09/11/18	Citigroup Global Markets	ZAR	40,262	3,014,350	3,040,373	—	(26,023)
Expiring 09/11/18	Citigroup Global Markets	ZAR	34,102	2,432,141	2,575,224	—	(143,083)
Expiring 09/11/18	Citigroup Global Markets	ZAR	12,470	914,000	941,663	—	(27,663)
Expiring 09/11/18	JPMorgan Chase	ZAR	22,442	1,625,000	1,694,709	—	(69,709)
Expiring 09/11/18	JPMorgan Chase	ZAR	17,104	1,228,000	1,291,631	—	(63,631)
Expiring 09/11/18	JPMorgan Chase	ZAR	11,859	864,000	895,571	—	(31,571)
Expiring 09/11/18	JPMorgan Chase	ZAR	11,307	821,000	853,829	—	(32,829)
Expiring 09/11/18	JPMorgan Chase	ZAR	9,427	704,000	711,862	—	(7,862)
Expiring 09/11/18	JPMorgan Chase	ZAR	8,577	630,000	647,712	—	(17,712)
Expiring 09/11/18	Morgan Stanley	ZAR	48,640	3,619,100	3,673,055	—	(53,955)
Expiring 09/11/18	Morgan Stanley	ZAR	11,056	809,000	834,930	—	(25,930)
Expiring 09/11/18	Toronto Dominion	ZAR	10,247	741,000	773,829	—	(32,829)
Expiring 03/31/20	Barclays Capital Group	ZAR	25,650	1,706,000	1,808,349	—	(102,349)

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 08/08/18	Barclays Capital Group	KRW	1,673,891	$ 1,503,000	$ 1,496,618	$ 6,382	$ —
Expiring 08/08/18	BNP Paribas	KRW	1,371,936	1,240,000	1,226,641	13,359	—
Expiring 08/08/18	Citigroup Global Markets	KRW	1,701,435	1,543,000	1,521,245	21,755	—
Expiring 08/08/18	Citigroup Global Markets	KRW	1,689,939	1,561,000	1,510,966	50,034	—
Expiring 08/08/18	Citigroup Global Markets	KRW	1,582,277	1,413,000	1,414,706	—	(1,706)
Expiring 08/08/18	JPMorgan Chase	KRW	2,572,562	2,312,000	2,300,115	11,885	—
Expiring 08/08/18	Morgan Stanley	KRW	2,097,823	1,893,000	1,875,653	17,347	—
Expiring 08/08/18	Morgan Stanley	KRW	1,945,044	1,746,000	1,739,054	6,946	—
Expiring 08/08/18	Morgan Stanley	KRW	1,649,765	1,493,000	1,475,047	17,953	—
Expiring 10/19/18	Barclays Capital Group	KRW	5,457,991	4,827,902	4,889,362	—	(61,460)
Expiring 10/19/18	Barclays Capital Group	KRW	3,408,458	3,014,587	3,053,354	—	(38,767)
Expiring 12/24/19	Goldman Sachs & Co.	KRW	130,134	123,000	119,122	3,878	—
Swedish Krona,
Expiring 10/26/18	Bank of America	SEK	7,849	886,000	898,735	—	(12,735)
Expiring 10/26/18	Citigroup Global Markets	SEK	10,203	1,163,000	1,168,276	—	(5,276)
Expiring 10/26/18	JPMorgan Chase	SEK	10,254	1,180,000	1,174,198	5,802	—
Expiring 10/26/18	Morgan Stanley	SEK	31,590	3,587,799	3,617,344	—	(29,545)
Swiss Franc,
Expiring 10/26/18	BNP Paribas	CHF	29,532	29,967,778	30,059,860	—	(92,082)
Expiring 10/26/18	Citigroup Global Markets	CHF	1,163	1,178,000	1,183,454	—	(5,454)
Expiring 10/26/18	JPMorgan Chase	CHF	14,546	14,772,720	14,805,601	—	(32,881)
Expiring 10/26/18	JPMorgan Chase	CHF	1,320	1,345,000	1,343,776	1,224	—
Expiring 10/26/18	Morgan Stanley	CHF	1,302	1,325,000	1,325,667	—	(667)
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	157,911	4,837,138	4,747,448	89,690	—
Expiring 08/10/18	Citigroup Global Markets	THB	150,819	4,724,600	4,534,230	190,370	—
Expiring 08/10/18	Citigroup Global Markets	THB	79,432	2,417,000	2,388,061	28,939	—
Expiring 08/10/18	Citigroup Global Markets	THB	56,248	1,723,000	1,691,052	31,948	—

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 08/10/18	Citigroup Global Markets	THB	55,089	$ 1,716,000	$ 1,656,194	$ 59,806	$ —
Expiring 08/10/18	Citigroup Global Markets	THB	50,662	1,549,000	1,523,096	25,904	—
Expiring 08/10/18	Citigroup Global Markets	THB	33,630	1,012,000	1,011,049	951	—
Expiring 08/10/18	Citigroup Global Markets	THB	30,400	917,000	913,947	3,053	—
Turkish Lira,
Expiring 09/11/18	Barclays Capital Group	TRY	2,338	502,108	465,671	36,437	—
Expiring 09/11/18	Citigroup Global Markets	TRY	3,931	795,000	782,939	12,061	—
Expiring 09/11/18	Morgan Stanley	TRY	5,807	1,177,000	1,156,542	20,458	—
Expiring 09/11/18	Morgan Stanley	TRY	4,712	944,000	938,507	5,493	—
Expiring 09/11/18	Toronto Dominion	TRY	5,916	1,184,000	1,178,382	5,618	—
Expiring 10/31/18	JPMorgan Chase	TRY	3,212	637,000	626,325	10,675	—
Expiring 12/24/19	BNP Paribas	TRY	23,277	5,000,000	3,766,872	1,233,128	—
Expiring 12/24/19	JPMorgan Chase	TRY	31,803	5,614,016	5,146,794	467,222	—
Expiring 01/31/20	JPMorgan Chase	TRY	41,748	7,293,523	6,651,251	642,272	—
Expiring 04/30/20	Citigroup Global Markets	TRY	14,821	2,294,125	2,273,077	21,048	—
Expiring 04/30/20	Goldman Sachs & Co.	TRY	53,577	9,291,000	8,216,858	1,074,142	—
Expiring 04/30/20	JPMorgan Chase	TRY	10,122	1,566,000	1,552,406	13,594	—
Expiring 06/30/20	Morgan Stanley	TRY	72,659	11,029,000	10,850,368	178,632	—
				$892,467,227	$889,578,025	7,895,169	(5,005,967)
						$11,459,074	$(10,980,360)

Cross currency exchange contracts outstanding at July 31, 2018:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/26/18	Buy	EUR	8,434	JPY	1,105,379	$ —	$ (17,289)	Toronto Dominion
02/28/19	Buy	EUR	2,458	TRY	13,146	501,551	—	JPMorgan Chase
12/30/19	Buy	EUR	3,269	ZAR	56,766	—	(44,968)	Deutsche Bank AG
12/30/19	Buy	ZAR	33,780	EUR	2,038	—	(86,710)	Morgan Stanley
01/31/20	Buy	AUD	6,894	JPY	536,215	132,233	—	Deutsche Bank AG

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2018 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
01/31/20	Buy	TRY	59,401	EUR	8,169	$ —	$(563,610)	Goldman Sachs & Co.
01/31/20	Buy	EUR	3,871	TRY	23,609	990,181	—	Goldman Sachs & Co.
03/31/20	Buy	EUR	7,965	ZAR	134,569	344,044	—	Morgan Stanley
04/30/20	Buy	EUR	10,404	TRY	78,478	841,663	—	Goldman Sachs & Co.
11/30/20	Buy	JPY	1,016,141	AUD	12,805	182,946	—	Morgan Stanley
						$2,992,618	$(712,577)
Credit default swap agreements outstanding at July 31, 2018:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Banc of America Commercial Mortgage Trust	08/29/18	1.250%(M)	155	8.144%	$ 193	$—	$ 193	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	08/29/18	1.250%(M)	65	6.800%	81	—	81	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	08/29/18	1.250%(M)	45	6.780%	56	—	56	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	08/30/18	1.250%(M)	721	13.772%	900	—	900	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	08/30/18	1.250%(M)	432	1.701%	537	—	537	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	08/30/18	1.250%(M)	200	*	250	—	250	Goldman Sachs & Co.
Chase Mortgage	08/30/18	1.250%(M)	750	*	182	—	182	Goldman Sachs & Co.
Citibank Mortgage	08/30/18	1.250%(M)	360	5.019%	449	—	449	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	08/29/18	1.250%(M)	196	6.940%	245	—	245	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	08/29/18	1.250%(M)	153	4.670%	191	—	191	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	08/29/18	1.250%(M)	70	4.180%	87	—	87	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	08/29/18	1.250%(M)	50	*	62	—	62	Goldman Sachs & Co.

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	08/29/18	1.250%(M)	235	*	$ 293	$—	$ 293	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	223	4.550%	278	—	278	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	212	19.740%	265	—	265	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	187	4.550%	233	—	233	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	168	6.780%	210	—	210	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	124	2.439%	155	—	155	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	93	*	116	—	116	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	88	*	110	—	110	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	77	*	96	—	96	Goldman Sachs & Co.
Equity One Home Equity	08/30/18	1.250%(M)	577	*	719	—	719	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	08/29/18	1.250%(M)	365	*	456	—	456	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	08/29/18	1.250%(M)	185	*	231	—	231	Goldman Sachs & Co.
First Franklin Home Equity	08/30/18	1.250%(M)	248	*	60	—	60	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/29/18	1.250%(M)	511	5.409%	638	—	638	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/29/18	1.250%(M)	137	7.460%	171	—	171	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/29/18	1.250%(M)	121	4.691%	151	—	151	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/29/18	1.250%(M)	99	*	124	—	124	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/29/18	1.250%(M)	93	*	116	—	116	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	08/29/18	1.250%(M)	268	*	335	—	335	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	08/29/18	1.250%(M)	222	*	277	—	277	Goldman Sachs & Co.

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
JPMBB Commercial Mortgage Securities Trust	08/29/18	1.250%(M)	52	*	$ 65	$—	$ 65	Goldman Sachs & Co.
Lehman Home Equity	08/30/18	1.250%(M)	563	12.435%	703	—	703	Goldman Sachs & Co.
Long Beach Home Equity	08/30/18	1.250%(M)	530	30.934%	661	—	661	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/29/18	1.250%(M)	331	*	413	—	413	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/29/18	1.250%(M)	208	*	260	—	260	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/29/18	1.250%(M)	114	*	142	—	142	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/29/18	1.250%(M)	97	*	121	—	121	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/29/18	1.250%(M)	59	2.553%	74	—	74	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/29/18	1.250%(M)	49	10.400%	61	—	61	Goldman Sachs & Co.
Morgan Stanley Home Equity	08/30/18	1.250%(M)	285	1.498%	356	—	356	Goldman Sachs & Co.
Morgan Stanley Home Equity	08/30/18	1.250%(M)	281	*	350	—	350	Goldman Sachs & Co.
New Century Home Equity	08/30/18	1.250%(M)	563	14.745%	703	—	703	Goldman Sachs & Co.
New Century Home Equity	08/30/18	1.250%(M)	289	*	358	—	358	Goldman Sachs & Co.
Option One Home Equity	08/30/18	1.250%(M)	869	*	1,085	—	1,085	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	08/29/18	1.250%(M)	74	6.780%	92	—	92	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	08/29/18	1.250%(M)	46	*	58	—	58	Goldman Sachs & Co.
					$13,769	$—	$13,769

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%(Q)	750	0.259%	$ (56,543)	$ 16,329	$ 72,872
AT&T, Inc.	06/20/21	1.000%(Q)	6,540	0.444%	47,134	108,954	61,820
Eastman Chemical Co.	06/20/21	1.000%(Q)	4,860	0.243%	46,754	108,600	61,846
Ford Motor Co.	06/20/21	5.000%(Q)	8,000	0.576%	1,391,644	1,030,563	(361,081)
					$1,428,989	$1,264,446	$(164,543)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	06/20/28	1.000%(Q)	4,455	$453,294	$451,500	$ 1,794	Goldman Sachs & Co.
United Mexican States	06/20/23	1.000%(Q)	1,400	7,295	8,710	(1,415)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	1,385	7,216	21,836	(14,620)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	460	2,397	8,122	(5,725)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	460	2,397	7,457	(5,060)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	455	2,371	2,663	(292)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	240	1,531	1,493	38	Citigroup Global Markets
				$476,501	$501,781	$(25,280)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	06/20/22	1.000%(Q)	2,160	3.114%	$ (155,639)	$ (372,840)	$ 217,201	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	540	3.114%	(38,910)	(95,850)	56,940	Goldman Sachs & Co.
Hellenic Republic	12/20/22	1.000%(Q)	1,000	3.291%	(86,614)	(99,155)	12,541	Citigroup Global Markets
Hellenic Republic	06/20/24	1.000%(Q)	1,000	3.593%	(124,059)	(216,250)	92,191	Barclays Capital Group

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Spain	06/20/19	1.000%(Q)	10,000	0.259%	$ 77,249	$ 82,236	$ (4,987)	Goldman Sachs & Co.
Kingdom of Spain	06/20/23	1.000%(Q)	4,280	0.656%	71,368	46,541	24,827	Citigroup Global Markets
Kingdom of Spain	06/20/23	1.000%(Q)	8,570	0.656%	142,903	99,201	43,702	Goldman Sachs & Co.
Petroleos Mexicanos	12/20/18	1.000%(Q)	8,000	0.653%	20,180	4,231	15,949	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	9,450	2.283%	(518,021)	(1,224,841)	706,820	BNP Paribas
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,165	2.283%	(63,862)	(64,405)	543	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,155	2.283%	(63,314)	(76,648)	13,334	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	2.283%	(21,105)	(26,183)	5,078	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	2.283%	(21,105)	(25,708)	4,603	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	380	2.283%	(20,830)	(21,106)	276	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	195	2.283%	(10,917)	(10,774)	(143)	Citigroup Global Markets
Republic of Brazil	09/20/18	1.000%(Q)	10,000	0.599%	17,312	23,459	(6,147)	BNP Paribas
Republic of Indonesia	06/20/21	1.000%(Q)	2,100	0.659%	22,287	(83,336)	105,623	JPMorgan Chase
Republic of Indonesioa	09/20/20	1.000%(Q)	8,000	0.509%	91,299	(322,295)	413,594	Barclays Capital Group
Republic of Italy	06/20/21	1.000%(Q)	7,090	1.839%	(152,374)	(146,422)	(5,952)	Goldman Sachs & Co.
Republic of Italy	06/20/23	1.000%(Q)	7,070	2.141%	(336,639)	(334,487)	(2,152)	Goldman Sachs & Co.
Republic of Serbia	06/20/21	1.000%(Q)	5,000	0.682%	49,986	74,309	(24,323)	BNP Paribas
United Mexican States	12/20/20	1.000%(Q)	7,000	0.647%	65,419	(123,939)	189,358	Goldman Sachs & Co.
					$(1,055,386)	$(2,914,262)	$1,858,876

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date		Value at July 31, 2018		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.29.V1	12/20/27	1.000%(Q)	24,113	$ (12,350)		$ (14,604)		$ (2,254)
CDX.NA.IG.30.V1	06/20/28	1.000%(Q)	71,755	480,392		188,955		(291,437)
				$468,042		$174,351		$(293,691)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	10,000	1.215%	$111,383	$ 113,221	$ (1,838)	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	8,000	1.215%	89,107	(489,693)	578,800	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%(M)	7,000	1.215%	77,968	92,983	(15,015)	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	1.215%	22,277	(66,951)	89,227	JPMorgan Chase
					$300,735	$(350,440)	$651,174
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. The implied credit spread is not readily available.

Inflation swap agreements outstanding at July 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	9,020	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(123,548)	$(123,548)
EUR	15,305	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(200,561)	(200,561)
EUR	4,510	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	88,399	88,399
EUR	7,450	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	132,256	132,256
GBP	575	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	36,621	36,621
GBP	355	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(36,605)	(36,605)
	11,000	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(285,410)	(285,410)
					$—	$(388,848)	$(388,848)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	50,005	01/04/21	8.660%(T)	1 Day BROIS(2)(T)	$ —	$ 140,282	$140,282

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	82,781	01/04/21	8.670%(T)	1 Day BROIS(2)(T)	$ —	$ 240,019	$ 240,019
BRL	41,616	01/04/21	9.350%(T)	1 Day BROIS(1)(T)	—	(405,003)	(405,003)
BRL	40,640	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(444,609)	(444,609)
BRL	28,099	01/04/21	10.000%(T)	1 Day BROIS(2)(T)	—	437,143	437,143
BRL	17,139	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	275,115	275,115
BRL	27,101	01/04/21	10.250%(T)	1 Day BROIS(2)(T)	—	492,409	492,409
BRL	55,620	01/04/21	10.300%(T)	1 Day BROIS(2)(T)	—	1,038,951	1,038,951
BRL	14,961	01/02/23	9.260%(T)	1 Day BROIS(1)(T)	—	88,821	88,821
BRL	25,174	01/02/23	9.280%(T)	1 Day BROIS(1)(T)	—	148,034	148,034
BRL	12,919	01/02/23	9.735%(T)	1 Day BROIS(2)(T)	—	3,029	3,029
BRL	33,237	01/02/25	9.400%(T)	1 Day BROIS(2)(T)	—	(695,317)	(695,317)
BRL	17,002	01/02/25	9.570%(T)	1 Day BROIS(2)(T)	—	(315,050)	(315,050)
BRL	33,671	01/02/25	9.685%(T)	1 Day BROIS(2)(T)	—	(558,236)	(558,236)
BRL	33,633	01/02/25	9.775%(T)	1 Day BROIS(2)(T)	—	(508,433)	(508,433)
BRL	17,286	01/02/25	9.920%(T)	1 Day BROIS(2)(T)	—	(141,709)	(141,709)
BRL	16,970	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	(93,137)	(93,137)
EUR	5,735	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(8,233)	(8,002)	231
EUR	79,640	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(190,612)	(247,671)	(57,059)
EUR	20,545	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	43,876	(36,859)	(80,735)
EUR	53,410	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(1,175,307)	(1,178,998)	(3,691)
EUR	190	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	479	(1,513)	(1,992)

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	2,740	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	$ (3,999)	$ (18,744)	$ (14,745)
EUR	38,250	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	1,234,860	631,779	(603,081)
EUR	1,290	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(308)	(17,880)	(17,572)
EUR	2,860	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	105,811	84,815	(20,996)
EUR	6,595	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	395,138	281,184	(113,954)
EUR	2,250	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	77,824	70,148	(7,676)
EUR	18,530	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	120,529	120,529
EUR	18,530	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(112,690)	(112,690)
EUR	2,955	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	109,595	96,474	(13,121)
EUR	475	05/11/43	1.350%(A)	6 Month EURIBOR(1)(S)	4,934	16,846	11,912
EUR	2,975	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	7,706	7,706
EUR	2,975	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(8,789)	(8,789)
EUR	11,050	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	(56,171)	(56,171)
EUR	11,050	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	50,721	50,721
GBP	3,280	05/08/21	0.716%(S)	6 Month GBP LIBOR(1)(S)	39,091	57,605	18,514
GBP	11,905	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	2,806	(45,126)	(47,932)
GBP	6,665	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	—	(16,383)	(16,383)
	42,075	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	131,812	131,812
	58,600	11/09/18	1.160%(S)	3 Month LIBOR(1)(Q)	(22,226)	367,799	390,025
	116,540	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	412	713,786	713,374
	175,200	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(9,360)	1,368,936	1,378,296

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
76,310	11/22/18	1.297%(S)	3 Month LIBOR(1)(Q)	$ 325	$ 425,290	$ 424,965
250,430	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	300,433	300,433
762,460	05/11/19	1.613%(S)	3 Month LIBOR(1)(Q)	732,490	7,200,756	6,468,266
44,680	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(10,717)	345,500	356,217
99,170	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(67,560)	751,265	818,825
61,890	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	805,881	805,881
195,680	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	55,515	1,391,654	1,336,139
442,890	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	1,459,074	3,617,058	2,157,984
92,015	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	24,841	577,144	552,303
70,240	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	1,006	331,211	330,205
135,665	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(8,388)	498,585	506,973
238,735	02/05/20	2.350%(S)	3 Month LIBOR(1)(Q)	50,769	255,944	205,175
123,850	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	29,661	363,185	333,524
18,880	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	(25,566)	31,848	57,414
87,960	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	163,852	163,852
1,260,375	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	21,821,981	25,635,098	3,813,117
7,450	05/11/21	1.600%(S)	3 Month LIBOR(1)(Q)	106,003	280,161	174,158
263,500	05/15/21	2.202%(S)	3 Month LIBOR(1)(Q)	(3,255,762)	5,344,363	8,600,125
72,470	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	432	(2,208,773)	(2,209,205)
79,680	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	476	(2,199,983)	(2,200,459)
363,990	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	435,959	(10,000,073)	(10,436,032)

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
191,000	05/31/21	1.980%(S)	3 Month LIBOR(2)(Q)	$ 931	$ (5,097,927)	$ (5,098,858)
2,570	07/31/21	2.290%(S)	3 Month LIBOR(1)(Q)	(42,741)	48,717	91,458
91,955	08/31/21	2.015%(S)	3 Month LIBOR(2)(Q)	755,220	(2,132,253)	(2,887,473)
5,870	11/22/21	1.792%(S)	3 Month LIBOR(2)(Q)	38	(223,421)	(223,459)
133,150	05/11/22	1.982%(S)	3 Month LIBOR(2)(Q)	(1,449,345)	(4,801,717)	(3,352,372)
16,120	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	143,187	143,187
11,430	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	2,236	26,570	24,334
10,635	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	23,873	23,873
10,550	09/28/22	2.177%(S)	3 Month LIBOR(1)(Q)	—	166,674	166,674
66,090	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	65,295	65,295
24,000	04/03/23	2.015%(S)	3 Month LIBOR(1)(Q)	387,010	891,767	504,757
311,518	05/11/23	2.000%(S)	3 Month LIBOR(2)(Q)	(12,111,528)	(13,831,738)	(1,720,210)
16,300	06/20/23	2.604%(S)	3 Month LIBOR(1)(Q)	(423,981)	271,232	695,213
101,900	09/24/23	2.903%(S)	3 Month LIBOR(1)(Q)	(4,887,264)	(429,154)	4,458,110
124,000	11/15/23	2.230%(S)	3 Month LIBOR(1)(Q)	827	4,611,290	4,610,463
22,745	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	56,894	905,247	848,353
25,504	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(46,430)	963,921	1,010,351
47,110	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(362,554)	1,738,356	2,100,910
45,915	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(51,777)	1,645,812	1,697,589
172,911	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(1,876,191)	7,882,619	9,758,810
28,490	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	1,150,684	1,150,684

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
291,235	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	$ 1,162,401	$ 11,733,462	$ 10,571,061
89,045	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	307,192	3,557,627	3,250,435
98,000	08/15/24	2.559%(S)	3 Month LIBOR(1)(Q)	(1,570,311)	1,656,169	3,226,480
20,260	09/01/24	1.972%(S)	3 Month LIBOR(2)(Q)	—	(1,061,315)	(1,061,315)
56,550	09/09/24	2.558%(S)	3 Month LIBOR(1)(Q)	(904,581)	974,302	1,878,883
99,875	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	263,894	3,778,438	3,514,544
4,300	02/23/25	2.232%(S)	3 Month LIBOR(1)(Q)	181	173,137	172,956
44,450	02/25/25	2.208%(S)	3 Month LIBOR(1)(Q)	453	1,857,491	1,857,038
18,415	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	15,095	198,839	183,744
16,810	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(41,858)	(41,858)
3,370	05/11/25	1.900%(S)	3 Month LIBOR(1)(Q)	191,039	230,889	39,850
330,667	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(228,936)	159,341	388,277
9,975	04/28/26	1.809%(S)	3 Month LIBOR(1)(Q)	136	782,349	782,213
52,572	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	667,355	3,304,910	2,637,555
53,535	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	38,163	3,037,612	2,999,449
12,575	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	646,228	646,228
23,100	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(15,258)	993,954	1,009,212
11,080	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	611,379	611,379
6,735	05/11/27	2.305%(S)	3 Month LIBOR(2)(Q)	(37,107)	(373,664)	(336,557)
9,360	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	611,496	611,496
6,290	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	354,505	354,505

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
18,555	05/11/28	2.000%(S)	3 Month LIBOR(1)(Q)	$ 1,326,502	$ 1,651,079	$ 324,577
21,875	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(1,568,383)	(1,568,383)
7,770	10/16/33	2.890%(S)	3 Month LIBOR(2)(Q)	—	(136,358)	(136,358)
42,995	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(284,412)	(4,136,139)	(3,851,727)
17,310	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	1,424,304	1,424,304
7,975	05/11/37	2.537%(S)	3 Month LIBOR(1)(Q)	(168,401)	620,764	789,165
17,245	03/16/38	2.987%(S)	3 Month LIBOR(2)(Q)	—	(73,308)	(73,308)
31,330	05/11/38	2.200%(S)	3 Month LIBOR(1)(Q)	2,911,630	4,177,292	1,265,662
8,500	02/15/40	3.192%(S)	3 Month LIBOR(1)(Q)	(567,614)	(254,841)	312,773
14,000	02/15/41	2.647%(S)	3 Month LIBOR(1)(Q)	402	886,224	885,822
5,520	11/15/41	1.869%(S)	3 Month LIBOR(1)(Q)	33,885	1,141,738	1,107,853
31,400	05/11/42	2.562%(S)	3 Month LIBOR(2)(Q)	204,062	(2,730,018)	(2,934,080)
7,280	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(639,635)	(639,635)
1,300	12/12/42	2.590%(S)	3 Month LIBOR(1)(Q)	65,803	108,150	42,347
1,890	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	136,292	136,292
13,400	08/21/44	3.190%(S)	3 Month LIBOR(1)(Q)	(926,224)	(468,405)	457,819
3,755	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	218	928,856	928,638
1,365	05/11/47	2.570%(S)	3 Month LIBOR(1)(Q)	99,638	129,070	29,432
2,685	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	257,723	257,723
12,945	03/16/48	2.970%(S)	3 Month LIBOR(1)(Q)	—	83,103	83,103
2,410	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	228,796	228,796

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	2,225	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	$ —	$ 187,489	$ 187,489
	14,500	05/11/48	2.300%(S)	3 Month LIBOR(2)(Q)	(2,216,674)	(2,202,637)	14,037
ZAR	371,600	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(16,955)	190,055	207,010
					$ 2,258,241	$ 63,009,558	$ 60,751,317
Cash of $64,838,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at July 31, 2018.
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2018:
Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC Total Return Swap Agreements:
Barclays Capital Group	8/01/18	34,935	Receive payment based on Bloomberg Barclays US Corporate Total Return Value Unhedged Index upon termination and pay variable payments based on 1 Month LIBOR plus 10bps monthly^	$249,443	$ —	$249,443
Credit Suisse First Boston Corp.	1/12/41	8,085	Receive monthly fixed payments based on the IOS.FN30.450.10 index and pay monthly variable payments based on the 1 Month LIBOR	27,225	(24,690)	51,915
				$276,668	$(24,690)	$301,358

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$ —	$ 5,312,524	$ —
Collateralized Loan Obligations	—	648,022,149	—
Consumer Loans	—	53,008,144	—
Home Equity Loans	—	103,977,008	—
Residential Mortgage-Backed Securities	—	96,947,345	21,650,774
Student Loan	—	10,583,074	—

Bank Loans	—	54,263,814	—
Commercial Mortgage-Backed Securities	—	155,125,323	—
Convertible Bond	—	6,219,091	—
Corporate Bonds	—	711,266,141	903,141
Municipal Bonds	—	13,734,017	—
Residential Mortgage-Backed Securities	—	85,480,639	—
Sovereign Bonds	—	182,064,621	—
U.S. Treasury Obligations	—	104,533,003	—
Common Stock	—	1,930,237	—
Affiliated Mutual Funds	194,199,154	—	—
Options Purchased	—	38,512,273	—
Options Written	—	(38,446,193)	(81,373)
Other Financial Instruments*
Unfunded Loan Commitment	—	(79,193)	—
Futures Contracts	1,197,316	—	—
OTC Forward Foreign Currency Exchange Contracts	—	478,714	—
OTC Cross Currency Exchange Contracts	—	2,280,041	—
Centrally Cleared Credit Default Swap Agreements	—	(458,234)	—
OTC Credit Default Swap Agreements	—	(278,150)	13,769
Centrally Cleared Inflation Swap Agreements	—	(388,848)	—
Centrally Cleared Interest Rate Swap Agreements	—	60,751,317	—
OTC Total Return Swap Agreements	—	27,225	249,443
Total	$195,396,470	$2,294,866,082	$22,735,754

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, centrally cleared swap contracts and unfunded loan commitement, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:
	Asset- Backed Securities- Collateralized Loan Obligations	Asset- Backed Securities- Residential Mortgage- Backed Securities	Commercial Mortgage- Backed Securities	Corporate Bonds
Balance as of 10/31/17	$ 12,800,000	$ 2,900,000	$ 1,312,964	$ 743,919
Realized gain (loss)	—	1,002	—	(2,807)
Change in unrealized appreciation (depreciation)	—	—	—	(42,599)
Purchases/Exchanges/Issuances	—	21,983,850	—	—
Sales/Paydowns	(12,800,000)	(334,078)	—	(21,461)
Accrued discount/premium	—	—	—	—
Transfer into Level 3	—	—	—	970,008
Transfer out of Level 3	—	(2,900,000)	(1,312,964)	(743,919)
Balance as of 07/31/18	$ —	$21,650,774	$ —	$ 903,141
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ —	$ —	$ —	$ (42,599)

	Residential Mortgage- Backed Securities	Options Written	Credit Default Swap Agreements	Total Return Swap Agreements
Balance as of 10/31/17	$ 9,337,675	$ —	$ 32,417	$ —
Realized gain (loss)	—	—	34,255	—
Change in unrealized appreciation (depreciation)	—	(32,772)	(18,648)	249,443
Purchases/Exchanges/Issuances	—	(48,601)	—	—
Sales/Paydowns	—	—	(34,255)	—
Accrued discount/premium	—	—	—	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	(9,337,675)	—	—	—
Balance as of 07/31/18	$ —	$(81,373)	$ 13,769	$249,443
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ —	$(32,772)	$(13,769)	$249,443
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swaps contracts, which are recorded at the unrealized appreciation (depreciation) of the instrument, and OTC swap contracts which are recorded at fair value.

PGIM Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:
Level 3 Securities	Fair Value as of July 31, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities - Residential Mortgage-Backed Securities	$ 21,650,774	Market Approach	Single Broker Indicative Quote
Corporate Bonds	903,141	Market Approach	Single Broker Indicative Quote
Options Written	(81,373)	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	13,769	Market Approach	Single Broker Indicative Quote
Total Return Swap Agreements	249,443	Stale Pricing	Unadjusted Last Trade Price
	$ 22,735,754
It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:
Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities - Residential Mortgage-Backed Securities	$ 2,900,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Commercial Mortgage-Backed Securities	$ 1,312,964	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Corporate Bonds	$ 743,919	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Corporate Bonds	$ 970,008	L2 to L3	Evaluated Bid to Single Broker Indicative Quote
Residential Mortgage-Backed Securities	$ 9,337,675	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value

Long-Term Investments 90.4%
Asset-Backed Securities 9.9%
Automobiles 0.4%
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class C, 144A	3.910%	08/16/21		100	$ 100,582
Collateralized Loan Obligations 9.5%
Babson Euro CLO BV (Netherlands), Series 2015-1A, Class A2R, 144A	1.100	10/25/29	EUR	250	291,852
Carlyle Global Markets Strategies Euro CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.250	08/15/27	EUR	750	876,967
Jubilee CLO BV (Netherlands), Series 2017-19A, Class A1, 144A	0.800	07/15/30	EUR	250	291,410
North Westerly CLO BV (Netherlands), Series IV-A, Class A2R, 144A	1.250	01/15/26	EUR	249	291,043
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.588(c)	07/20/30		250	250,369
St Paul’s CLO DAC (Netherlands), Series 2017-7A, Class B2R, 144A	2.400	04/30/30	EUR	500	585,586
					2,587,227
Total Asset-Backed Securities (cost $2,613,253)					2,687,809
Corporate Bonds 24.9%
Australia 0.5%
Transurban Finance Co. Pty Ltd., Sr. Sec’d. Notes, EMTN	2.000	08/28/25	EUR	100	122,154
China 1.3%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750	06/14/22	EUR	100	116,937
State Grid Europe Development PLC, Gtd. Notes, Series A	1.500	01/26/22	EUR	200	240,019
					356,956
Germany 2.8%
Allianz SE, Sub. Notes	5.625	10/17/42	EUR	200	276,425

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)
Commerzbank AG, Sub. Notes, EMTN	7.750%	03/16/21	EUR	100	$ 136,445
IHO Verwaltungs GmbH, Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%	3.750	09/15/26	EUR	100	119,265
Nidda Healthcare Holding GmbH, Sr. Sec’d. Notes, 144A	3.500	09/30/24	EUR	100	114,176
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes	4.000	01/15/25	EUR	100	122,507
					768,818
Ireland 0.4%
Smurfit Kappa Acquisitions, Gtd. Notes	2.750	02/01/25	EUR	100	121,027
Italy 0.9%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500	10/27/47	EUR	100	127,017
Telecom Italia SpA, Sr. Unsec’d. Notes, EMTN	3.250	01/16/23	EUR	100	123,760
					250,777
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.638	06/20/22	CHF	50	52,848
Mexico 1.8%
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	300	349,049
Gtd. Notes	5.500	02/24/25	EUR	100	131,259
					480,308
Netherlands 1.5%
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, EMTN	5.200	03/31/25	CAD	200	172,719

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Netherlands (cont’d.)
UPCB Finance IV Ltd., Sr. Sec’d. Notes	4.000%	01/15/27	EUR	100	$ 119,631
Ziggo BV, Sr. Sec’d. Notes	3.750	01/15/25	EUR	100	116,350
					408,700
Russia 0.5%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN	3.389	03/20/20	EUR	100	122,292
Spain 0.9%
Merlin Properties Socimi SA, Sr. Unsec’d. Notes, EMTN	2.375	05/23/22	EUR	100	123,297
NH Hotel Group SA, Sr. Sec’d. Notes	3.750	10/01/23	EUR	100	122,434
					245,731
Supranational Bank 0.5%
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	408,000	27,077
European Investment Bank, Sr. Unsec’d. Notes, EMTN	0.500	10/26/23	AUD	160	104,310
					131,387
United Kingdom 4.8%
Arrow Global Finance PLC, Sr. Sec’d. Notes	5.125	09/15/24	GBP	100	120,837
B&M European Value Retail SA, Sr. Sec’d. Notes, 144A, MTN	4.125	02/01/22	GBP	100	133,035
Barclays PLC, Sub. Notes, EMTN	2.000	02/07/28	EUR	100	111,900
CPUK Finance Ltd., Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	130,821
EI Group PLC, First Mortgage	6.375	02/15/22	GBP	100	136,143
FCE Bank PLC, Sr. Unsec’d. Notes, EMTN	1.615	05/11/23	EUR	150	178,108
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, EMTN	2.000	03/08/23	EUR	100	120,619

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
Tesco PLC, Sr. Unsec’d. Notes, EMTN	5.000%	03/24/23	GBP	80	$ 115,819
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.500	01/15/25	GBP	90	120,462
William Hill PLC, Gtd. Notes	4.875	09/07/23	GBP	100	137,449
					1,305,193
United States 8.8%
Adient Global Holdings Ltd., Gtd. Notes	3.500	08/15/24	EUR	100	111,240
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	116,837
Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	100	132,101
Becton, Dickinson and Co., Sr. Unsec’d. Notes	0.368	06/06/19	EUR	100	117,266
Belden, Inc., Gtd. Notes	4.125	10/15/26	EUR	100	122,299
Catalent Pharma Solutions, Inc., Gtd. Notes	4.750	12/15/24	EUR	100	122,863
Chubb INA Holdings, Inc., Gtd. Notes	1.550	03/15/28	EUR	100	116,471
Discovery Communications LLC, Gtd. Notes	2.500	09/20/24	GBP	100	128,312
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.100	07/15/24	EUR	100	115,769
Hanesbrands Finance Luxembourg SCA, Gtd. Notes	3.500	06/15/24	EUR	100	124,229
International Game Technology PLC, Sr. Sec’d. Notes	4.750	02/15/23	EUR	100	126,729
IQVIA, Inc., Gtd. Notes	3.500	10/15/24	EUR	100	119,636
Kraft Heinz Foods Co., Gtd. Notes	2.250	05/25/28	EUR	100	118,456
LKQ Italia Bondco SpA, Gtd. Notes	3.875	04/01/24	EUR	100	122,980
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	1.000	12/02/22	EUR	100	118,527
PerkinElmer, Inc., Sr. Unsec’d. Notes	0.600	04/09/21	EUR	100	117,539

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Spectrum Brands, Inc., Gtd. Notes	4.000%	10/01/26	EUR	100	$ 115,961
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.400	01/23/26	EUR	100	117,330
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	1.414	12/13/22	EUR	100	119,699
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	100	121,765
					2,406,009
Total Corporate Bonds (cost $6,390,306)					6,772,200
Residential Mortgage-Backed Securities 4.8%
Alba PLC (United Kingdom), Series 2007-1, Class B, 3 Month GBP LIBOR + 0.240%	0.871(c)	03/17/39	GBP	82	100,705
Bellemeade Re Ltd. (Bermuda), Series 2018-1A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.664(c)	04/25/28		167	167,530
CIM Trust, Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	4.092(c)	01/25/57		75	76,314
LSTAR Securities Investment Trust, Series 2018-2, Class A1, 144A, 1 Month LIBOR + 1.500%	3.592(c)	04/01/23		161	161,198
Newgate Funding PLC (United Kingdom),
Series 2006-2, Class M, 3 Month GBP LIBOR + 0.220%,	0.900(c)	12/01/50	GBP	151	187,126
Series 2007-2X, Class A3, 3 Month GBP LIBOR + 0.160%,	0.791(c)	12/15/50	GBP	100	120,243
Paragon Mortgages PLC (United Kingdom),
Series 10X, Class B1A, 3 Month GBP LIBOR + 0.540%,	1.171(c)	06/15/41	GBP	105	133,466
Series 12X, Class B1A, 3 Month GBP LIBOR + 0.480%,	1.120(c)	11/15/38	GBP	100	125,522
Series 12X, Class B1B, 3 Month EURIBOR + 0.480%,	0.153(c)	11/15/38	EUR	100	111,915

Ripon Mortgages PLC (United Kingdom), Series 1A, Class B1, 144A, 3 Month GBP LIBOR + 1.200%	1.823(c)	08/20/56	GBP	100	130,549
Total Residential Mortgage-Backed Securities (cost $1,268,659)					1,314,568

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds 50.7%
Argentina 1.4%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	5.250%	01/15/28	EUR	100	$ 102,242
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	69	79,990
Unsec’d. Notes	5.000	01/15/27	EUR	100	102,610

Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375	01/20/23	EUR	100	109,342
					394,184
Belgium 3.0%
Kingdom of Belgium Government Bond, Unsec’d. Notes	4.000	03/28/22	EUR	600	812,131
Brazil 1.4%
Brazil Letras do Tesouro Nacional, Bills	10.424(s)	01/03/22	BRL	50	9,687
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875	04/01/21	EUR	300	365,243
					374,930
Bulgaria 1.3%
Bulgaria Government International Bond, Sr. Unsec’d. Notes	2.950	09/03/24	EUR	260	348,418
Canada 0.7%
Province of British Columbia, Unsec’d. Notes	7.875	11/30/23	CAD	200	191,639
Colombia 1.0%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	200	266,395
Cyprus 2.3%
Cyprus Government International Bond, Sr. Unsec’d. Notes, EMTN	3.750	07/26/23	EUR	500	640,929
France 2.1%
French Republic Government Bond OAT, Bonds	2.750	10/25/27	EUR	400	560,005

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Greece 4.2%
Hellenic Republic Government Bond,
Bonds	3.000%(cc)	02/24/23	EUR	50	$ 58,615
Bonds	3.000(cc)	02/24/24	EUR	75	87,156
Bonds	3.000(cc)	02/24/25	EUR	85	98,370
Bonds	3.000(cc)	02/24/26	EUR	95	109,455
Bonds	3.000(cc)	02/24/27	EUR	195	220,079
Bonds	3.000(cc)	02/24/28	EUR	60	67,800
Bonds	3.000(cc)	02/24/29	EUR	50	55,923
Bonds	3.000(cc)	02/24/31	EUR	140	150,969
Bonds	8.878(cc)	10/15/42	EUR	6,000	25,721
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	160	185,811

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	60	71,745
					1,131,644
Indonesia 1.6%
Indonesia Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.150	07/18/24	EUR	140	166,756
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	262,518
					429,274
Ireland 0.7%
Ireland Government Bond, Bonds	2.400	05/15/30	EUR	150	200,266
Israel 0.4%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	119,273
Italy 8.1%
Italy Buoni Poliennali del Tesoro,
Bonds	2.050	08/01/27	EUR	140	155,573
Bonds	3.750	09/01/24	EUR	640	812,277
Sr. Unsec’d. Notes, 144A	4.750	09/01/28	EUR	455	621,229
Unsec’d. Notes	4.500	03/01/26	EUR	455	607,663
					2,196,742
Lithuania 0.8%
Lithuania Government International Bond, Sr. Unsec’d. Notes	6.125	03/09/21		200	214,200

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Mexico 0.8%
Mexico Government International Bond, Sr. Unsec’d. Notes, GMTN	1.625%	03/06/24	EUR	185	$ 218,200
Peru 1.0%
Peruvian Government International Bond, Sr. Unsec’d. Notes	3.750	03/01/30	EUR	200	280,292
Portugal 3.6%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	560	779,725
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	130	188,253
					967,978
Romania 0.9%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	100	112,783
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	100	121,174
					233,957
Senegal 0.4%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	114,168
South Korea 1.3%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, EMTN	2.000	04/30/20	EUR	100	120,748
Sr. Unsec’d. Notes, EMTN^	4.460	09/26/19	NZD	200	138,386
Sr. Unsec’d. Notes, MTN	3.500	07/28/21	NZD	150	102,562
					361,696
Spain 7.7%
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, EMTN	5.000	03/31/20	CAD	160	127,342
Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	114,331
Spain Government Bond,
Bonds, 144A	5.150	10/31/28	EUR	120	190,346
Sr. Unsec’d. Notes, 144A	1.400	04/30/28	EUR	70	82,312

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Spain Government Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	1.450%	10/31/27	EUR	265	$ 314,615
Sr. Unsec’d. Notes, 144A	4.650	07/30/25	EUR	870	1,281,669
					2,110,615
Turkey 0.7%
Turkey Government Bond, Bonds	9.000	07/24/24	TRY	90	12,407
Turkey Government International Bond, Sr. Unsec’d. Notes	4.125	04/11/23	EUR	155	183,728
					196,135
United Kingdom 5.3%
United Kingdom Gilt, Bonds(k)	4.250	03/07/36	GBP	800	1,455,809
Total Sovereign Bonds (cost $13,105,192)					13,818,880
U.S. Government Agency Obligation 0.1%
Indonesia Government USAID Bond Gov’t. Gtd. Notes (cost $16,506)	8.900	06/01/21		15	16,640

Total Long-Term Investments (cost $23,393,916)					24,610,097

Short-Term Investments 7.8%

	Shares
Affiliated Mutual Fund 7.5%
PGIM Core Ultra Short Bond Fund (cost $2,049,800)(w)	2,049,800	2,049,800
Options Purchased*~ 0.3%
(cost $49,470)		83,386

Total Short-Term Investments (cost $2,099,270)		2,133,186

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Value

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.2% (cost $25,493,186)	26,743,283
Options Written*~ (0.3)%
(premiums received $53,962)	(82,498)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.9% (cost $25,439,224)	26,660,785
Other assets in excess of liabilities 2.1%	574,388

Net Assets 100.0%	$27,235,173

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amounts is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $136,692 and 0.5% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Options Purchased:

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%		—		355	$ 8
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%		—		345	8
Currency Option EUR vs TRY	Call	Citigroup Global Markets	04/26/19	6.00		—	EUR	500	68,570
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	09/26/18	22.00		—	EUR	400	10
Currency Option USD vs BRL	Call	JPMorgan Chase	09/26/18	4.75		—		750	172
Currency Option USD vs BRL	Call	JPMorgan Chase	04/26/19	5.00		—		500	3,624
Total OTC Traded (cost $43,383)									$72,392

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 6/20/23	Call	Citigroup Global Markets	09/19/18	$107.50	5.00%(Q)	CDX.NA.HY. 30.V1(Q)	410	$ 444
CDX.NA.HY.30.V1, 6/20/23	Call	Goldman Sachs & Co.	12/19/18	$107.00	5.00%(Q)	CDX.NA.HY. 30.V1(Q)	205	606

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.X0.29.V1, 6/20/23	Call	JPMorgan Chase	09/19/18	250.00	5.00%(Q)	iTraxx.XO.29.V1(Q)	EUR	450	$ 162
iTraxx.XO.29.V1, 6/20/23	Call	BNP Paribas	12/19/18	275.00	5.00%(Q)	iTraxx.XO. 29.V1(Q)	EUR	450	2,463
10 Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27	1.25%	6 Month JPY LIBOR(S)	1.25%(S)	JPY	15,000	4,269
5 Year Interest Rate Swap, 10/24/23	Put	Citigroup Global Markets	10/24/18	1.40%	6 Month GBP LIBOR(S)	1.40%(S)	GBP	435	2,835
5 Year Interest Rate Swap, 10/24/23	Put	Citigroup Global Markets	10/24/18	1.80%	6 Month GBP LIBOR(S)	1.80%(S)	GBP	435	215
Total OTC Swaptions (cost $6,087)									$10,994
Total Options Purchased (cost $49,470)									$83,386

Options Written:

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Call	BNP Paribas	04/26/19	6.00	—	EUR	500	$(68,570)
Currency Option EUR vs ZAR	Call	BNP Paribas	09/26/18	22.00	—	EUR	400	(10)
Currency Option USD vs BRL	Call	Morgan Stanley	09/26/18	4.75	—		750	(172)
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	04/26/19	5.00	—		500	(3,624)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	04/08/19	$66.00	—		80	(710)
Total OTC Traded (premiums received $47,142)								$(73,086)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10 Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27	1.25%	1.25%(S)	6 Month JPY LIBOR(S)	JPY	15,000	$ (4,269)
5 Year Interest Rate Swap, 10/24/23	Put	Citigroup Global Markets	10/24/18	1.60%	1.60%(S)	6 Month GBP LIBOR(S)	GBP	870	(1,759)
CDX.NA.HY.30.V1, 6/20/23	Put	Citigroup Global Markets	09/19/18	$100.50	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		205	(153)

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.30.V1, 6/20/23	Put	Goldman Sachs & Co.	12/19/18	$100.50	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		205	$ (836)
iTraxx.XO.29.V1, 6/20/23	Put	BNP Paribas	12/19/18	400.00	5.00%(Q)	iTraxx.XO. 29.V1(Q)	EUR	450	(2,395)
Total OTC Swaptions (premiums received $6,820)									$ (9,412)
Total Options Written (premiums received $53,962)									$(82,498)

Futures contracts outstanding at July 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	90 Day Euro Dollar	Dec. 2020	$ 969,300	$ (1,225)
15	90 Day Sterling	Sep. 2018	2,439,730	2,584
68	5 Year U.S. Treasury Notes	Sep. 2018	7,692,500	8,380
1	10 Year Mini Japanese Government Bonds	Sep. 2018	134,642	116
3	10 Year U.K. Gilt	Sep. 2018	483,068	4,331
51	10 Year U.S. Treasury Notes	Sep. 2018	6,090,516	14,563
3	30 Year Euro Buxl	Sep. 2018	616,011	1,754
10	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	1,569,062	22,956
				53,459
Short Positions:
4	90 Day Euro Dollar	Dec. 2021	969,500	750
15	90 Day Sterling	Sep. 2019	2,432,716	(5,414)
9	2 Year U.S. Treasury Notes	Sep. 2018	1,902,375	1,359
15	5 Year Euro-Bobl	Sep. 2018	2,308,461	5,098
22	10 Year Euro-Bund	Sep. 2018	4,156,739	(2,760)
2	20 Year U.S. Treasury Bonds	Sep. 2018	285,937	(1,164)
60	Euro Schatz. DUA Index	Sep. 2018	7,851,330	6,812
				4,681
				$58,140
Cash and foreign currency of $340,016 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at July 31, 2018.

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/18	Morgan Stanley	AUD	107	$ 79,000	$ 79,442	$ 442	$ —
Brazilian Real,
Expiring 08/02/18	Citigroup Global Markets	BRL	422	110,004	112,484	2,480	—
Expiring 08/02/18	Citigroup Global Markets	BRL	176	45,441	46,831	1,390	—
Expiring 08/02/18	Citigroup Global Markets	BRL	21	5,500	5,542	42	—
Expiring 08/02/18	Goldman Sachs & Co.	BRL	719	192,668	191,603	—	(1,065)
Expiring 08/02/18	Morgan Stanley	BRL	416	109,727	110,713	986	—
Expiring 09/28/18	Barclays Capital Group	BRL	220	66,413	58,191	—	(8,222)
Expiring 09/28/18	JPMorgan Chase	BRL	99	30,000	26,316	—	(3,684)
Expiring 10/02/18	Citigroup Global Markets	BRL	282	74,541	74,547	6	—
Expiring 02/25/19	Citigroup Global Markets	BRL	429	126,998	111,948	—	(15,050)
Expiring 04/30/19	JPMorgan Chase	BRL	98	28,207	25,407	—	(2,800)
Expiring 04/30/19	JPMorgan Chase	BRL	95	28,000	24,691	—	(3,309)
Canadian Dollar,
Expiring 10/16/18	JPMorgan Chase	CAD	122	93,000	94,126	1,126	—
Expiring 10/16/18	JPMorgan Chase	CAD	107	82,000	82,471	471	—
Chilean Peso,
Expiring 09/27/18	BNP Paribas	CLP	48,503	74,372	76,105	1,733	—
Expiring 09/27/18	BNP Paribas	CLP	14,432	21,900	22,645	745	—
Expiring 09/27/18	Citigroup Global Markets	CLP	66,322	102,425	104,064	1,639	—
Expiring 09/27/18	Citigroup Global Markets	CLP	24,570	37,537	38,552	1,015	—
Expiring 09/27/18	Citigroup Global Markets	CLP	20,849	32,149	32,714	565	—
Colombian Peso,
Expiring 09/12/18	Barclays Capital Group	COP	324,540	113,300	112,066	—	(1,234)
Expiring 09/12/18	BNP Paribas	COP	683,459	240,147	236,003	—	(4,144)
Czech Koruna,
Expiring 10/26/18	Bank of America	CZK	490	22,213	22,456	243	—
Danish Krone,
Expiring 10/26/18	Toronto Dominion	DKK	3	399	402	3	—
Egyptian Pound,
Expiring 09/27/18	Citigroup Global Markets	EGP	930	50,642	51,057	415	—
Expiring 10/11/18	Citigroup Global Markets	EGP	1,270	68,150	69,370	1,220	—

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 10/26/18	Barclays Capital Group	EUR	35	$ 41,218	$ 41,202	$ —	$ (16)
Expiring 10/26/18	Morgan Stanley	EUR	220	259,261	258,986	—	(275)
Expiring 10/26/18	Toronto Dominion	EUR	119	140,000	139,827	—	(173)
Expiring 10/26/18	Toronto Dominion	EUR	35	41,162	41,202	40	—
Expiring 02/25/19	Citigroup Global Markets	EUR	25	29,615	29,748	133	—
Expiring 04/30/19	Citigroup Global Markets	EUR	23	29,590	27,523	—	(2,067)
Indian Rupee,
Expiring 10/15/18	Citigroup Global Markets	INR	20,312	291,670	293,429	1,759	—
Expiring 10/15/18	Deutsche Bank AG	INR	13,676	197,379	197,569	190	—
Expiring 10/15/18	JPMorgan Chase	INR	27,767	400,537	401,125	588	—
Indonesian Rupiah,
Expiring 09/24/18	Barclays Capital Group	IDR	1,625,279	113,000	111,961	—	(1,039)
Expiring 09/24/18	Barclays Capital Group	IDR	1,569,414	110,600	108,112	—	(2,488)
Expiring 09/24/18	Barclays Capital Group	IDR	1,168,633	81,251	80,504	—	(747)
Expiring 09/24/18	Barclays Capital Group	IDR	757,878	52,060	52,208	148	—
Expiring 09/24/18	Barclays Capital Group	IDR	325,086	22,312	22,394	82	—
Expiring 09/24/18	Citigroup Global Markets	IDR	1,346,604	92,000	92,764	764	—
Expiring 09/24/18	Citigroup Global Markets	IDR	755,404	51,900	52,038	138	—
Expiring 09/24/18	JPMorgan Chase	IDR	7,965,545	551,631	548,724	—	(2,907)
Expiring 09/24/18	JPMorgan Chase	IDR	1,237,712	86,000	85,262	—	(738)
Japanese Yen,
Expiring 10/26/18	Morgan Stanley	JPY	17,158	155,000	154,393	—	(607)
Expiring 10/26/18	Morgan Stanley	JPY	5,747	52,100	51,716	—	(384)
Expiring 10/26/18	UBS AG	JPY	3,886	34,919	34,967	48	—
Malaysian Ringgit,
Expiring 10/05/18	Barclays Capital Group	MYR	384	94,776	94,404	—	(372)
Mexican Peso,
Expiring 09/21/18	Citigroup Global Markets	MXN	2,627	130,027	139,709	9,682	—
Expiring 09/21/18	Morgan Stanley	MXN	2,567	123,358	136,536	13,178	—
Expiring 01/29/19	UBS AG	MXN	2,075	105,000	108,015	3,015	—
Expiring 01/29/19	UBS AG	MXN	1,879	95,000	97,795	2,795	—
New Taiwanese Dollar,
Expiring 10/11/18	Barclays Capital Group	TWD	6,442	212,380	211,351	—	(1,029)
Peruvian Nuevo Sol,
Expiring 09/27/18	BNP Paribas	PEN	279	85,000	84,977	—	(23)

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 09/27/18	Citigroup Global Markets	PEN	554	$ 167,903	$ 168,809	$ 906	$ —
Expiring 09/27/18	JPMorgan Chase	PEN	370	113,000	112,783	—	(217)
Philippine Peso,
Expiring 09/17/18	BNP Paribas	PHP	3,945	73,000	74,118	1,118	—
Expiring 09/17/18	Morgan Stanley	PHP	3,719	69,000	69,875	875	—
Russian Ruble,
Expiring 10/12/18	Barclays Capital Group	RUB	4,669	74,707	74,159	—	(548)
Expiring 10/12/18	Barclays Capital Group	RUB	4,515	72,000	71,720	—	(280)
Expiring 10/12/18	Morgan Stanley	RUB	19,443	307,984	308,830	846	—
Singapore Dollar,
Expiring 08/10/18	Barclays Capital Group	SGD	227	167,189	166,689	—	(500)
Expiring 08/10/18	Citigroup Global Markets	SGD	101	74,000	73,861	—	(139)
Expiring 08/10/18	JPMorgan Chase	SGD	124	93,050	91,137	—	(1,913)
Expiring 08/10/18	Morgan Stanley	SGD	106	78,000	78,234	234	—
Expiring 08/10/18	Toronto Dominion	SGD	118	87,000	87,000	——	——
Expiring 08/10/18	UBS AG	SGD	154	115,352	113,233	—	(2,119)
South African Rand,
Expiring 09/11/18	Barclays Capital Group	ZAR	3,390	248,092	256,035	7,943	—
Expiring 09/11/18	JPMorgan Chase	ZAR	885	66,100	66,855	755	—
Expiring 09/11/18	JPMorgan Chase	ZAR	319	24,267	24,071	—	(196)
Expiring 09/11/18	Morgan Stanley	ZAR	977	72,000	73,769	1,769	—
South Korean Won,
Expiring 08/08/18	Barclays Capital Group	KRW	85,860	77,000	76,767	—	(233)
Expiring 08/08/18	JPMorgan Chase	KRW	141,890	132,298	126,863	—	(5,435)
Expiring 08/08/18	Morgan Stanley	KRW	93,084	83,000	83,226	226	—
Expiring 10/19/18	JPMorgan Chase	KRW	102,448	92,000	91,774	—	(226)
Expiring 10/19/18	JPMorgan Chase	KRW	83,613	74,000	74,902	902	—
Expiring 10/19/18	Morgan Stanley	KRW	94,063	84,000	84,263	263	—
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	6,719	211,026	202,003	—	(9,023)
Expiring 08/10/18	Citigroup Global Markets	THB	4,071	123,100	122,386	—	(714)
Expiring 08/10/18	Citigroup Global Markets	THB	3,755	114,000	112,887	—	(1,113)
Expiring 08/10/18	Citigroup Global Markets	THB	2,873	87,000	86,364	—	(636)
Turkish Lira,
Expiring 09/11/18	Bank of America	TRY	13	2,700	2,510	—	(190)
Expiring 09/11/18	Barclays Capital Group	TRY	294	62,023	58,561	—	(3,462)

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/11/18	Barclays Capital Group	TRY	293	$ 62,023	$ 58,338	$ —	$ (3,685)
Expiring 09/11/18	Barclays Capital Group	TRY	137	29,363	27,224	—	(2,139)
Expiring 09/11/18	JPMorgan Chase	TRY	333	70,000	66,347	—	(3,653)
Expiring 09/11/18	JPMorgan Chase	TRY	304	62,000	60,488	—	(1,512)
Expiring 09/11/18	Toronto Dominion	TRY	85	18,000	17,003	—	(997)
				$8,799,656	$8,771,271	62,918	(91,303)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/18	JPMorgan Chase	AUD	99	$ 73,000	$ 73,216	$ —	$ (216)
Expiring 10/16/18	JPMorgan Chase	AUD	77	57,072	56,875	197	—
Expiring 10/16/18	Morgan Stanley	AUD	110	81,000	81,511	—	(511)
Expiring 10/16/18	Toronto Dominion	AUD	96	71,000	71,072	—	(72)
Brazilian Real,
Expiring 08/02/18	Barclays Capital Group	BRL	744	191,970	198,188	—	(6,218)
Expiring 08/02/18	Barclays Capital Group	BRL	304	79,000	81,065	—	(2,065)
Expiring 08/02/18	Citigroup Global Markets	BRL	470	123,595	125,257	—	(1,662)
Expiring 08/02/18	Citigroup Global Markets	BRL	235	61,217	62,664	—	(1,447)
Expiring 09/28/18	Morgan Stanley	BRL	314	90,000	83,059	6,941	—
Expiring 10/02/18	Goldman Sachs & Co.	BRL	719	191,447	190,366	1,081	—
Expiring 02/25/19	Citigroup Global Markets	BRL	116	29,520	30,271	—	(751)
Expiring 04/30/19	Hong Kong & Shanghai Bank	BRL	211	58,000	54,595	3,405	—
British Pound,
Expiring 10/26/18	Citigroup Global Markets	GBP	55	73,000	73,009	—	(9)
Expiring 10/26/18	JPMorgan Chase	GBP	2,697	3,557,891	3,553,402	4,489	—
Expiring 10/26/18	JPMorgan Chase	GBP	62	82,000	81,856	144	—
Expiring 10/26/18	Morgan Stanley	GBP	57	75,000	75,699	—	(699)
Canadian Dollar,
Expiring 10/16/18	Bank of America	CAD	421	321,473	323,968	—	(2,495)

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 09/27/18	Barclays Capital Group	CLP	39,549	$ 61,217	$ 62,056	$ —	$ (839)
Expiring 09/27/18	BNP Paribas	CLP	276,623	424,294	434,043	—	(9,749)
Expiring 09/27/18	Citigroup Global Markets	CLP	46,970	71,000	73,700	—	(2,700)
Chinese Renminbi,
Expiring 10/26/18	JPMorgan Chase	CNH	2,863	420,978	419,977	1,001	—
Colombian Peso,
Expiring 09/12/18	Barclays Capital Group	COP	290,206	98,325	100,210	—	(1,885)
Expiring 09/12/18	Citigroup Global Markets	COP	375,704	127,100	129,733	—	(2,633)
Expiring 09/12/18	Citigroup Global Markets	COP	303,773	102,844	104,895	—	(2,051)
Expiring 09/12/18	Citigroup Global Markets	COP	207,323	70,046	71,590	—	(1,544)
Expiring 09/12/18	Citigroup Global Markets	COP	179,640	61,217	62,031	—	(814)
Expiring 09/12/18	Citigroup Global Markets	COP	158,694	54,390	54,798	—	(408)
Expiring 09/12/18	Citigroup Global Markets	COP	145,816	49,463	50,352	—	(889)
Expiring 09/12/18	Citigroup Global Markets	COP	72,815	24,731	25,143	—	(412)
Euro,
Expiring 10/26/18	Bank of America	EUR	4,176	4,917,353	4,915,880	1,473	—
Expiring 10/26/18	Goldman Sachs & Co.	EUR	12,421	14,642,732	14,621,620	21,112	—
Expiring 02/25/19	Citigroup Global Markets	EUR	100	126,865	118,993	7,872	—
Hungarian Forint,
Expiring 10/26/18	Citigroup Global Markets	HUF	134,985	482,744	494,966	—	(12,222)
Expiring 10/26/18	Citigroup Global Markets	HUF	24,201	88,000	88,742	—	(742)
Indian Rupee,
Expiring 10/15/18	JPMorgan Chase	INR	4,778	69,000	69,017	—	(17)
Expiring 10/15/18	Morgan Stanley	INR	7,057	101,000	101,943	—	(943)
Indonesian Rupiah,
Expiring 09/24/18	Citigroup Global Markets	IDR	1,307,520	90,000	90,071	—	(71)

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 10/29/18	Morgan Stanley	ILS	290	$ 80,000	$ 79,481	$ 519	$ —
Expiring 10/29/18	UBS AG	ILS	2,621	723,711	718,229	5,482	—
Japanese Yen,
Expiring 10/26/18	Bank of America	JPY	16,000	144,893	143,975	918	—
Mexican Peso,
Expiring 09/21/18	Bank of America	MXN	1,349	70,000	71,750	—	(1,750)
Expiring 09/21/18	BNP Paribas	MXN	762	37,850	40,553	—	(2,703)
Expiring 09/21/18	Citigroup Global Markets	MXN	1,323	68,000	70,393	—	(2,393)
Expiring 09/21/18	Citigroup Global Markets	MXN	772	37,850	41,076	—	(3,226)
Expiring 09/21/18	Citigroup Global Markets	MXN	670	33,120	35,625	—	(2,505)
Expiring 01/29/19	UBS AG	MXN	1,859	95,000	96,749	—	(1,749)
New Taiwanese Dollar,
Expiring 10/11/18	Morgan Stanley	TWD	2,450	81,000	80,394	606	—
New Zealand Dollar,
Expiring 10/16/18	Goldman Sachs & Co.	NZD	316	215,773	215,283	490	—
Norwegian Krone,
Expiring 10/26/18	Bank of America	NOK	68	8,340	8,361	—	(21)
Philippine Peso,
Expiring 09/17/18	Barclays Capital Group	PHP	10,872	205,030	204,260	770	—
Expiring 09/17/18	Barclays Capital Group	PHP	6,132	114,000	115,210	—	(1,210)
Expiring 09/17/18	Barclays Capital Group	PHP	4,898	91,000	92,017	—	(1,017)
Expiring 09/17/18	Barclays Capital Group	PHP	4,525	84,000	85,021	—	(1,021)
Expiring 09/17/18	Barclays Capital Group	PHP	3,710	69,000	69,707	—	(707)
Expiring 09/17/18	Barclays Capital Group	PHP	3,313	61,489	62,246	—	(757)
Expiring 09/17/18	Barclays Capital Group	PHP	2,977	55,300	55,939	—	(639)
Expiring 09/17/18	Citigroup Global Markets	PHP	2,089	39,000	39,253	—	(253)
Polish Zloty,
Expiring 10/26/18	UBS AG	PLN	308	83,119	84,310	—	(1,191)
Singapore Dollar,
Expiring 08/10/18	Bank of America	SGD	96	70,000	70,239	—	(239)

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 08/10/18	Barclays Capital Group	SGD	20	$ 15,000	$ 14,773	$ 227	$ —
Expiring 08/10/18	Citigroup Global Markets	SGD	337	247,189	247,677	—	(488)
Expiring 08/10/18	Citigroup Global Markets	SGD	170	123,843	124,602	—	(759)
Expiring 08/10/18	Citigroup Global Markets	SGD	143	105,000	105,421	—	(421)
Expiring 08/10/18	Citigroup Global Markets	SGD	118	87,000	86,801	199	—
Expiring 08/10/18	JPMorgan Chase	SGD	114	83,000	83,549	—	(549)
Expiring 08/10/18	JPMorgan Chase	SGD	102	75,000	75,044	—	(44)
South African Rand,
Expiring 09/11/18	Barclays Capital Group	ZAR	2,022	146,500	152,681	—	(6,181)
Expiring 09/11/18	Citigroup Global Markets	ZAR	1,284	96,100	96,929	—	(829)
Expiring 09/11/18	Citigroup Global Markets	ZAR	868	61,922	65,565	—	(3,643)
Expiring 09/11/18	JPMorgan Chase	ZAR	1,016	74,000	76,704	—	(2,704)
Expiring 09/11/18	JPMorgan Chase	ZAR	877	63,000	66,264	—	(3,264)
Expiring 09/11/18	Morgan Stanley	ZAR	1,294	96,300	97,735	—	(1,435)
Expiring 09/28/18	JPMorgan Chase	ZAR	110	8,966	8,308	658	—
South Korean Won,
Expiring 08/08/18	Citigroup Global Markets	KRW	91,824	82,000	82,099	—	(99)
Expiring 08/08/18	Citigroup Global Markets	KRW	31,239	29,000	27,930	1,070	—
Expiring 08/08/18	Morgan Stanley	KRW	94,197	85,000	84,221	779	—
Expiring 08/08/18	Morgan Stanley	KRW	86,190	78,000	77,062	938	—
Expiring 08/08/18	Morgan Stanley	KRW	15,119	14,000	13,518	482	—
Expiring 08/08/18	UBS AG	KRW	49,632	46,000	44,375	1,625	—
Expiring 08/08/18	UBS AG	KRW	22,590	21,000	20,197	803	—
Expiring 10/19/18	Barclays Capital Group	KRW	129,926	114,927	116,390	—	(1,463)
Expiring 10/19/18	Barclays Capital Group	KRW	112,711	99,686	100,969	—	(1,283)
Swedish Krona,
Expiring 10/26/18	Bank of America	SEK	2,036	231,377	233,192	—	(1,815)
Swiss Franc,
Expiring 10/26/18	BNP Paribas	CHF	791	802,455	804,925	—	(2,470)
Expiring 10/26/18	Morgan Stanley	CHF	389	395,734	396,455	—	(721)

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	4,017	$ 123,048	$ 120,766	$ 2,282	$ —
Expiring 08/10/18	Citigroup Global Markets	THB	2,945	92,000	88,542	3,458	—
Expiring 08/10/18	Citigroup Global Markets	THB	2,291	72,000	68,877	3,123	—
Expiring 08/10/18	Citigroup Global Markets	THB	2,197	69,000	66,041	2,959	—
Expiring 08/10/18	Citigroup Global Markets	THB	1,991	61,000	59,869	1,131	—
Expiring 08/10/18	Citigroup Global Markets	THB	1,411	44,000	42,429	1,571	—
Expiring 08/10/18	Citigroup Global Markets	THB	1,084	34,000	32,592	1,408	—
Expiring 08/10/18	Citigroup Global Markets	THB	690	21,600	20,730	870	—
Expiring 08/10/18	Citigroup Global Markets	THB	675	21,000	20,304	696	—
Turkish Lira,
Expiring 04/30/19	BNP Paribas	TRY	108	24,932	19,375	5,557	—
Expiring 04/30/19	BNP Paribas	TRY	23	5,330	4,143	1,187	—
Expiring 04/30/19	Morgan Stanley	TRY	75	16,325	13,478	2,847	—
				$33,633,193	$33,646,436	90,370	(103,613)
						$153,288	$(194,916)

Cross currency exchange contracts outstanding at July 31, 2018:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
09/28/18	Buy	EUR	50	ZAR	784	$ —	$ (374)	BNP Paribas
09/28/18	Buy	ZAR	894	EUR	51	7,507	—	Citigroup Global Markets
10/26/18	Buy	EUR	212	JPY	27,746	—	(434)	Toronto Dominion
04/30/19	Buy	EUR	107	TRY	520	35,015	—	BNP Paribas
04/30/19	Buy	TRY	726	EUR	130	—	(25,763)	Citigroup Global Markets
						$42,522	$(26,571)

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2018:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$ 6,225	$ 6,597	$ (372)	Barclays Capital Group
Republic of Italy	06/20/23	1.000%(Q)		230	2,757	3,309	(552)	Citigroup Global Markets
Republic of Italy	06/20/23	1.000%(Q)	EUR	210	7,460	3,023	4,437	Barclays Capital Group
Republic of Italy	06/20/28	1.000%(Q)	EUR	105	9,086	6,523	2,563	Barclays Capital Group
					$25,528	$19,452	$6,076

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Arab Republic of Egypt	06/20/19	1.000%(Q)	70	1.907%	$ (475)	$ (209)	$ (266)	Citigroup Global Markets
Generalitat de Cataluna	12/20/22	1.000%(Q)	110	2.537%	(6,358)	(16,415)	10,057	Citigroup Global Markets
Kingdom of Spain	06/20/23	1.000%(Q)	830	0.656%	13,840	8,739	5,101	Bank of America
Republic of Hungary	06/20/22	1.000%(Q)	450	0.657%	6,199	(2,888)	9,087	Citigroup Global Markets
Republic of Indonesia	06/20/23	1.000%(Q)	220	1.121%	(935)	(1,391)	456	Citigroup Global Markets
Republic of Ireland	06/20/27	1.000%(Q)	100	0.494%	4,014	2,524	1,490	Morgan Stanley
Republic of Italy	06/20/23	1.000%(Q)	350	2.141%	(16,666)	(19,820)	3,154	Bank of America
Republic of Italy	06/20/23	1.000%(Q)	230	2.141%	(10,952)	(12,007)	1,055	Citigroup Global Markets
Republic of Italy	06/20/23	1.000%(Q)	375	2.141%	(17,856)	(15,251)	(2,605)	Morgan Stanley
Republic of Kazakhstan	06/20/23	1.000%(Q)	115	0.808%	1,135	—	1,135	Citigroup Global Markets
Republic of Panama	06/20/22	1.000%(Q)	100	0.443%	2,172	852	1,320	Citigroup Global Markets
Republic of Portugal	06/20/23	1.000%(Q)	640	0.985%	1,190	(2,428)	3,618	Goldman Sachs & Co.
Russian Federation	12/20/22	1.000%(Q)	50	1.229%	(406)	(125)	(281)	Citigroup Global Markets
Russian Federation	06/20/23	1.000%(Q)	60	1.319%	(782)	(1,176)	394	BNP Paribas
Russian Federation	06/20/23	1.000%(Q)	150	1.319%	(1,956)	(2,497)	541	Morgan Stanley
Russian Federation	06/20/23	1.000%(Q)	200	1.319%	(2,608)	(3,983)	1,375	Morgan Stanley

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Russian Federation	12/20/26	1.000%(Q)	100	1.828%	$ (5,642)	$(10,974)	$ 5,332	Barclays Capital Group
State of Illinois	12/20/22	1.000%(Q)	100	1.702%	(2,628)	(4,071)	1,443	Citigroup Global Markets
State of Illinois	12/20/24	1.000%(Q)	100	2.147%	(5,855)	(6,999)	1,144	Goldman Sachs & Co.
					$(44,569)	$(88,119)	$43,550

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Value at Trade Date		Value at July 31, 2018		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.30.V1	06/20/23	5.000%(Q)		95	$ (5,732)		$ (7,256)		$ (1,524)
CDX.NA.IG.29.V1	12/20/27	1.000%(Q)		216	(99)		(131)		(32)
CDX.NA.IG.30.V1	06/20/23	1.000%(Q)		2,020	(31,002)		(40,535)		(9,533)
iTraxx.EUR.28.V1	12/20/27	1.000%(Q)	EUR	236	(506)		(526)		(20)
					$(37,339)		$(48,448)		$(11,109)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2018(4)	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.28.V2	12/20/22	1.000%(Q)		1,116	1.467%	$ (46,070)	$ (20,177)	$25,893
iTraxx.XO.28.V1	12/20/22	5.000%(Q)	EUR	800	2.473%	107,812	101,466	(6,346)
iTraxx.XO.29.V1	06/20/23	5.000%(Q)	EUR	1,225	2.824%	139,423	145,643	6,220
						$201,165	$226,932	$25,767

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.27.V2	06/20/22	1.000%(Q)	485	1.327%	$(5,124)	$(20,957)	$15,833	Citigroup Global Markets
CMBX.NA.6.AA	05/11/63	1.500%(M)	200	1.215%	2,227	(1,136)	3,363	JPMorgan Chase
					$(2,897)	$(22,093)	$19,196

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward rate agreements outstanding at July 31, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements:
275	07/16/19	2.180%(T)	CM MUNI 5 Year(1)(T)	$ 1,089	$—	$ 1,089	Citigroup Global Markets
275	07/16/19	3.145%(T)	CM MUNI 30 Year(2)(T)	(2,073)	—	(2,073)	Citigroup Global Markets
				$ (984)	$—	$ (984)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Inflation swap agreements outstanding at July 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	90	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(1,233)	$(1,233)
EUR	310	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(4,062)	(4,062)
EUR	325	03/15/23	1.345%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(2,350)	(2,350)
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	—	(73)	(73)
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(69)	(69)
EUR	45	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	882	882
EUR	150	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	2,663	2,663
EUR	160	03/15/28	1.512%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	1,548	1,548
GBP	20	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	—	299	299
GBP	15	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(62)	(62)
GBP	5	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	325	325
GBP	5	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(516)	(516)
					$—	$(2,648)	$(2,648)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2018:

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	560	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	$ —	$ 2,683	$ 2,683
AUD	510	06/21/23	2.532%(S)	6 Month BBSW(1)(S)	(151)	(658)	(507)
AUD	150	05/09/32	3.140%(S)	6 Month BBSW(2)(S)	(4)	2,441	2,445
AUD	165	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(5)	2,219	2,224
BRL	211	01/03/22	10.360%(T)	1 Day BROIS(2)(T)	—	1,549	1,549
BRL	756	01/02/23	10.400%(T)	1 Day BROIS(2)(T)	—	8,680	8,680
BRL	770	01/02/23	10.465%(T)	1 Day BROIS(2)(T)	—	2,503	2,503
BRL	925	01/02/23	10.470%(T)	1 Day BROIS(2)(T)	—	11,683	11,683
BRL	248	01/02/23	11.061%(T)	1 Day BROIS(2)(T)	—	2,888	2,888
BRL	657	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	(13,168)	(13,168)
BRL	724	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	(6,839)	(6,839)
BRL	305	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	1,763	1,763
CAD	3,500	12/22/18	1.178%(S)	3 Month Canadian Bankers Acceptance(2)(S)	—	(9,406)	(9,406)
CAD	195	06/20/19	1.265%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(1)	(1,222)	(1,221)
CAD	2,935	07/26/19	1.605%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(2,306)	(13,227)	(10,921)
CAD	615	01/09/20	1.716%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(667)	(3,986)	(3,319)
CAD	330	04/05/22	1.445%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	3	10,062	10,059
CAD	110	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(82)	(7,887)	(7,805)
CAD	50	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(1)	(816)	(815)
CAD	150	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(8,007)	(13,470)	(5,463)
CAD	40	01/09/48	2.640%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	1	1,044	1,043
CHF	80	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	—	(250)	(250)
CHF	40	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	—	(500)	(500)

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CHF	160	10/05/37	—(3)	—(3)	$ —	$ 120	$ 120
CZK	6,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	(16)	(4,261)	(4,245)
EUR	9,950	08/11/19	(0.238)%(A)	3 Month EURIBOR(2)(Q)	1,544	(11,346)	(12,890)
EUR	624	09/08/19	(0.195)%(A)	6 Month EURIBOR(2)(S)	—	12	12
EUR	1,165	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	(1,093)	(1,254)	(161)
EUR	500	09/08/22	0.140%(A)	6 Month EURIBOR(1)(S)	—	554	554
EUR	1,220	05/11/23	0.390%(A)	6 Month EURIBOR(1)(S)	(3,709)	(7,468)	(3,759)
EUR	500	05/15/23	0.266%(A)	6 Month EURIBOR(2)(S)	—	(1,324)	(1,324)
EUR	127	09/08/27	0.770%(A)	6 Month EURIBOR(2)(S)	—	(68)	(68)
EUR	1,335	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(89,832)	(91,660)	(1,828)
EUR	160	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	1,020	1,020
EUR	160	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(979)	(979)
EUR	305	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	5,901	5,901
EUR	50	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(2,308)	(2,168)	140
EUR	550	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	3,239	3,239
EUR	550	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(137)	(2,524)	(2,387)
EUR	170	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	1,106	1,106
EUR	170	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(1,034)	(1,034)
EUR	45	12/05/47	1.442%(A)	6 Month EURIBOR(1)(S)	—	533	533
EUR	160	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	414	414
EUR	160	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(473)	(473)
EUR	100	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	(508)	(508)
EUR	100	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	459	459
GBP	280	07/24/23	1.325%(S)	6 Month GBP LIBOR(1)(S)	(24)	1,004	1,028
GBP	320	02/27/32	1.374%(S)	6 Month GBP LIBOR(2)(S)	(1,845)	(13,926)	(12,081)
GBP	125	05/08/32	1.323%(S)	6 Month GBP LIBOR(2)(S)	(4,423)	(6,894)	(2,471)
GBP	40	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	730	(151)	(881)
GBP	165	12/13/46	1.615%(S)	6 Month GBP LIBOR(1)(S)	(8,280)	3,288	11,568
GBP	25	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	(920)	(62)	858
HUF	177,300	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(301)	2,492	2,793
HUF	95,000	01/12/27	4.150%(A)	6 Month BUBOR(2)(S)	—	11,619	11,619
HUF	99,345	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	(453)	(453)
INR	7,000	12/05/22	6.550%(S)	1 Day MIBOR(2)(S)	(2)	(1,976)	(1,974)
INR	10,000	05/09/23	6.820%(S)	1 Day MIBOR(2)(S)	(28)	686	714
INR	6,000	05/16/23	7.020%(S)	1 Day MIBOR(2)(S)	(17)	1,287	1,304
JPY	27,000	01/04/23	0.115%(S)	6 Month JPY LIBOR(2)(S)	—	149	149

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	71,000	05/11/23	0.130%(S)	6 Month JPY LIBOR(1)(S)	$ (112)	$ (607)	$ (495)
JPY	301,250	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(6,292)	(7,889)	(1,597)
JPY	16,500	07/04/28	0.282%(S)	6 Month JPY LIBOR(2)(S)	—	(740)	(740)
JPY	180,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	—	(15,285)	(15,285)
JPY	18,500	02/28/37	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	(196)	(196)
JPY	95,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	(6,497)	(6,497)
JPY	9,150	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	427	427
JPY	45,000	12/22/41	0.731%(S)	6 Month JPY LIBOR(2)(S)	—	(8,809)	(8,809)
JPY	6,200	04/07/42	0.803%(S)	6 Month JPY LIBOR(2)(S)	—	(316)	(316)
JPY	7,400	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	(1,516)	(1,516)
JPY	25,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	(1,938)	(1,938)
MXN	2,080	06/11/27	7.210%(M)	28 Day Mexican Interbank Rate(2)(M)	506	(6,424)	(6,930)
MXN	4,000	06/30/28	8.065%(M)	28 Day Mexican Interbank Rate(2)(M)	1	(799)	(800)
NOK	12,000	05/23/23	1.895%(A)	6 Month NIBOR(2)(S)	257	235	(22)
NZD	300	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	8,462	6,133	(2,329)
NZD	540	07/18/23	2.513%(S)	3 Month BBR(2)(Q)	(315)	(588)	(273)
NZD	470	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	—	12,213	12,213
PLN	700	06/13/22	2.220%(A)	6 Month WIBOR(2)(S)	57	(444)	(501)
PLN	200	05/24/23	2.520%(A)	6 Month WIBOR(2)(S)	—	257	257
PLN	1,000	01/10/27	3.030%(A)	6 Month WIBOR(2)(S)	—	9,249	9,249
PLN	620	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(2,304)	(2,304)
SEK	2,500	12/30/26	1.106%(A)	3 Month STIBOR(2)(Q)	—	3,410	3,410
SGD	380	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	2,198	2,198
SGD	200	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	(1,116)	(1,116)
	2,190	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	3,288	3,288
	215	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(311)	1,518	1,829
	11,900	08/04/19	1.372%(A)	1 Day USOIS(1)(A)	(1,915)	126,980	128,895
	1,495	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	448	11,494	11,046
	3,885	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	10,938	32,350	21,412
	1,695	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	618	10,898	10,280

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	845	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	$ 8	$ 3,761	$ 3,753
	855	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(3)	2,827	2,830
	3,315	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	—	5,341	5,341
	720	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	1,131	1,131
	230	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	2,012	2,012
	185	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	2	1,442	1,440
	115	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	114	114
	280	05/21/23	2.215%(S)	3 Month LIBOR(2)(Q)	—	(9,634)	(9,634)
	740	06/22/23	2.911%(S)	3 Month LIBOR(2)(Q)	388	(1,736)	(2,124)
	300	07/17/24	2.926%(S)	3 Month LIBOR(2)(Q)	—	(1,677)	(1,677)
	500	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	20,181	20,181
	4,435	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	16,556	178,560	162,004
	490	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	895	19,564	18,669
	1,230	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	4,442	46,500	42,058
	1,185	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	1,354	12,706	11,352
	480	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(319)	231	550
	130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	7,323	7,323
	150	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	—	7,803	7,803
	70	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(6,154)	(6,154)
	60	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	5,762	5,762
	65	07/17/49	2.914%(S)	3 Month LIBOR(1)(Q)	—	1,826	1,826
ZAR	3,800	09/23/22	7.430%(Q)	3 Month JIBAR(2)(Q)	—	(1,691)	(1,691)
ZAR	2,035	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(13)	57	70
ZAR	1,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(34)	3,107	3,141
ZAR	3,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	6	1,781	1,775
					$(86,257)	$327,759	$414,016

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
AED	1,700	04/05/21	3.005%(A)	3 Month EIBOR(1)(Q)	$ (919)	$ —	$ (919)	BNP Paribas
CLP	85,000	11/15/27	4.130%(S)	1 Day CLOIS(2)(S)	(1,874)	—	(1,874)	Morgan Stanley
CLP	55,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	(629)	—	(629)	Morgan Stanley
CLP	19,100	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	(165)	—	(165)	Morgan Stanley
CLP	33,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	(444)	—	(444)	Morgan Stanley
CLP	23,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	(68)	—	(68)	Citigroup Global Markets
COP	123,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	(613)	—	(613)	Morgan Stanley
COP	336,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	(1,212)	—	(1,212)	Morgan Stanley
COP	263,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	(433)	—	(433)	Morgan Stanley

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
COP	350,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	$ (1,249)	$ —	$ (1,249)	Citigroup Global Markets
ILS	1,150	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	5,174	—	5,174	Citigroup Global Markets
ILS	390	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	(568)	—	(568)	JPMorgan Chase
KRW	850,000	01/06/27	1.800%(Q)	3 Month KWCDC(2)(Q)	(23,555)	(19)	(23,536)	Citigroup Global Markets
SAR	1,700	04/05/21	3.020%(A)	3 Month SAIBOR(2)(Q)	(95)	—	(95)	BNP Paribas
SAR	950	11/08/22	3.090%(A)	3 Month SAIBOR(1)(Q)	386	—	386	BNP Paribas
SAR	730	04/05/25	3.480%(A)	3 Month SAIBOR(1)(Q)	1,129	—	1,129	BNP Paribas
ZAR	3,300	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(7,733)	(33)	(7,700)	Deutsche Bank AG
ZAR	3,100	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	8,006	26	7,980	Deutsche Bank AG
					$(24,862)	$(26)	$(24,836)
Cash of $66,000 and a security with a market value of $746,102 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at July 31, 2018.
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month CHF LIBOR plus 1.75 bps quarterly and receives the floating rate of 6 Month CHF LIBOR semiannually.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$ 100,582	$ —

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Asset-Backed Securities (continued)
Collateralized Loan Obligations	$ —	$ 2,587,227	$ —
Corporate Bonds
Australia	—	122,154	—
China	—	356,956	—
Germany	—	768,818	—
Ireland	—	121,027	—
Italy	—	250,777	—
Kazakhstan	—	52,848	—
Mexico	—	480,308	—
Netherlands	—	408,700	—
Russia	—	122,292	—
Spain	—	245,731	—
Supranational Bank	—	131,387	—
United Kingdom	—	1,305,193	—
United States	—	2,406,009	—
Residential Mortgage-Backed Securities
Bermuda	—	167,530	—
United Kingdom	—	909,526	—
United States	—	237,512	—
Sovereign Bonds
Argentina	—	394,184	—
Belgium	—	812,131	—
Brazil	—	374,930	—
Bulgaria	—	348,418	—
Canada	—	191,639	—
Colombia	—	266,395	—
Cyprus	—	640,929	—
France	—	560,005	—
Greece	—	1,131,644	—
Indonesia	—	429,274	—
Ireland	—	200,266	—
Israel	—	119,273	—
Italy	—	2,196,742	—
Lithuania	—	214,200	—
Mexico	—	218,200	—
Peru	—	280,292	—
Portugal	—	967,978	—
Romania	—	233,957	—
Senegal	—	114,168	—
South Korea	—	223,310	138,386
Spain	—	2,110,615	—
Turkey	—	196,135	—
United Kingdom	—	1,455,809	—

U.S. Government Agency Obligation	—	16,640	—
Affiliated Mutual Fund	2,049,800	—	—
Options Purchased	—	83,386	—
Options Written	—	(81,788)	(710)

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$ 58,140	$ —	$ —
OTC Forward Foreign Currency Exchange Contracts	—	(41,628)	—
OTC Cross Currency Exchange Contracts	—	15,951	—
Centrally Cleared Credit Default Swap Agreements	—	14,658	—
OTC Credit Default Swap Agreements	—	(21,938)	—
OTC Forward Rate Agreements	—	—	(984)
Centrally Cleared Inflation Swap Agreements	—	(2,648)	—
Centrally Cleared Interest Rate Swap Agreements	—	414,016	—
OTC Interest Rate Swap Agreements	—	(24,862)	—
Total	$2,107,940	$24,826,858	$136,692
The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:
	Asset-Backed Securities Collateralized Loan Obligations	Sovereign Bonds	Options Written	OTC Forward Rate Agreements
Balance as of 10/31/17	$ 582,425	$139,604	$ —	$ —
Realized gain (loss)	—	(451)	—	—
Change in unrealized appreciation (depreciation)	—	—	(286)	(984)
Purchases/Exchanges/Issuances	—	—	(424)	—
Sales/Paydowns	—	—	—	—
Accrued discount/premium	—	(767)	—	—
Transfers into of Level 3	—	—	—	—
Transfers out of Level 3	(582,425)	—	—	—
Balance as of 07/31/18	$ —	$138,386	$(710)	(984)
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ -	$ (1,218)	$(286)	$(984)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:
Level 3 Securities	Fair Value as of July 31, 2018	Valuation Methodology	Unobservable Inputs
Sovereign Bonds	$138,386	Evaluated Bid	Comparable Security Data
Options Written	(710)	Market Approach	Single Broker Indicative Quote
OTC Forward Rate Agreement	(984)	Market Approach	Single Broker Indicative Quote
	$136,692

PGIM International Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:
Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities - Collateralized Loan Obligations	$582,425	L3 to L2	Cost to Evaluated Bid
Industry Classification:
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2018 were as follows:
Sovereign Bonds	50.7%
Collateralized Loan Obligations	9.5
Affiliated Mutual Fund	7.5
Residential Mortgage-Backed Securities	4.8
Banks	2.3
Insurance	2.3
Media	2.3
Oil & Gas	2.3
Healthcare-Products	1.7
Entertainment	1.5
Auto Parts & Equipment	1.3
Retail	1.0
Electric	0.9
Software	0.8
Foods	0.8
Auto Manufacturers	0.7
Packaging & Containers	0.5
Multi-National	0.5
Apparel	0.5
Real Estate Investment Trusts (REITs)	0.5
Healthcare-Services	0.5
Electrical Components & Equipment	0.5%
Commercial Services	0.5
Diversified Financial Services	0.5
Telecommunications	0.4
Lodging	0.4
Forest Products & Paper	0.4
Electronics	0.4
Chemicals	0.4
Household Products/Wares	0.4
Pharmaceuticals	0.4
Automobiles	0.4
Options Purchased	0.3
Transportation	0.2
U.S. Government Agency Obligation	0.1
98.2
Options Written	(0.3)
Other assets in excess of liabilities	2.1
100.0%

PGIM Real Estate Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 99.3%
Common Stocks 78.7%
Diversified REITs 7.6%
AEW UK REIT PLC (United Kingdom)	150,000	$ 189,189
Forest City Realty Trust, Inc., REIT (Class A Stock)	2,241	55,958
Land Securities Group PLC (United Kingdom), REIT	7,656	94,761
Stockland (Australia), REIT	48,561	150,219
Suntec Real Estate Investment Trust (Singapore), REIT	150,102	203,297
		693,424
Health Care REITs 21.5%
Community Healthcare Trust, Inc., REIT	12,172	365,160
MedEquities Realty Trust, Inc., REIT	45,087	504,974
Omega Healthcare Investors, Inc.	3,070	91,148
Sabra Health Care REIT, Inc.	22,721	491,001
Senior Housing Properties Trust	5,284	94,267
Welltower, Inc., REIT	6,725	420,985
		1,967,535
Hotel & Resort REITs 8.4%
DiamondRock Hospitality Co., REIT	8,777	104,622
Invincible Investment Corp. (Japan), REIT	200	88,396
Japan Hotel REIT Investment Corp. (Japan)	116	85,061
MGM Growth Properties LLC, REIT (Class A Stock)	16,257	492,587
		770,666
Industrial REITs 13.4%
Cache Logistics Trust (Singapore), REIT	855,203	487,081
Frasers Logistics & Industrial Trust (Singapore)	118,827	91,835
LaSalle Logiport (Japan), REIT	98	96,520
STAG Industrial, Inc., REIT	12,554	342,975
Warehouse REIT PLC (United Kingdom)	155,766	206,180
		1,224,591
Office REITs 10.5%
Alstria office REIT AG (Germany)	7,380	114,476
Columbia Property Trust, Inc., REIT	14,853	344,293
Easterly Government Properties, Inc., REIT	18,178	344,473
Keppel REIT (Singapore)	178,875	153,768
		957,010

PGIM Real Estate Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Operating Companies 4.0%
Cibus Nordic Real Estate AB (Sweden)*	30,532	$ 366,079
Residential REITs 0.7%
Irish Residential Properties REIT PLC (Ireland)	37,248	60,060
Retail REITs 9.7%
Kenedix Retail REIT Corp. (Japan)	43	93,944
Macerich Co. (The), REIT	3,745	221,180
NewRiver REIT PLC (United Kingdom)	53,884	194,192
Starhill Global REIT (Singapore)	3	1
Unibail-Rodamco-Westfield (France)	1,018	225,772
Vicinity Centres (Australia), REIT	76,279	151,397
		886,486
Specialized REITs 2.9%
Four Corners Property Trust, Inc., REIT	6,607	164,514
Life Storage, Inc., REIT	1,058	101,526
		266,040
Total Common Stocks (cost $6,713,954)		7,191,891
Preferred Stocks 20.6%
Hotel & Resort REITs 1.3%
Pebblebrook Hotel Trust	4,648	115,875
Industrial REITs 3.2%
Monmouth Real Estate Investment Corp.	8,025	196,604
Rexford Industrial Realty, Inc.	3,950	97,170
		293,774
Office REITs 2.8%
Vornado Realty Trust	10,779	249,642
Residential REITs 6.3%
American Homes 4 Rent	9,930	245,569
Investors Real Estate Trust	5,850	144,641
UMH Properties, Inc.	7,210	186,992
		577,202

PGIM Real Estate Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Retail REITs 3.1%
Pennsylvania Real Estate Investment Trust	6,200	$ 145,824
Urstadt Biddle Properties, Inc. (Class H Stock)	5,608	139,751
		285,575
Specialized REITs 3.9%
EPR Properties (Class G Stock)	9,000	207,900
Jernigan Capital, Inc. (Class B Stock)	6,100	147,132
		355,032
Total Preferred Stocks (cost $1,917,490)		1,877,100

Total Long-Term Investments (cost $8,631,444)		9,068,991

Short-Term Investment 1.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $139,098)(w)	139,098	139,098

TOTAL INVESTMENTS 100.8% (cost $8,770,542)		9,208,089
Liabilities in excess of other assets (0.8)%		(72,410)

Net Assets 100.0%		$ 9,135,679

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

PGIM Real Estate Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$ 55,958	$ 637,466	$—
Health Care REITs	1,967,535	—	—
Hotel & Resort REITs	597,209	173,457	—
Industrial REITs	342,975	881,616	—
Office REITs	688,766	268,244	—
Real Estate Operating Companies	—	366,079	—
Residential REITs	—	60,060	—
Retail REITs	221,180	665,306	—
Specialized REITs	266,040	—	—
Preferred Stocks
Hotel & Resort REITs	115,875	—	—
Industrial REITs	293,774	—	—
Office REITs	249,642	—	—
Residential REITs	577,202	—	—
Retail REITs	285,575	—	—
Specialized REITs	355,032	—	—

Affiliated Mutual Fund	139,098	—	—
Total	$6,155,861	$3,052,228	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM Select Real Estate Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 99.0%
Common Stocks
Diversified Real Estate Activities 8.2%
Daiwa House Industry Co. Ltd. (Japan)	6,342	$ 231,360
Henderson Land Development Co. Ltd. (Hong Kong)	53,105	297,386
Sumitomo Realty & Development Co. Ltd. (Japan)	6,248	228,744
		757,490
Diversified REITs 10.4%
Empire State Realty Trust, Inc., REIT (Class A Stock)	21,394	356,638
Forest City Realty Trust, Inc., REIT (Class A Stock)	5,155	128,720
Stockland (Australia), REIT	93,122	288,065
Suntec Real Estate Investment Trust (Singapore), REIT	142,407	192,875
		966,298
Health Care REITs 2.0%
MedEquities Realty Trust, Inc., REIT	17,000	190,400
Hotel & Resort REITs 0.9%
Invincible Investment Corp. (Japan), REIT	200	88,396
Hotels, Resorts & Cruise Lines 3.4%
Hilton Worldwide Holdings, Inc.	4,008	315,269
Industrial REITs 11.8%
ProLogis, Inc., REIT	8,680	569,582
Rexford Industrial Realty, Inc., REIT	10,396	318,533
STAG Industrial, Inc., REIT	7,420	202,714
		1,090,829
Office REITs 23.9%
Columbia Property Trust, Inc., REIT	14,000	324,520
Daiwa Office Investment Corp. (Japan), REIT	57	347,211
Dexus (Australia), REIT	25,007	188,225
Easterly Government Properties, Inc., REIT	5,974	113,207
Green REIT PLC (Ireland)	156,348	274,966
Hibernia REIT PLC (Ireland)	186,826	318,364
Inmobiliaria Colonial Socimi SA (Spain), REIT	20,442	220,034
Japan Real Estate Investment Corp. (Japan), REIT	26	136,034
JBG SMITH Properties, REIT	8,052	293,898
		2,216,459

PGIM Select Real Estate Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Operating Companies 10.4%
Cibus Nordic Real Estate AB (Sweden)*	10,213	$ 122,454
Swire Properties Ltd. (Hong Kong)	62,182	245,004
TLG Immobilien AG (Germany)	5,172	134,932
Tritax EuroBox PLC (United Kingdom), 144A*	160,324	219,888
Vonovia SE (Germany)	5,000	242,172
		964,450
Residential REITs 16.5%
American Homes 4 Rent, REIT (Class A Stock)	7,432	164,544
AvalonBay Communities, Inc., REIT	2,749	486,161
Equity LifeStyle Properties, Inc., REIT	3,647	331,841
Invitation Homes, Inc., REIT	9,450	218,389
UDR, Inc., REIT	8,500	327,080
		1,528,015
Retail REITs 7.4%
Link REIT (Hong Kong)	20,000	198,777
Macerich Co. (The), REIT	3,153	186,216
NewRiver REIT PLC (United Kingdom)	35,773	128,922
Regency Centers Corp.	2,635	167,665
		681,580
Specialized REITs 4.1%
CoreSite Realty Corp., REIT	1,621	181,714
Crown Castle International Corp., REIT	1,758	194,839
		376,553

Total Long-Term Investments (cost $8,863,419)		9,175,739

Short-Term Investment 1.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $134,859)(w)	134,859	134,859

TOTAL INVESTMENTS 100.5% (cost $8,998,278)		9,310,598
Liabilities in excess of other assets (0.5)%		(46,715)

Net Assets 100.0%		$ 9,263,883

PGIM Select Real Estate Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Real Estate Activities	$ —	$ 757,490	$—
Diversified REITs	485,358	480,940	—
Health Care REITs	190,400	—	—
Hotel & Resort REITs	—	88,396	—
Hotels, Resorts & Cruise Lines	315,269	—	—
Industrial REITs	1,090,829	—	—
Office REITs	731,625	1,484,834	—
Real Estate Operating Companies	219,888	744,562	—
Residential REITs	1,528,015	—	—
Retail REITs	353,881	327,699	—
Specialized REITs	376,553	—	—

Affiliated Mutual Fund	134,859	—	—
Total	$5,426,677	$3,883,921	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 99.1%
Common Stocks
Aerospace & Defense 2.4%
General Dynamics Corp.	3,800	$ 759,088
Harris Corp.	2,600	428,870
Huntington Ingalls Industries, Inc.	1,100	256,355
Lockheed Martin Corp.	7,400	2,413,140
Northrop Grumman Corp.	1,800	540,882
Raytheon Co.	10,600	2,099,118
Spirit AeroSystems Holdings, Inc. (Class A Stock)	3,000	279,750
Vectrus, Inc.*	5,400	169,614
		6,946,817
Auto Components 0.1%
Tenneco, Inc.	6,500	299,650
Automobiles 0.5%
General Motors Co.	34,300	1,300,313
Banks 6.0%
Bank of America Corp.	161,768	4,995,396
BB&T Corp.	35,700	1,813,917
Citigroup, Inc.	49,500	3,558,555
JPMorgan Chase & Co.	57,200	6,575,140
Regions Financial Corp.	20,100	374,061
		17,317,069
Beverages 1.7%
Coca-Cola Co. (The)	27,300	1,272,999
PepsiCo, Inc.	30,594	3,518,310
		4,791,309
Biotechnology 2.2%
AbbVie, Inc.	6,900	636,387
Amgen, Inc.	6,800	1,336,540
Biogen, Inc.*	3,900	1,304,043
Celgene Corp.*	26,900	2,423,421
Gilead Sciences, Inc.	8,800	684,904
		6,385,295
Building Products 0.4%
Universal Forest Products, Inc.	34,800	1,282,032

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets 2.5%
Affiliated Managers Group, Inc.	2,500	$ 400,025
Ameriprise Financial, Inc.	11,400	1,660,638
BlackRock, Inc.	500	251,380
Evercore, Inc. (Class A Stock)	1,900	214,700
Franklin Resources, Inc.	9,000	308,880
Goldman Sachs Group, Inc. (The)	2,700	641,061
Morgan Stanley	10,900	551,104
Northern Trust Corp.	6,400	699,008
State Street Corp.	19,800	1,748,538
T. Rowe Price Group, Inc.	5,500	654,940
		7,130,274
Chemicals 1.7%
Chemours Co. (The)	31,100	1,424,691
Huntsman Corp.	29,700	995,841
LyondellBasell Industries NV (Class A Stock)	18,000	1,994,220
Westlake Chemical Corp.	4,800	514,656
		4,929,408
Communications Equipment 1.3%
Cisco Systems, Inc.	90,600	3,831,474
Construction & Engineering 0.1%
EMCOR Group, Inc.	4,800	369,360
Consumer Finance 1.4%
American Express Co.	7,300	726,496
Capital One Financial Corp.	21,000	1,980,720
Discover Financial Services	13,500	964,035
Navient Corp.	10,300	136,063
OneMain Holdings, Inc.*	3,700	123,025
		3,930,339
Containers & Packaging 0.2%
Greif, Inc. (Class A Stock)	1,700	92,565
Packaging Corp. of America	4,000	451,600
		544,165

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Consumer Services 0.2%
Grand Canyon Education, Inc.*	3,900	$ 454,467
Service Corp. International	5,600	220,360
		674,827
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc. (Class B Stock)*	25,400	5,025,898
Diversified Telecommunication Services 2.3%
AT&T, Inc.	108,354	3,464,077
Verizon Communications, Inc.	62,400	3,222,336
		6,686,413
Electric Utilities 1.1%
Avangrid, Inc.	6,300	315,378
Eversource Energy	11,900	722,568
Exelon Corp.	48,300	2,052,750
		3,090,696
Electrical Equipment 0.4%
AMETEK, Inc.	12,900	1,003,620
Atkore International Group, Inc.*	7,600	179,816
		1,183,436
Electronic Equipment, Instruments & Components 0.1%
CDW Corp.	4,100	344,769
Energy Equipment & Services 0.4%
Archrock, Inc.	8,000	109,200
Exterran Corp.*	8,200	227,304
Halliburton Co.	21,400	907,788
		1,244,292
Equity Real Estate Investment Trusts (REITs) 2.0%
Apple Hospitality REIT, Inc.	14,500	260,855
Brixmor Property Group, Inc.	14,500	256,505
City Office REIT, Inc.	6,200	79,050
CoreCivic, Inc.	12,300	315,372
DiamondRock Hospitality Co., REIT	36,900	439,848
Gaming and Leisure Properties, Inc.	14,800	537,536
GEO Group, Inc. (The)	17,250	446,430

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Host Hotels & Resorts, Inc.	77,500	$ 1,622,850
Outfront Media, Inc.	7,300	155,125
ProLogis, Inc., REIT	3,600	236,232
Ryman Hospitality Properties, Inc.	3,400	289,034
Spirit MTA REIT*	4,610	46,054
Spirit Realty Capital, Inc.	68,100	569,997
Xenia Hotels & Resorts, Inc.	25,400	619,506
		5,874,394
Food & Staples Retailing 0.7%
Costco Wholesale Corp.	800	174,968
Kroger Co. (The)	17,400	504,600
Walgreens Boots Alliance, Inc.	21,900	1,480,878
		2,160,446
Food Products 1.6%
Archer-Daniels-Midland Co.	38,000	1,833,880
J.M. Smucker Co. (The)	10,800	1,200,096
Mondelez International, Inc. (Class A Stock)	35,800	1,553,004
		4,586,980
Gas Utilities 0.2%
UGI Corp.	11,600	616,424
Health Care Equipment & Supplies 3.8%
Abbott Laboratories	44,100	2,890,314
Boston Scientific Corp.*	11,500	386,515
Danaher Corp.	22,200	2,277,276
DENTSPLY SIRONA, Inc.	10,600	509,966
Edwards Lifesciences Corp.*	3,400	484,330
IDEXX Laboratories, Inc.*	7,100	1,739,003
Intuitive Surgical, Inc.*	1,600	813,104
Medtronic PLC	18,400	1,660,232
Stryker Corp.	1,800	293,850
		11,054,590
Health Care Providers & Services 3.4%
CVS Health Corp.	32,400	2,101,464
HCA Healthcare, Inc.	16,600	2,062,218

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Humana, Inc.	4,200	$ 1,319,556
UnitedHealth Group, Inc.	17,100	4,330,062
		9,813,300
Hotels, Restaurants & Leisure 1.0%
Biglari Holdings, Inc. (Class A Stock)*	20	19,548
Biglari Holdings, Inc. (Class B Stock)*	200	37,886
Las Vegas Sands Corp.	18,500	1,330,150
Marriott International, Inc. (Class A Stock)	2,800	357,952
McDonald’s Corp.	5,100	803,454
Texas Roadhouse, Inc.	5,200	326,768
		2,875,758
Household Durables 0.1%
Meritage Homes Corp.*	6,600	284,790
Household Products 1.0%
Kimberly-Clark Corp.	12,400	1,411,864
Procter & Gamble Co. (The)	18,064	1,461,016
		2,872,880
Independent Power & Renewable Electricity Producers 0.8%
AES Corp.	97,900	1,307,944
NRG Energy, Inc.	33,800	1,070,446
		2,378,390
Industrial Conglomerates 2.0%
General Electric Co.	210,300	2,866,389
Honeywell International, Inc.	18,800	3,001,420
		5,867,809
Insurance 1.7%
Allstate Corp. (The)	17,400	1,655,088
CNA Financial Corp.	700	32,746
First American Financial Corp.	6,400	358,400
MetLife, Inc.	44,600	2,040,004
Old Republic International Corp.	9,900	210,969
Unum Group	14,400	572,112
		4,869,319

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc.*	4,170	$ 7,411,925
Booking Holdings, Inc.*	710	1,440,391
FTD Cos., Inc.*	7,900	28,519
Groupon, Inc.*	69,000	322,920
Qurate Retail, Inc.*	41,100	875,019
		10,078,774
Internet Software & Services 5.8%
Alphabet, Inc. (Class A Stock)*	3,470	4,258,454
Alphabet, Inc. (Class C Stock)*	4,677	5,693,125
eBay, Inc.*	19,800	662,310
Facebook, Inc. (Class A Stock)*	36,100	6,230,138
		16,844,027
IT Services 3.7%
Accenture PLC (Class A Stock)	13,300	2,119,089
Automatic Data Processing, Inc.	15,800	2,132,842
Cognizant Technology Solutions Corp. (Class A Stock)	25,400	2,070,100
Visa, Inc. (Class A Stock)	32,600	4,457,724
		10,779,755
Leisure Products 0.1%
Vista Outdoor, Inc.*	20,700	336,168
Life Sciences Tools & Services 0.9%
Illumina, Inc.*	7,700	2,497,572
Machinery 2.1%
Caterpillar, Inc.	17,600	2,530,880
Cummins, Inc.	11,100	1,585,191
Illinois Tool Works, Inc.	8,700	1,246,971
Lydall, Inc.*	800	37,120
PACCAR, Inc.	11,300	742,636
		6,142,798
Media 1.8%
Comcast Corp. (Class A Stock)	94,300	3,374,054
News Corp. (Class A Stock)	22,700	342,089
TEGNA, Inc.	27,100	298,913

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
Viacom, Inc. (Class B Stock)	22,600	$ 656,530
Walt Disney Co. (The)	5,800	658,648
		5,330,234
Metals & Mining 1.0%
Alcoa Corp.*	3,400	147,118
Freeport-McMoRan, Inc.	107,300	1,770,450
Nucor Corp.	10,000	669,300
Steel Dynamics, Inc.	6,500	306,085
		2,892,953
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Ladder Capital Corp.	68,100	1,088,919
Multiline Retail 1.2%
Kohl’s Corp.	22,300	1,647,301
Macy’s, Inc.	48,500	1,926,905
		3,574,206
Multi-Utilities 0.4%
CenterPoint Energy, Inc.	31,300	891,424
MDU Resources Group, Inc.	11,000	319,000
		1,210,424
Oil, Gas & Consumable Fuels 6.2%
Anadarko Petroleum Corp.	33,000	2,413,950
Chevron Corp.	14,700	1,856,169
ConocoPhillips	38,800	2,800,196
Continental Resources, Inc.*	15,900	1,015,533
Exxon Mobil Corp.	15,174	1,236,833
HollyFrontier Corp.	22,900	1,707,882
Marathon Oil Corp.	6,900	145,728
Occidental Petroleum Corp.	26,700	2,240,931
Pioneer Natural Resources Co.	9,700	1,835,919
Valero Energy Corp.	21,700	2,568,195
		17,821,336

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Personal Products 0.5%
Herbalife Nutrition Ltd.*	19,100	$ 986,133
USANA Health Sciences, Inc.*	2,800	370,300
		1,356,433
Pharmaceuticals 4.8%
Allergan PLC	12,300	2,264,307
Bristol-Myers Squibb Co.	11,400	669,750
Johnson & Johnson	29,099	3,856,199
Merck & Co., Inc.	36,400	2,397,668
Perrigo Co. PLC	1,100	88,572
Pfizer, Inc.	64,834	2,588,822
Zoetis, Inc.	24,100	2,084,168
		13,949,486
Professional Services 0.4%
Heidrick & Struggles International, Inc.	8,400	343,560
Insperity, Inc.	3,400	323,340
Robert Half International, Inc.	6,400	484,864
		1,151,764
Real Estate Management & Development 0.6%
CBRE Group, Inc. (Class A Stock)*	37,100	1,847,580
Road & Rail 1.2%
CSX Corp.	15,500	1,095,540
Norfolk Southern Corp.	13,300	2,247,700
		3,343,240
Semiconductors & Semiconductor Equipment 3.8%
Analog Devices, Inc.	19,200	1,845,888
Intel Corp.	57,400	2,760,940
Micron Technology, Inc.*	30,900	1,631,211
MKS Instruments, Inc.	4,200	396,060
NVIDIA Corp.	13,100	3,207,666
Texas Instruments, Inc.	10,400	1,157,728
		10,999,493
Software 6.6%
Activision Blizzard, Inc.	19,200	1,409,664
Adobe Systems, Inc.*	11,800	2,887,224

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
CA, Inc.	4,100	$ 181,261
Electronic Arts, Inc.*	3,200	412,000
Intuit, Inc.	11,500	2,348,760
Microsoft Corp.	82,800	8,783,424
Oracle Corp.	43,800	2,088,384
PTC, Inc.*	4,100	376,831
salesforce.com, Inc.*	3,600	493,740
		18,981,288
Specialty Retail 2.9%
Advance Auto Parts, Inc.	8,600	1,214,578
AutoNation, Inc.*	13,700	664,861
Best Buy Co., Inc.	22,100	1,658,163
Foot Locker, Inc.	17,400	849,294
Gap, Inc. (The)	10,200	307,734
Ross Stores, Inc.	15,000	1,311,450
Tilly’s, Inc. (Class A Stock)	4,100	63,550
TJX Cos., Inc. (The)	7,500	729,450
Ulta Beauty, Inc.*	6,500	1,588,535
		8,387,615
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	43,220	8,224,334
Hewlett Packard Enterprise Co.	97,600	1,506,944
HP, Inc.	83,300	1,922,564
Western Digital Corp.	21,500	1,508,225
		13,162,067
Textiles, Apparel & Luxury Goods 0.9%
Columbia Sportswear Co.	1,200	104,376
Lululemon Athletica, Inc.*	9,100	1,091,545
VF Corp.	11,400	1,049,598
Wolverine World Wide, Inc.	7,600	268,888
		2,514,407
Tobacco 0.6%
Altria Group, Inc.	31,300	1,836,684

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 0.2%
WESCO International, Inc.*	7,800	$ 475,800

Total Long-Term Investments (cost $223,773,712)		287,165,939

Short-Term Investments 0.3%
Affiliated Mutual Fund 0.1%
PGIM Core Ultra Short Bond Fund (cost $405,201)(w)	405,201	405,201

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation 0.2%
U.S. Treasury Bill(k)(n) (cost $523,637)	1.901%	09/20/18		525	523,620

Total Short-Term Investments (cost $928,838)					928,821

TOTAL INVESTMENTS 99.4% (cost $224,702,550)					288,094,760
Other assets in excess of liabilities(z) 0.6%					1,628,710

Net Assets 100.0%					$ 289,723,470

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Futures contracts outstanding at July 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
16	S&P 500 E-Mini Index	Sep. 2018	$2,253,680	$32,306

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
A security with a market value of $523,620 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at July 31, 2018.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 6,946,817	$ —	$—
Auto Components	299,650	—	—
Automobiles	1,300,313	—	—
Banks	17,317,069	—	—
Beverages	4,791,309	—	—
Biotechnology	6,385,295	—	—
Building Products	1,282,032	—	—
Capital Markets	7,130,274	—	—
Chemicals	4,929,408	—	—
Communications Equipment	3,831,474	—	—
Construction & Engineering	369,360	—	—
Consumer Finance	3,930,339	—	—
Containers & Packaging	544,165	—	—
Diversified Consumer Services	674,827	—	—
Diversified Financial Services	5,025,898	—	—
Diversified Telecommunication Services	6,686,413	—	—
Electric Utilities	3,090,696	—	—
Electrical Equipment	1,183,436	—	—
Electronic Equipment, Instruments & Components	344,769	—	—
Energy Equipment & Services	1,244,292	—	—
Equity Real Estate Investment Trusts (REITs)	5,874,394	—	—
Food & Staples Retailing	2,160,446	—	—
Food Products	4,586,980	—	—
Gas Utilities	616,424	—	—
Health Care Equipment & Supplies	11,054,590	—	—
Health Care Providers & Services	9,813,300	—	—
Hotels, Restaurants & Leisure	2,875,758	—	—
Household Durables	284,790	—	—
Household Products	2,872,880	—	—
Independent Power & Renewable Electricity Producers	2,378,390	—	—
Industrial Conglomerates	5,867,809	—	—

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Insurance	$ 4,869,319	$ —	$—
Internet & Direct Marketing Retail	10,078,774	—	—
Internet Software & Services	16,844,027	—	—
IT Services	10,779,755	—	—
Leisure Products	336,168	—	—
Life Sciences Tools & Services	2,497,572	—	—
Machinery	6,142,798	—	—
Media	5,330,234	—	—
Metals & Mining	2,892,953	—	—
Mortgage Real Estate Investment Trusts (REITs)	1,088,919	—	—
Multiline Retail	3,574,206	—	—
Multi-Utilities	1,210,424	—	—
Oil, Gas & Consumable Fuels	17,821,336	—	—
Personal Products	1,356,433	—	—
Pharmaceuticals	13,949,486	—	—
Professional Services	1,151,764	—	—
Real Estate Management & Development	1,847,580	—	—
Road & Rail	3,343,240	—	—
Semiconductors & Semiconductor Equipment	10,999,493	—	—
Software	18,981,288	—	—
Specialty Retail	8,387,615	—	—
Technology Hardware, Storage & Peripherals	13,162,067	—	—
Textiles, Apparel & Luxury Goods	2,514,407	—	—
Tobacco	1,836,684	—	—
Trading Companies & Distributors	475,800	—	—

Affiliated Mutual Fund	405,201	—	—
U.S. Treasury Obligation	—	523,620	—
Other Financial Instruments*
Futures Contracts	32,306	—	—
Total	$287,603,446	$523,620	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:
The following abbreviations are used in the quarterly schedule of portfolio holdings:
144A    Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
A    Annual payment frequency for swaps
M    Monthly payment frequency for swaps
Q    Quarterly payment frequency for swaps
S    Semiannual payment frequency for swaps
T    Swap payment upon termination
ABS    Asset-Backed Security
BABs    Build America Bonds
BBR    New Zealand Bank Bill Rate
BBSW    Australian Bank Bill Swap Reference Rate
bps    Basis Points
BROIS    Brazil Overnight Interbank Deposit
BUBOR    Budapest Interbank Offered Rate
CDX    Credit Derivative Index
CLO    Collateralized Loan Obligation
CLOIS    Sinacofi Chile Interbank Rate Average
COOIS    Colombia Overnight Interbank Reference Rate
CMBX    Commercial Mortgage Backed Securities Index
CPI    Consumer Price Index

EMTN    Euro Medium Term Note
EIBOR    Emirates Interbank Offered Rate
EONIA    Euro Overnight Index Average
EURIBOR    Euro Interbank Offered Rate
FHLMC    Federal Home Loan Mortgage Corp.
GMTN    Global Medium Term Note
IO    Interest Only
iTraxx    International Credit Derivative Index
JIBAR    Johannesburg Interbank Agreed Rate
KWCDC    Korean Won Certificate of Deposit
L2    Level 2
L3    Level 3
LIBOR    London Interbank Offered Rate
MIBOR    Mumbai Inter-Bank Offered Rate
MTN    Medium Term Note
NIBOR    Norwegian Interbank Offered Rate
OTC    Over-the-counter
PIK    Payment-in-Kind
PRIBOR    Prague Interbank Offered Rate
REIT(s)    Real Estate Investment Trust(s)
SAIBOR    Saudi Arabian Interbank Offered Rate

SIBOR    Singapore Interbank Offered Rate
STIBOR    Stockholm Interbank Offered Rate
Strips    Separate Trading of Registered Interest and Principal of Securities
TELBOR    Tel Aviv Interbank Offered Rate
TIPS    Treasury Inflation-Protected Securities
USAID    United States Agency for International Development
USOIS    United States Overnight Index Swap
WIBOR    Warsaw Interbank Offered Rate
ARS    Argentine Peso
AUD    Australian Dollar
BRL    Brazilian Real
CAD    Canadian Dollar
CHF    Swiss Franc
CLP    Chilean Peso
CNH    Chinese Renminbi (offshore)
CNY    Chinese Renminbi (onshore)
COP    Colombian Peso
CZK    Czech Koruna
DKK    Danish Krone
EGP    Egyptian Pound
EUR    Euro

GBP    British Pound
HUF    Hungarian Forint
IDR    Indonesian Rupiah
ILS    Israeli Shekel
INR    Indian Rupee
JPY    Japanese Yen
KRW    South Korean Won
MYR    Malaysian Ringgit
MXN    Mexican Peso
NOK    Norwegian Krone
NZD    New Zealand Dollar
PEN    Peruvian Nuevo Sol
PHP    Philippine Peso
PLN    Polish Zloty
RUB    Russian Ruble
SAR    Saudi Arabian Riyal
SEK    Swedish Krona
SGD    Singapore Dollar
THB    Thai Baht
TRY    Turkish Lira
TWD    New Taiwanese Dollar

USD    United States Dollar
ZAR    South African Rand

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM”.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of each Fund, including: each Fund’s Treasurer (or the Treasurer’s direct reports); and each Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding each Fund is available in each Fund's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 9

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     September 17, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date     September 17, 2018

* Print the name and title of each signing officer under his or her signature.